UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2017

Annual Reports of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the year ended December 31, 2017.

The year 2017 was one for the U.S. stock market record books. According to The Wall Street Journal, The Dow Jones Industrial Average made 71 record-high closings, the most since the tech frenzy of the late 1990s. The S&P 500® Index (S&P 500) and NASDAQ also stood near record highs at year end. One of the more interesting statistics is that 2017 was the first time in which the S&P 500 posted positive total returns for every month of the year, part of a string of 14 consecutive months of increases. Also during 2017 there were no days in which the S&P 500 finished with a 2% or greater move, and very few with even a 1% move. In fact, the best performance day was a 1.38% advance. Such outcomes were not anticipated by any economists or strategists.

Globally, the same held true for most markets. All developed markets posted positive results, with all but two in double digits. In the U.S., the S&P 500 advanced more than 20% on a total return basis. The Japan Nikkei Index advanced about 20%. European markets generally finished up in the high single-digits to mid-teens in percentage terms. In U.S. dollar terms, foreign results were even better, given the weaker dollar versus last year. At the same time, most emerging markets also posted strong gains.

The sources of these spectacular results are threefold, in our opinion. First, 2017 was a year of truly synchronized global economic growth. Second, global monetary policy remained accommodative because, despite the scaling back of quantitative easing by the U.S. Federal Reserve, Europe and Japan continued to pump money into the global financial system. And third, markets were buoyed by high expectations for aggressive fiscal policy initiatives by the Trump administration, including tax cuts and infrastructure spending.

With regard to the global economy, we have previously commented on the steady acceleration in economic statistics during 2017. The U.S. produced two back-to-back quarters of 3.0%-plus Gross Domestic Product growth and while the fourth quarter result was slightly lower at 2.6%, the underlying fundamentals were strong and support the premise of continued economic growth. Both the ISM Manufacturing and ISM Non-Manufacturing surveys of purchasing managers stand near cycle and historical highs. The most important underlying components of these surveys — namely, orders, prices and deliveries — were among the strongest. Retail sales at the end of the year registered a 6% year-over-year run-rate following six straight monthly advances. Beyond the U.S., in an ascending trend, Japan posted seven positive GDP quarters in a row, while Europe has slowly expanded over the past three years and is currently growing at a rate approaching 2.0%. China, while expected to slow over the long term, continued to grow at a mid-to-high 6% range over the past few years. Combined on a weighted basis, global growth showed modest but consistent improvement for the past couple of years, as indicated by optimistic forecasts by such organizations as the International Monetary Fund.

All major global monetary authorities are at various stages in their quantitative easing cycles. The U.S. stopped buying new bonds two years ago, then began to gradually raise the Federal Funds rate. More recently, it allowed its balance sheet to begin slowly shrinking by not reinvesting the proceeds of maturing bonds. The Bank of England has pursued a parallel course. The European Central Bank began its withdrawal from quantitative easing by beginning to let its maturing bonds roll off without reinvestment, but at a very gradual pace. Given recent good news on the economy, it is expected to begin to raise interest rates sometime in 2018. The Bank of Japan will probably maintain its bond buying program until it becomes more confident in the sustainability of modest inflation. Plenty of liquidity remains in the global financial system and if economic conditions begin to deteriorate, central banks should be able to reinitiate some form of rate reduction/quantitative easing program. Of course, there are skeptics who fear that central banks will tighten monetary conditions too quickly and curtail expansion prematurely. The strength of the global economy and the deliberately slow pace at which the banks are moving suggests that won’t happen anytime soon. The major concern is how current policy may have to be modified to respond to the economic effects of the recently passed Tax Cuts and Job Act bill in the U.S.

There is no doubt that the bill will add fuel to the economic expansion. Analysts have already penciled in an additional $10 to $18 in S&P 500 earnings per share over the next two years. It appears that most Americans will see at least a modest increase in their paychecks. A number of corporations have already announced across-the-board wage increases and special bonuses. In addition, one key expectation is that corporations will use some of the proceeds from the tax cut and repatriation of foreign earnings to expand capital spending, which has been a missing component in this expansion. These expectations are backed up by surveys of corporate leaders. Unlike share buybacks, dividends or acquisitions, which are financial transactions whose proceeds tend to feed back into financial assets, capital spending injects money and liquidity into the real economy where it has a multiplier effect. As an example, when Company A buys a machine from Company B and produces goods more efficiently and cheaply, it permits wage increases and/or lower consumer prices. In the meantime, Company B must hire workers to fulfill new demand, thus raising incomes which in turn are used by workers to buy food, furniture, or cars.

There are skeptics who raise the question of why companies would ramp up capital spending now when there has been more than enough cash to do so during most of this expansion. Instead, most cash went toward share repurchases, dividends and acquisitions, generally non-productive uses of capital except for the latter — if they work. Companies invest in projects if they determine that the returns on capital invested exceed the costs of that capital. Given the historically low interest rates that have prevailed over the past 10 years, the cost of debt capital has been extremely low, and therefore one would think there would be many viable investment alternatives for corporations to pursue. But corporations often took on debt for share repurchases instead, suggesting that such reduction in share count and thus higher earnings per share and returns on book value were deemed higher (and less risky) than capital projects. The question now is whether the tax law changes the calculus to incentivize capital spending as opposed to directly or indirectly returning capital to shareholders. Of course, the answer will be case specific, but the combination of reducing the amount of interest expense that can be used for tax purposes, the five-year provision allowing full expensing of capital purchases, and the lower taxes on profits derived from such capital projects, would seem to provide plenty of motivation for at least some corporations to change their capital allocation policies.

Increasing economic growth drives corporate sales and earnings, which in turn drive stock prices. Rising earnings drive rising earnings expectations, both in terms of magnitude and sustainability. These two components of expectations are important because they help to explain the relative contributions of actual earnings and the price/earnings (P/E) ratio to stock price changes. If earnings expectations rise and are then realized or exceeded, stock prices should advance by the same amount assuming the P/E multiple does not change. But P/E multiples do change and account for a wide range of differences between how much earnings affect relative stock price changes. P/E ratios depend on how much future growth markets are willing to discount into current stock prices. The more confidence investors have in the sustainability of earnings growth the more they are willing to pay per dollar of earnings (i.e., the P/E ratio). Conversely, if earnings growth is viewed as the result of a one-time event, such as a change in tax law, the P/E ratio is not likely to rise much, if at all. And if the markets begin to suspect that earnings are about to roll over and decline, the P/E ratio and, thus, stock prices will fall faster than actual earnings decline.

This admittedly arcane discussion of valuation is important to understanding what we believe is going on in the market today. The most strident complaint is that the markets are too expensive because the P/E ratio, even based on tax-cut adjusted corporate earnings, is currently 18.5 times versus a long-term historical average of 15.0 times. Based on the reasoning above, it would seem that the step-up in earnings from the recently passed tax cut has been fully taken into account by the markets. However, we believe the price per dollar of those earnings (P/E ratio) is not excessive for several reasons. First, the historical average is just that, an average over time that encompasses both up and down markets. Given the strengthening global economy and increase in sales and earnings over the past couple of years, it does not seem outlandish to pay more than average for those kinds of results. Furthermore, the current strength seems to have momentum that could persist, especially with the assist of large tax cuts for corporations and increased paychecks for most consumers.

The point is that investors are discounting the incremental growth effects expected to come from a pick-up in corporate capital spending due to the tax cut bill. More growth, higher earnings, and higher stock prices for longer periods of time are why we don’t believe stock valuations are too elevated and why we believe the current bull market rally has longer to run.

The Adviser to the Funds continues to reimburse the Funds for all expenses incurred by the Funds, other than the Adviser’s Management Fees. Furthermore, the Money Market Fund will continue to have a portion of its advisory fees waived to the extent necessary to ensure that the cumulative total investment return for the Money Market Fund, net of fees and expenses, does not fall below zero.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2017

All America Fund	+19.58%
Equity Index Fund	+21.66%
Mid-Cap Equity Index Fund	+15.99%
Small Cap Value Fund	+ 8.22%
Small Cap Growth Fund	+24.20%
Bond Fund	+ 3.26%
Money Market Fund	+ 0.73%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the year ended December 31, 2017 compared with its relevant index. Also presented are graphs and tables for each Fund (except the Money Market Fund) that illustrate each Fund’s respective:

●	Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

●	Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

●	Historical performance compared to an index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board, President

and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

Standard & Poor’s®, S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund has been approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% large capitalization stocks and 20% small cap stocks. Beginning July 1, 2016, the actively managed portfolio shifted to mid-cap stocks from large cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the year ended December 31, 2017, the S&P 500 of large capitalization stocks increased by 21.83% on a total return basis, while the Russell® Midcap Core Index was up 18.52% and the Russell Midcap® Value Index was up 13.34%. The Russell 2000® Growth Index advanced 22.17% and the Russell 2000® Value Index was up 7.84%.

The All America Fund’s return for the year ended December 31, 2017, before expenses was 20.18% and 19.58% after expenses versus the benchmark return of 21.83% The underperformance of the Fund versus the S&P 500 during the year was due to the underperformance of the mid and small capitalization segments of the fund as compared to the large capitalization benchmark.

GROWTH OF A $10,000 INVESTMENT

All America Fund
Period Ended 12/31/2017	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,958	19.58%	19.58%
5 Years	$19,659	96.59%	14.48%
10 Years	$21,183	111.83%	7.80%

S & P 500 Index
Period Ended 12/31/2017	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$12,183	21.83%	21.83%
5 Years	$20,813	108.13%	15.79%
10 Years	$22,598	125.98%	8.50%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

EQUITY INDEX FUND

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the year ended December 31, 2017, was 21.81% before expenses and 21.66% after expenses, just below the benchmark return of 21.83%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Equity Index Fund
Period Ended 12/31/2017	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$12,166	21.66%	21.66%
5 Years	$20,685	106.85%	15.65%
10 Years	$22,328	123.28%	8.36%

S & P 500 Index
Period Ended 12/31/2017	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$12,183	21.83%	21.83%
5 Years	$20,813	108.13%	15.79%
10 Years	$22,598	125.98%	8.50%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the year ended December 31, 2017, was 16.14% before expenses and 15.99% after expenses, finishing below the 16.24% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Mid-Cap Equity Index Fund
Period Ended 12/31/2017	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,599	15.99%	15.99%
5 Years	$19,975	99.75%	14.84%
10 Years	$25,500	155.00%	9.81%

S & P MidCap 400 Index
Period Ended 12/31/2017	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,624	16.24%	16.24%
5 Years	$20,118	101.18%	15.01%
10 Years	$25,856	158.56%	9.97%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2017, the Small Cap Value Fund returned 9.14% before expenses and 8.22% after expenses versus a 7.84% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Health Care and Industrials while the worst performing sectors were Retail and Energy.

Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Technology and Basic Materials, while sectors detracting from Fund performance included Consumer Cyclicals and Industrials.

GROWTH OF A $10,000 INVESTMENT

Small Cap Value Fund
Period Ended 12/31/2017	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$10,822	8.22%	8.22%
5 Years	$17,091	70.91%	11.31%
10 Years	$22,683	126.83%	8.54%

Russell 2000 Value Index
Period Ended 12/31/2017	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$10,784	7.84%	7.84%
5 Years	$18,429	84.29%	13.01%
10 Years	$21,938	119.38%	8.17%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 25.26% before expenses and 24.20% after expenses during the year ended December 31, 2017. The Fund’s benchmark, the Russell 2000® Growth Index, returned 22.17% for the period.

The growth style showed attractive returns in the large, mid and small cap asset classes for the year 2017, outperforming the value style. Telecommunication Services and Health Care were the sectors with the top absolute returns in the Russell 2000® Growth Index. Both Energy and REIT had the lowest absolute returns in the Russell 2000® Growth Index for the 12-month period.

The Fund’s best outperformance came from the Information Technology, Industrials and Materials sectors which contributed meaningfully to our overall return. Consumer Staples and Financials underperformed the Russell 2000® Growth Index for the calendar year 2017.

Our underperformance in the Consumer Staples and Financials sectors was not enough to offset our strong performance in the Technology, Industrials and Materials sectors which provided investors with an attractive absolute and relative return of over 20%.

Our outperformance was driven by stock selection, not sector allocation.

We expect macro events will continue to play an outsized role in the financial markets with reactions from investors happening in increasingly short periods of time.

GROWTH OF A $10,000 INVESTMENT

Small Cap Growth Fund
Period Ended 12/31/2017	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$12,420	24.20%	24.20%
5 Years	$19,625	96.25%	14.44%
10 Years	$22,456	124.56%	8.43%

Russell 2000 Growth Index
Period Ended 12/31/2017	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$12,217	22.17%	22.17%
5 Years	$20,295	102.95%	15.21%
10 Years	$24,089	140.89%	9.19%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

BOND FUND

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed bonds, all of which normally yield more than U.S. Treasury issues.

The Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays Aggregate Bond Index (the Aggregate) with an overweighting of BBB issuers. To achieve the duration target of approximately 90% of the benchmark, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

For the year ended December 31, 2017, the Bond Fund returned 3.73% before expenses and 3.26% after expenses, versus a 3.54% return for the Aggregate. The Fund’s relative outperformance was driven primarily by its overweight position in corporate bonds, in particular, BBB-rated industrial bonds.

The Federal Reserve (Fed) governors continue to withdraw some of the extraordinary measures put in place following the financial crisis in 2008. To that end, they raised the Fed Funds target range three times in 2017, in March, June and again in December, to 1.25% — 1.50%. Further increases are expected in 2018.

The interest rate curve flattened as yields on short-dated U.S. Treasuries rose while those of long-dated U.S. Treasuries fell. Two-year U.S. Treasury Notes yielded 1.19% at the end of the 4th quarter of 2016 and 1.88% on December 29, 2017. Ten year yields fell 3 basis points or 0.03% to 2.41% during the year. This is not an uncommon effect during a Fed tightening cycle. The front end of the yield curve, generally considered to be up to five years in maturity, is more affected by Fed policy. As the Fed raises rates, short term rates move with them. The longer end of the yield curve, maturities of seven to thirty years, is driven more by inflation expectations. As Fed tightenings in theory slow the economy, inflation is presumed to fall and tends to pull longer term rates down.

High-grade corporate bond spreads tightened from 127 basis points at the end of 2016 to 96 basis points on December 29, 2017. This represents close to the lowest level in ten years and helped corporate bonds deliver the best return of the benchmark components for the second year in a row. Utilities aided by their exposure to the long end of the Treasury curve had the best overall return. Metals and mining, spurred by worldwide economic growth, repeated as the best performing individual sector with a double digit return.

GROWTH OF A $10,000 INVESTMENT

Bond Fund
Period Ended 12/31/2017	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,326	3.26%	3.26%
5 Years	$11,398	13.98%	2.65%
10 Years	$15,201	52.01%	4.28%

Bloomberg Barclays Aggregate Bond Index
Period Ended 12/31/2017	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,354	3.54%	3.54%
5 Years	$11,095	10.95%	2.10%
10 Years	$14,810	48.10%	4.01%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MONEY MARKET FUND

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the year ended December 31, 2017, the Money Market Fund returned 0.93% before expenses and 0.73% after expenses, compared to a 0.84% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve (Fed) governors continue to withdraw some of the extraordinary measures put in place following the financial crisis in 2008. To that end, they raised the Fed Funds target range three times in 2017, in March, June and again in December, to 1.25% — 1.50%. Further increases are expected in 2018. While the frequency of future rate increases is uncertain, the Fed’s commitment to unwinding more of the measures taken since the crisis is clear. At the June meeting, the Fed laid out a plan to start reducing its holdings of $4.5 trillion in U.S. Treasury and Mortgage-Backed securities. The Committee intends to slowly decrease its reinvestment of the principal payments it receives from securities it holds. These actions commenced in October when the Fed started reducing its purchases by $10 billion per month. This figure will rise in equal amounts until it reaches $50 billion per month later this year.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity in light of the uncertainty of the path of interest rates. On December 31, the fund held 31% in U.S. Treasury Bills, 13% in U.S. agency discount notes and the remainder in commercial paper. The average maturity was 20 days.

The seven-day effective yield as of February 13, 2018, was 1.27%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2017 (Unaudited)

All America Fund

Equity Index Fund

Mid-Cap Equity Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Bond Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2017 (Unaudited) (Continued)

Money Market Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse each Fund’s total operating expenses other than their respective investment management fees. This contractual obligation remains in effect through April 30, 2018 and will continue for succeeding 12 month periods ending April 30th unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. The effective annualized investment management fee for the Money Market Fund during the year ended December 31, 2017 was 0.20% and the Fund was reimbursed for all other operating expenses during the year. No investment management fees were waived during 2017.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2017 and held for the entire period ending December 31, 2017 under the expense reimbursement in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Institutional Funds, Inc. Funds do not charge.

All America Fund
	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period* July 1 to December 31, 2017
Actual	$1,000.00	$1,106.90	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.55

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund
	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period* July 1 to December 31, 2017
Actual	$1,000.00	$1,113.63	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period* July 1 to December 31, 2017
Actual	$1,000.00	$1,095.81	$0.66
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period* July 1 to December 31, 2017
Actual	$1,000.00	$1,063.02	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.33

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period* July 1 to December 31, 2017
Actual	$1,000.00	$1,114.94	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.33

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund
	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period* July 1 to December 31, 2017
Actual	$1,000.00	$1,008.08	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.29

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period* July 1 to December 31, 2017
Actual	$1,000.00	$1,004.58	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.02

*	Expenses are equal to the Fund’s annual expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.6%)
Amazon.com, Inc.*	122	$142,674
Comcast Corp. Cl A	1,442	57,752
Disney (Walt) Co.	467	50,207
Home Depot, Inc.	360	68,231
McDonald’s Corp.	245	42,169
Other Securities	8,104	493,019

		854,052

CONSUMER STAPLES (4.4%)
Altria Group, Inc.	582	41,561
Coca-Cola Co.	1,181	54,184
PepsiCo, Inc.	436	52,285
Philip Morris Int’l., Inc.	478	50,501
Proctor & Gamble Co.	782	71,850
Wal-Mart Stores, Inc.	449	44,339
Other Securities	3,698	257,879

		572,599

ENERGY (3.3%)
Chevron Corp.	583	72,986
Exxon Mobil Corp.	1,304	109,067
Other Securities	4,980	245,023

		427,076

FINANCIALS (10.2%)
Bank of America Corp.	2,956	87,261
Berkshire Hathaway, Inc. Cl B*	591	117,148
Citigroup, Inc.	812	60,421
iShares Core S&P 500 ETF	811	218,032
JPMorgan Chase & Co.	1,059	113,249
Progressive Corp.	176	9,912
Visa, Inc. Cl A	554	63,167
Wells Fargo & Co.	1,355	82,208
Other Securities	8,122	563,393

		1,314,791

HEALTH CARE (7.5%)
AbbVie, Inc.	489	47,291
Johnson & Johnson	826	115,409
Merck & Co., Inc.	837	47,098
Pfizer, Inc.	1,828	66,210

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTHCARE (CONTINUED)
UnitedHealth Group, Inc.	295	$65,036
Other Securities	6,303	620,872

		961,916

INDUSTRIALS (5.6%)
3M Co.	181	42,602
Boeing Co.	170	50,135
General Electric Co.	2,678	46,731
L-3 Communications Corp.	25	4,946
Rockwell Automation, Inc.	40	7,854
Other Securities	5,507	563,160

		715,428

INFORMATION TECHNOLOGY (12.3%)
Alphabet, Inc. Cl A*	90	94,806
Alphabet, Inc. Cl C*	92	96,269
Apple, Inc.	1,572	266,025
Cisco Systems, Inc.	1,509	57,795
Facebook, Inc. Cl A*	730	128,816
Intel Corp.	1,431	66,055
Int’l. Business Machines Corp.	266	40,810
Mastercard, Inc. Cl A	284	42,986
Microsoft Corp.	2,356	201,528
Oracle Corp.	932	44,065
Other Securities	7,784	557,120

		1,596,275

MATERIALS (1.6%)
DowDuPont, Inc.	716	50,994
Packaging Corp. of America	30	3,617
Other Securities	2,011	153,545

		208,156

REAL ESTATE (1.6%)
Other Securities	2,812	201,924

TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	1,888	73,405
Verizon Communications, Inc.	1,250	66,163
Other Securities	291	4,854

		144,422

UTILITIES (1.6%)
Other Securities	3,577	205,251

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $4,644,650) 55.8%		7,201,890

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	1.05	01/04/18	$50,000	$49,993

TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $49,993) 0.4%					49,993

TOTAL INDEXED ASSETS (Cost: $4,694,643) 56.2%					$7,251,883

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2017

	Shares	Value

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.8%)
Five Below, Inc.*	644	$42,710
Lions Gate Entertainment Corp. Cl A*	704	23,802
Lions Gate Entertainment Corp. Cl B*	705	22,377
Sleep Number Corp.*	1,544	58,038
Other Securities	11,610	469,597

		616,524

CONSUMER STAPLES (1.2%)
Other Securities	4,816	152,496

ENERGY (2.1%)
Other Securities	13,085	269,088

FINANCIALS (7.5%)
Progressive Corp.	536	30,187
Starwood Property Trust, Inc.	1,855	39,604
SVB Financial Group*	235	54,936
Other Securities	22,727	851,897

		976,624

HEALTH CARE (4.6%)
Other Securities††	12,315	598,160

INDUSTRIALS (6.9%)
L-3 Communications Corp.	182	36,009
Mueller Industries, Inc.	1,118	39,611
Rockwell Automation, Inc.	176	34,558
Other Securities	14,921	782,038

		892,216

INFORMATION TECHNOLOGY (6.4%)
Other Securities††	21,825	823,093

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (2.8%)
Packaging Corp. of America	302	$36,406
Other Securities††	8,396	321,250

		357,656

REAL ESTATE (3.6%)
Other Securities	14,518	457,212

TELECOMMUNICATION SERVICES (0.4%)
Other Securities	2,913	48,200

UTILITIES (2.0%)
Other Securities	5,550	257,139

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $4,414,658) 42.3%		5,448,408

ACTIVE ASSETS:
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. — expiring 07/29/2020*	394	234

TOTAL ACTIVE ASSETS-WARRANTS
(Cost: $238) 0.0% (2)		234

TOTAL ACTIVE ASSETS
(Cost: $4,414,896) 42.3%		5,448,642

TOTAL INVESTMENTS
(Cost: $9,109,539) 98.5%		12,700,525

OTHER NET ASSETS 1.5%		195,839

NET ASSETS 100.0%		$12,896,364

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.4%)
Amazon.com, Inc.*	732	$856,052
Comcast Corp. Cl A	8,625	345,431
Disney (Walt) Co.	2,788	299,738
Home Depot, Inc.	2,148	407,110
McDonald’s Corp.	1,462	251,639
Other Securities	48,457	2,956,013

		5,115,983

CONSUMER STAPLES (7.6%)
Altria Group, Inc.	3,480	248,507
Coca-Cola Co.	7,065	324,142
PepsiCo, Inc.	2,604	312,272
Philip Morris Int’l., Inc.	2,863	302,476
Proctor & Gamble Co.	4,679	429,907
Wal-Mart Stores, Inc.	2,691	265,736
Other Securities	22,113	1,543,140

		3,426,180

ENERGY (5.7%)
Chevron Corp.	3,483	436,037
Exxon Mobil Corp.	7,800	652,392
Other Securities	29,813	1,467,796

		2,556,225

FINANCIALS (16.5%)
Bank of America Corp.	17,677	521,813
Berkshire Hathaway, Inc. Cl B*	3,533	700,311
Citigroup, Inc.	4,853	361,112
iShares Core S&P 500 ETF	3,283	882,635
JPMorgan Chase & Co.	6,329	676,823
Visa, Inc. Cl A	3,313	377,748
Wells Fargo & Co.	8,101	491,488
Other Securities	49,557	3,421,553

		7,433,483

HEALTH CARE (12.8%)
Abbott Laboratories	3,169	180,855
AbbVie, Inc.	2,920	282,393
Amgen, Inc.	1,329	231,113
Bristol-Myers Squibb Co.	3,025	185,372
Johnson & Johnson	4,941	690,357
Medtronic PLC	2,502	202,066
Merck & Co., Inc.	5,001	281,406
Pfizer, Inc.	10,938	396,174
UnitedHealth Group, Inc.	1,769	389,994
Other Securities	27,705	2,920,343

		5,760,073

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (9.5%)
3M Co.	1,087	$255,847
Boeing Co.	1,018	300,218
General Electric Co.	16,021	279,566
Honeywell International, Inc.	1,409	216,084
Union Pacific Corp.	1,438	192,836
United Technologies Corp.	1,364	174,005
Other Securities	29,104	2,861,706

		4,280,262

INFORMATION TECHNOLOGY (21.3%)
Alphabet, Inc. Cl A*	543	571,996
Alphabet, Inc. Cl C*	551	576,178
Apple, Inc.	9,398	1,590,419
Broadcom Ltd.	735	188,822
Cisco Systems, Inc.	9,022	345,543
Facebook, Inc. Cl A*	4,371	771,307
Intel Corp.	8,555	394,899
Int’l. Business Machines Corp.	1,590	243,938
Mastercard, Inc. Cl A	1,698	257,009
Microsoft Corp.	14,094	1,205,596
NVIDIA Corp.	1,110	214,785
Oracle Corp.	5,574	263,539
Texas Instruments, Inc.	1,824	190,499
Other Securities	42,924	2,741,238

		9,555,768

MATERIALS (2.8%)
DowDuPont, Inc.	4,284	305,106
Other Securities	12,197	941,799

		1,246,905

REAL ESTATE (2.7%)
Other Securities	16,829	1,209,037

TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.	11,293	439,072
Verizon Communications, Inc.	7,478	395,811
Other Securities	1,739	29,007

		863,890

UTILITIES (2.7%)
Other Securities	21,424	1,229,841

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $28,798,979) 94.9%		42,677,647

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.9%)
U.S. Treasury Bill (1)	A-1+	1.00 - 1.18	01/02/18 - 02/01/18	$2,200,000	$2,198,809

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,198,809) 4.9%					2,198,809

TOTAL INVESTMENTS (Cost: $30,997,788) 99.8%					44,876,456

OTHER NET ASSETS 0.2%					106,183

NET ASSETS 100.0%					$44,982,639

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.4%)
Domino’s Pizza, Inc.	571	$107,896
NVR, Inc.*	46	161,373
Polaris Industries, Inc.	772	95,720
Thor Industries, Inc.	639	96,310
Other Securities	63,990	2,378,538

		2,839,837

CONSUMER STAPLES (3.6%)
Ingredion, Inc.	943	131,831
Lamb Weston Hldgs., Inc.	1,931	109,005
Other Securities	19,183	648,085

		888,921

ENERGY (4.0%)
HollyFrontier Corp.	2,319	118,779
Other Securities	55,975	887,157

		1,005,936

FINANCIALS (17.0%)
Alleghany Corp.*	203	121,006
American Financial Group, Inc.	913	99,097
East West Bancorp, Inc.	1,881	114,421
FactSet Research Systems, Inc.	513	98,886
iShares Core S&P Mid-Cap ETF	1,085	205,906
MarketAxess Hldgs., Inc.	496	100,068
MSCI, Inc. Cl A	1,186	150,076
Reinsurance Grp. of America, Inc.	841	131,137
SEI Investments Co.	1,703	122,378
Signature Bank*	702	96,357
SVB Financial Group*	690	161,301
Other Securities	87,787	2,858,316

		4,258,949

HEALTH CARE (7.1%)
Abiomed, Inc.*	552	103,450
STERIS PLC	1,121	98,054
Teleflex, Inc.	593	147,550
WellCare Health Plans, Inc.*	582	117,046
West Pharmaceutical Svcs., Inc.	981	96,795
Other Securities	25,792	1,212,191

		1,775,086

INDUSTRIALS (14.9%)
Copart, Inc.*	2,640	114,022
Graco, Inc.	2,178	98,489
Hubbell, Inc.	721	97,580

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Huntington Ingalls Industries, Inc.	596	$140,477
IDEX Corp.	1,007	132,894
Lennox International, Inc.	498	103,713
Manpowergroup, Inc.	873	110,094
Nordson Corp.	663	97,063
Old Dominion Freight Line, Inc.	899	118,263
Orbital ATK, Inc.	760	99,940
Other Securities	45,637	2,602,968

		3,715,503

INFORMATION TECHNOLOGY (16.3%)
Broadridge Financial Solutions, Inc.	1,534	138,950
CDK Global, Inc.	1,721	122,673
Cognex Corp.	2,293	140,240
Henry (Jack) & Associates, Inc.	1,012	118,364
IPG Photonics Corp.*	493	105,566
Keysight Technologies, Inc.*	2,455	102,128
Leidos Hldgs., Inc.	1,878	121,262
Take-Two Interactive Software, Inc.*	1,497	164,336
Teradyne, Inc.	2,557	107,062
Trimble Navigation Ltd.*	3,300	134,112
Other Securities	60,124	2,825,506

		4,080,199

MATERIALS (6.7%)
Steel Dynamics, Inc.	3,099	133,660
The Chemours Co.	2,424	121,345
Other Securities	29,972	1,418,581

		1,673,586

REAL ESTATE (8.6%)
Camden Property Trust	1,227	112,958
Kilroy Realty Corp.	1,303	97,269
Other Securities	61,962	1,931,261

		2,141,488

TELECOMMUNICATION SERVICES (0.1%)
Other Securities	1,237	34,389

UTILITIES (5.0%)
Atmos Energy Corp.	1,468	126,087
UGI Corp.	2,270	106,577
Westar Energy, Inc.	1,883	99,422
Other Securities	20,161	910,363

		1,242,449

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $17,787,675) 94.7%		23,656,343

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2017

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.2%)
U.S. Treasury Bill (1)	A-1+	1.00 - 1.05	01/02/18 - 01/04/18	$1,300,000	$1,299,854

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $1,299,854) 5.2%					1,299,854

TOTAL INVESTMENTS
(Cost: $19,087,529) 99.9%					24,956,197

OTHER NET ASSETS 0.1%					33,837

NET ASSETS 100.0%					$24,990,034

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (7.8%)
Houghton Mifflin Harcourt Co.*	12,945	$120,389
Playa Hotels & Resorts NV*	9,005	97,164
Sleep Number Corp.*	5,750	216,143
Other Securities	16,403	428,195

		861,891

CONSUMER STAPLES (2.5%)
Crimson Wine Group Ltd.*	11,299	120,560
Vector Group Ltd.	3,891	87,081
Other Securities	5,611	71,821

		279,462

ENERGY (5.3%)
PBF Energy, Inc.	5,458	193,486
Other Securities	37,619	396,610

		590,096

FINANCIALS (30.4%)
American Equity Investment Life Hldg. Co.	3,901	119,878
Aspen Insurance Hldgs. Ltd.	2,199	89,279
BancFirst Corp.	2,815	143,987
Banner Corp.	2,203	121,429
Brookline Bancorp, Inc.	8,694	136,496
Bryn Mawr Bank Corp.	2,544	112,445
Ellington Financial LLC	7,550	109,551
Enterprise Financial Svcs. Corp.	2,745	123,937
First Interstate BancSytem, Inc.	3,219	128,921
Flushing Financial Corp.	3,105	85,388
Glacier Bancorp, Inc.	2,851	112,301
Marlin Business Svcs. Corp.	4,668	104,563
NMI Hldgs., Inc. Cl A*	9,988	169,796
Northfield Bancorp, Inc.	6,343	108,338
Selective Insurance Group, Inc.	2,812	165,064
Stock Yards Bancorp, Inc.	5,103	192,383
SVB Financial Group*	1,103	257,848
Other Securities	37,764	1,084,028

		3,365,632

HEALTH CARE (4.1%)
Supernus Pharmaceuticals, Inc.*	3,988	158,922
Other Securities	14,465	289,652

		448,574

INDUSTRIALS (15.4%)
BMC Stock Hldgs., Inc.*	3,611	91,358
Deluxe Corp.	1,424	109,420
Encore Wire Corp.	2,475	120,409
Hyster-Yale Materials Handling, Inc. Cl A	1,052	89,588
Kirby Corp.*	1,280	85,504
Landstar System, Inc.	833	86,715
Miller Industries, Inc.	6,061	156,374
Mueller Industries, Inc.	8,079	286,237

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Universal Forest Products, Inc.	2,829	$106,427
VSE Corp.	2,322	112,454
Other Securities	18,205	453,601

		1,698,087

INFORMATION TECHNOLOGY (10.7%)
Proofpoint, Inc.*	1,180	104,796
Richardson Electronics Ltd.	12,767	86,050
Stamps.com, Inc.*	475	89,300
SYNNEX Corp.	765	104,002
Other Securities††	49,955	800,607

		1,184,755

MATERIALS (4.9%)
Kaiser Aluminum Corp.	1,086	116,039
Kraton Corp.*	1,916	92,294
Other Securities	12,446	332,793

		541,126

REAL ESTATE (11.0%)
Chesapeake Lodging Trust	3,370	91,293
Colony NorthStar, Inc. Cl A	7,758	88,519
Cousins Properties, Inc.	9,349	86,478
Easterly Government Pptys.	5,060	107,980
Forest City Realty Trust, Inc. Cl A	6,341	152,818
Highwoods Properties, Inc.	2,146	109,253
Terreno Realty Corp.	2,562	89,824
The GEO Group, Inc.	4,933	116,419
Other Securities	18,158	374,068

		1,216,652

TELECOMMUNICATION SERVICES (1.3%)
Other Securities	9,714	139,397

UTILITIES (4.4%)
Avista Corp.	2,063	106,224
Idacorp, Inc.	993	90,720
Other Securities	5,878	287,201

		484,145

TOTAL COMMON STOCKS
(Cost: $8,564,117) 97.8%		10,809,817

WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. — expiring 07/29/2020*	3,504	2,085

TOTAL WARRANTS
(Cost: $2,117) 0.0% (2)		2,085

TOTAL INVESTMENTS
(Cost: $8,566,234) 97.8%		10,811,902

OTHER NET ASSETS 2.2%		240,338

NET ASSETS 100.0%		$11,052,240

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
Bloomin’ Brands, Inc.	4,024	$85,872
Dave & Buster’s Entertainment, Inc.*	1,096	60,466
Five Below, Inc.*	2,389	158,434
Haverty Furniture Cos., Inc.	3,947	89,400
Lions Gate Entertainment Corp. Cl A*	1,804	60,976
Lions Gate Entertainment Corp. Cl B*	1,804	57,243
Lithia Motors, Inc. Cl A	753	85,533
Red Rock Resorts, Inc. Cl A	2,855	96,328
Sleep Number Corp.*	3,430	128,934
Steve Madden Ltd.*	1,361	63,559
Thor Industries, Inc.	651	98,119
Other Securities	8,488	218,109

		1,202,973

CONSUMER STAPLES (2.0%)
WD-40 Co.	535	63,130
Other Securities	5,192	108,936

		172,066

ENERGY (1.8%)
Ring Energy, Inc.*	4,478	62,244
Other Securities	3,294	89,791

		152,035

FINANCIALS (6.6%)
First Merchants Corp.	1,502	63,174
Heritage Financial Corp.	2,071	63,787
Moelis & Co. Cl A	1,939	94,042
Other Securities	10,691	330,999

		552,002

HEALTH CARE (22.8%)
Abiomed, Inc.*	316	59,222
Acadia Healthcare Co., Inc.*	1,881	61,377
Exact Sciences Corp.*	1,524	80,071
Neurocrine Biosciences, Inc.*	836	64,865
Omnicell, Inc.*	2,107	102,190
Pacira Pharmaceuticals, Inc.*	1,460	66,649
Sage Therapeutics, Inc.*	498	82,026
Supernus Pharmaceuticals, Inc.*	1,927	76,791
WellCare Health Plans, Inc.*	365	73,405
Other Securities††	31,881	1,257,160

		1,923,756

INDUSTRIALS (18.1%)
BMC Stock Hldgs., Inc.*	2,898	73,319
EnPro Industries, Inc.	1,568	146,624
Granite Construction, Inc.	2,070	131,300
Healthcare Svcs. Group, Inc.	1,756	92,576

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
John Bean Technologies Corp.	574	$63,599
Landstar System, Inc.	685	71,309
Mueller Water Products, Inc. Cl A	5,710	71,546
Sun Hydraulics Corp.	1,697	109,779
Teledyne Technologies, Inc.*	541	98,002
Trex Co., Inc.*	813	88,121
Other Securities	19,029	580,463

		1,526,638

INFORMATION TECHNOLOGY (22.6%)
Callidus Software, Inc.*	4,249	121,734
CommVault Systems, Inc.*	1,273	66,833
EPAM Systems, Inc.*	899	96,580
LogMeIn, Inc.	533	61,029
Monolithic Power Systems, Inc.	533	59,888
New Relic, Inc.*	1,409	81,398
Proofpoint, Inc.*	1,170	103,908
Science Applications Int’l. Corp.	925	70,827
Zendisk, Inc.*	2,142	72,485
Other Securities	39,224	1,169,554

		1,904,236

MATERIALS (5.7%)
Berry Global Group, Inc.*	1,049	61,545
Ferro Corp.*	5,761	135,902
Ferroglobe PLC	4,842	78,440
Orion Engineered Carbons S.A.	2,565	65,664
U.S. Concrete, Inc.*	903	75,536
Other Securities††	2,045	59,211

		476,298

REAL ESTATE (2.8%)
QTS Realty Trust, Inc.	1,478	80,048
Terreno Realty Corp.	1,796	62,968
Other Securities	3,112	90,155

		233,171

TELECOMMUNICATION SERVICES (1.4%)
Other Securities	7,468	115,612

UTILITIES (0.6%)
Other Securities	686	53,885

TOTAL COMMON STOCKS
(Cost: $6,517,901) 98.7%		8,312,672

TOTAL INVESTMENTS
(Cost: $6,517,901) 98.7%		8,312,672

OTHER NET ASSETS 1.3%		105,924

NET ASSETS 100.0%		$8,418,596

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (27.0%)
U.S. Treasury Bond	AA+	2.88	05/15/43	$200,000	$205,648
U.S. Treasury Note	AA+	1.50 - 2.38	02/15/26 - 08/15/27	3,740,000	3,651,261
U.S. Treasury Strip	AA+	0.00	08/15/28 - 08/15/29	2,100,000	1,579,846

					5,436,755

U.S. GOVERNMENT AGENCIES (30.3%)
MORTGAGE-BACKED OBLIGATIONS (30.3%)
FHLMC	AA+	2.50 - 6.00	03/01/21 - 09/01/47	1,311,498	1,361,659
FHLMC ARM	AA+	2.76 - 4.65	02/01/36 - 09/01/39	19,475	20,360
FHLMC Strip	AA+	3.00	01/15/43	60,772	61,722
FNMA	AA+	2.68 - 8.00	04/01/18 - 07/01/56	3,674,943	3,821,549
FNMA ARM	AA+	2.40	05/01/43	69,074	69,171
FNMA Strip	AA+	3.00	08/25/42	51,880	51,898
GNMA (3)	AA+	4.00 - 7.00	04/15/31 - 10/20/43	273,930	291,119
Small Business Administration (3)	AA+	2.81	06/01/37	392,087	393,130
Other Securities				21,125	22,050

					6,092,658

CORPORATE DEBT (41.7%)
CONSUMER DISCRETIONARY (8.1%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	155,000	163,756
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	114,794
Dollar General Corp.	BBB	3.25	04/15/23	85,000	86,146
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	90,100
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	85,580
NVR, Inc.	BBB+	3.95	09/15/22	85,000	88,733
Omnicom Group, Inc.	BBB+	3.63 - 4.45	08/15/20 - 05/01/22	85,000	89,002
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	105,421
Other Securities				780,000	808,040

					1,631,572

CONSUMER STAPLES (2.1%)
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	97,575
Sysco Corp.	BBB+	2.60 - 3.75	06/12/22 - 10/01/25	105,000	106,609
Other Securities				220,000	226,067

					430,251

ENERGY (2.5%)
Energen Corp.	BB	4.63	09/01/21	85,000	86,063
EQT Corp.	BBB	4.88	11/15/21	85,000	90,626
Other Securities				325,000	330,621

					507,310

FINANCIALS (8.1%)
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	89,973
Block Financial LLC	BBB	5.25 - 5.50	11/01/22 - 10/01/25	80,000	85,909
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	90,821
Other Securities				1,220,000	1,268,532
Other Securities†				85,000	89,645

					1,624,880

HEALTH CARE (4.4%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	90,257
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	89,960
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	85,573
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	88,153
Owens & Minor, Inc.	BBB-	3.88	09/15/21	85,000	85,992
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	91,641
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	88,824
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	90,342
Other Securities				155,000	160,464

					871,206

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2017

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
INDUSTRIALS (2.8%)
Crane Co.	BBB	2.75	12/15/18	$90,000	$90,403
Kennametal, Inc.	BBB-	2.65	11/01/19	85,000	85,067
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	85,000	85,253
Southwest Airlines Co.	BBB+	2.75	11/06/19	85,000	85,609
Other Securities				215,000	220,152

					566,484

INFORMATION TECHNOLOGY (4.0%)
Adobe Systems, Inc.	A	4.75	02/01/20	85,000	89,260
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	106,142
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	89,407
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	85,244
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	90,742
Symantec Corp.	BB+	4.20	09/15/20	85,000	87,550
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	86,777
Other Securities				175,000	175,786

					810,908

MATERIALS (4.7%)
Albemarle Corp.	BBB	4.50	12/15/20	85,000	89,395
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	86,658
Domtar Corp.	BBB-	4.40	04/01/22	85,000	89,423
Methanex Corp.	BB+	3.25	12/15/19	85,000	85,379
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	86,774
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	87,307
Other Securities				395,000	404,962

					929,898

REAL ESTATE (2.8%)
Healthcare Realty Trust	BBB	3.75	04/15/23	85,000	86,458
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	90,705
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	85,000	89,553
Other Securities				290,000	302,929

					569,645

TELECOMMUNICATION SERVICES (0.4%)
Other Securities				75,000	75,133

UTILITIES (1.8%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	89,800
SCANA Corp.	BBB-	4.13	02/01/22	85,000	86,808
Other Securities				155,000	163,708
Other Securities†				30,000	23,850

					364,166

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,666,050) 99.0%					19,910,866

TOTAL INVESTMENTS (Cost: $19,666,050) 99.0%					19,910,866

OTHER NET ASSETS 1.0%					199,254

NET ASSETS 100.0%					$20,110,120

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (31.2%)
U.S. Treasury Bill	A-1+	1.02	01/11/18	$900,000	$899,692
U.S. Treasury Bill	A-1+	1.03	01/02/18	1,000,000	999,914
U.S. Treasury Bill	A-1+	1.05	01/04/18	1,000,000	999,854
U.S. Treasury Bill	A-1+	1.06	01/18/18	800,000	799,552
U.S. Treasury Bill	A-1+	1.18	01/25/18	1,000,000	999,147
U.S. Treasury Bill	A-1+	1.25	02/15/18	1,100,000	1,098,200
U.S. Treasury Bill	A-1+	1.25	03/01/18	900,000	898,216

					6,694,575

U.S. GOVERNMENT AGENCIES (13.0%)
FHLB	A-1+	1.12	01/09/18	100,000	99,969
FHLB	A-1+	1.17	01/22/18	300,000	299,775
FHLB	A-1+	1.18	01/10/18	600,000	599,782
FHLB	A-1+	1.21	01/16/18	900,000	899,485
FHLB	A-1+	1.28	02/01/18	900,000	898,939

					2,797,950

COMMERCIAL PAPER (55.7%)
Apple, Inc.†	A-1+	1.20	01/10/18	900,000	899,669
Chevron Corp.†	A-1+	1.20	01/08/18	900,000	899,730
Cisco Systems, Inc.†	A-1+	1.20	01/03/18	485,000	484,935
Coca-Cola Co.†	A-1+	1.23	01/12/18	450,000	449,800
Deere & Co.†	A-1	1.36	01/17/18	400,000	399,728
Emerson Electric Co.†	A-1	1.27	01/26/18	900,000	899,142
Estee Lauder Cos.†	A-1	1.20	01/04/18	900,000	899,850
Hershey Foods†	A-1	1.45	01/03/18	700,000	699,887
Illinois Tool Works, Inc.†	A-1	1.25	01/16/18	900,000	899,468
Intercontinental Exchange, Inc.†	A-1	1.58	01/30/18	650,000	649,116
Kimberly-Clark Corp.†	A-1	1.48	01/22/18	650,000	649,385
Microsoft Corp.†	A-1+	1.23	01/09/18	500,000	499,829
NIKE, Inc.†	A-1+	1.33	01/11/18	800,000	799,645
QUALCOMM, Inc.†	A-1	1.23	01/03/18	900,000	899,877
Simon Property Group LP†	A-1	1.34	01/19/18	317,000	316,764
Simon Property Group LP†	A-1	1.35	01/23/18	400,000	399,640
Toyota Motor Credit Corp.	A-1+	1.51	02/06/18	700,000	698,884
Washington Gas Light Co.	A-1	1.75	01/05/18	500,000	499,854

					11,945,203

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,437,607) 99.9%					21,437,728

TOTAL INVESTMENTS (Cost: $21,437,607) 99.9%					21,437,728

OTHER NET ASSETS 0.1%					21,306

NET ASSETS 100.0%					$21,459,034

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2017

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$198,748	1.0%
MONEY MARKET FUND	$10,746,465	50.0%

††	One security within the category is a Level 3 Security.

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2017, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	March 2018	$133,800	$1,095	1.1%
EQUITY INDEX FUND	17	E-mini S&P 500 Stock Index	P	March 2018	$2,274,600	$6,352	5.1%
MID-CAP EQUITY INDEX FUND	7	E-mini S&P MidCap 400 Stock Index	P	March 2018	$1,331,680	$5,705	5.3%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS
Investments at fair value (Notes 1 and 3)
(Cost: All America Fund — $9,109,539 Equity Index Fund — $30,997,788 Mid-Cap Equity Index Fund — $19,087,529 Small Cap Value Fund — $8,566,234 Small Cap Growth Fund — $6,517,901 Bond Fund — $19,666,050 Money Market Fund — $21,437,607)	$12,700,525	$44,876,456	$24,956,197	$10,811,902
Cash	95,580	49,372	17,547	273,217
Interest and dividends receivable	12,743	42,339	33,250	9,609
Receivable for securities sold	93,268	30,541	56,152	—
Other receivables	—	—	—	—

TOTAL ASSETS	12,902,116	44,998,708	25,063,146	11,094,728

LIABILITIES
Payable for securities purchased	5,267	7,824	64,992	42,488
Payable for daily variation on future contracts	485	8,245	8,120	—

TOTAL LIABILITIES	5,752	16,069	73,112	42,488

NET ASSETS	$12,896,364	$44,982,639	$24,990,034	$11,052,240

SHARES OUTSTANDING (Note 4)	1,103,902	3,810,875	2,120,930	834,840

NET ASSET VALUE PER SHARE	$11.68	$11.80	$11.78	$13.24

COMPONENTS OF NET ASSETS
Paid-in capital	$8,989,268	$30,171,588	$19,215,405	$8,669,316
Accumulated undistributed net investment income (loss)	551	—	(6,576)	—
Accumulated undistributed net realized gain (loss) on investments and futures contracts	314,464	926,031	(93,168)	137,256
Net unrealized appreciation (depreciation) of investments and futures contracts	3,592,081	13,885,020	5,874,373	2,245,668

NET ASSETS	$12,896,364	$44,982,639	$24,990,034	$11,052,240

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$8,312,672	$19,910,866	$21,437,728
61,406	74,826	21,306
3,815	121,407	—
47,902	3,021	—
481	—	—

8,426,276	20,110,120	21,459,034

7,680	—	—
—	—	—

7,680	—	—

$8,418,596	$20,110,120	$21,459,034

640,551	2,047,082	2,040,751

$13.14	$9.82	$10.52

$6,577,485	$19,871,268	$21,458,259
(635)	15,302	1,239
46,975	(21,266)	(585)
1,794,771	244,816	121

$8,418,596	$20,110,120	$21,459,034

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2017

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$215,814	$791,118	$363,514	$268,782
Interest	1,216	2,878	7,088	1,730

Total investment income	217,030	793,996	370,602	270,512

EXPENSES (Note 2)
Investment advisory fees	59,974	49,541	28,881	88,930
Other operating expenses:
Accounting and recordkeeping expenses	98,949	143,480	91,509	38,180
Shareholder reports	8,378	6,953	6,953	6,953
Custodian expenses	35,232	22,728	19,424	6,205
Transfer agent fees	13,289	44,074	25,691	11,627
Independent directors’ fees and expenses	646	2,142	1,249	565
Audit	8,088	26,825	15,637	7,077
Legal and Compliance	31,236	103,598	60,388	27,331
Administrative	28,626	94,943	55,344	25,048
Licenses	2,759	15,250	8,890	—
Other	9,910	32,867	19,159	8,671

Total operating expenses	237,113	492,860	304,244	131,657

Total expenses before reimbursement	297,087	542,401	333,125	220,587
Fee waiver and expense reimbursement (Note 2)	(237,113)	(492,860)	(304,244)	(131,657)

Net expenses	59,974	49,541	28,881	88,930

Net Investment Income (Loss) (Note 1)	157,056	744,455	341,721	181,582

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	374,524	1,511,540	1,846,062	720,878
Futures contracts	62,196	93,784	120,817	—

	436,720	1,605,324	1,966,879	720,878

Change in net unrealized appreciation (depreciation) of:
Investment securities	1,566,081	5,502,258	1,185,901	(55,591)
Futures contracts	4,245	11,352	5,705	—

	1,570,326	5,513,610	1,191,606	(55,591)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	2,007,046	7,118,934	3,158,485	665,287

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,164,102	$7,863,389	$3,500,206	$846,869

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$63,601	$—	$—
—	637,973	225,167

63,601	637,973	225,167

63,996	85,351	48,738

30,713	87,887	68,979
7,029	8,453	9,100
10,082	13,523	4,994
8,416	21,040	27,020
409	1,023	1,313
5,122	12,806	16,445
19,783	49,457	63,514
18,129	45,325	58,206
—	—	—
6,276	15,690	20,149

105,959	255,204	269,720

169,955	340,555	318,458
(105,959)	(255,204)	(269,720)

63,996	85,351	48,738

(395)	552,622	176,429

671,762	(11,657)	76
—	—	—

671,762	(11,657)	76

976,045	54,826	58
—	—	—

976,045	54,826	58

1,647,807	43,169	134

$1,647,412	$595,791	$176,563

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$157,056	$157,327	$744,455	$718,102	$341,721	$333,752
Net realized gain (loss) on investments and futures contracts	436,720	1,244,613	1,605,324	787,971	1,966,879	1,079,554
Change in net unrealized appreciation (depreciation) of investments and futures contracts	1,570,326	(233,916)	5,513,610	2,441,506	1,191,606	2,420,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,164,102	1,168,024	7,863,389	3,947,579	3,500,206	3,833,940

DISTRIBUTIONS (Note 1 AND Note 6)
From net investment income	(153,073)	(152,041)	(738,091)	(712,242)	(307,736)	(261,675)
From net realized gains	(1,142,526)	(255,970)	(830,838)	(599,236)	(1,974,334)	(1,181,030)
Return of capital	—	—	—	—	—	(50,042)

Total distributions	(1,295,599)	(408,011)	(1,568,929)	(1,311,478)	(2,282,070)	(1,492,747)

CAPITAL TRANSACTIONS
Proceeds from the sale of shares	251,349	112,645	2,375,037	2,842,773	197,023	400,190
Dividend reinvestments	1,283,365	404,861	1,565,146	1,308,897	2,275,077	1,489,768
Cost of shares redeemed	(493,279)	(613,334)	(3,017,359)	(3,017,004)	(1,080,704)	(1,166,103)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	1,041,435	(95,828)	922,824	1,134,666	1,391,396	723,855

NET INCREASE (DECREASE) IN NET ASSETS	1,909,938	664,185	7,217,284	3,770,767	2,609,532	3,065,048
NET ASSETS, BEGINNING OF YEAR	10,986,426	10,322,241	37,765,355	33,994,588	22,380,502	19,315,454

NET ASSETS, END OF YEAR	$12,896,364	$10,986,426	$44,982,639	$37,765,355	$24,990,034	$22,380,502

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$551	$4,129	$—	$6,555	$(6,576)	$—

OTHER INFORMATION:
Shares outstanding at beginning of year	1,008,661	1,015,745	3,746,111	3,634,853	2,003,077	1,944,512

Shares issued	21,756	10,640	203,577	287,397	16,973	34,593
Shares issued as reinvestment of dividends	115,923	38,991	139,317	135,305	192,760	134,119
Shares redeemed	(42,438)	(56,715)	(278,130)	(311,444)	(91,880)	(110,147)

Net increase (decrease)	95,241	(7,084)	64,764	111,258	117,853	58,565

Shares outstanding at end of year	1,103,902	1,008,661	3,810,875	3,746,111	2,120,930	2,003,077

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Bond Fund		Money Market Fund
2017	2016	2017	2016	2017	2016	2017	2016

$181,582	$104,078	$(395)	$1,017	$552,622	$516,317	$176,429	$58,094
720,878	412,174	671,762	270,864	(11,657)	7,302	76	74
(55,591)	1,277,008	976,045	262,753	54,826	175,757	58	(352)

846,869	1,793,260	1,647,412	534,634	595,791	699,376	176,563	57,816

(170,858)	(97,494)	(1,988)	—	(544,216)	(514,533)	(176,001)	(57,671)
(730,627)	(207,653)	(767,626)	(22,926)	(8,402)	(16,790)	—	—
—	—	—	—	—	—	—	—

(901,485)	(305,147)	(769,614)	(22,926)	(552,618)	(531,323)	(176,001)	(57,671)

62,000	12,000	114,913	12,000	2,558,016	623,685	6,108,676	10,644,100
899,288	305,147	769,614	22,926	545,069	525,768	175,990	57,667
(296,961)	(329,116)	(227,728)	(191,520)	(263,467)	(555,015)	(10,186,657)	(13,264,057)

664,327	(11,969)	656,799	(156,594)	2,839,618	594,438	(3,901,991)	(2,562,290)

609,711	1,476,144	1,534,597	355,114	2,882,791	762,491	(3,901,429)	(2,562,145)
10,442,529	8,966,385	6,883,999	6,528,885	17,227,329	16,464,838	25,360,463	27,922,608

$11,052,240	$10,442,529	$8,418,596	$6,883,999	$20,110,120	$17,227,329	$21,459,034	$25,360,463

$—	$642	$(635)	$—	$15,302	$6,896	$1,239	$811

784,638	784,101	591,406	604,813	1,761,531	1,701,629	2,410,224	2,653,599

4,724	1,017	9,242	1,119	257,024	62,824	579,872	1,011,172
67,458	23,595	58,402	1,959	55,345	52,918	16,735	5,482
(21,980)	(24,075)	(18,499)	(16,485)	(26,818)	(55,840)	(966,080)	(1,260,029)

50,202	537	49,145	(13,407)	285,551	59,902	(369,473)	(243,375)

834,840	784,638	640,551	591,406	2,047,082	1,761,531	2,040,751	2,410,224

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2017 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Years Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$10.89	$10.16	$10.41	$12.47	$10.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.15	0.16	0.15	0.17	0.18
Net Realized and Unrealized Gains (or Losses) on Investments and Futures Contracts	1.89	0.97	(0.10)	1.20	3.04

Total From Investment Operations	2.04	1.13	0.05	1.37	3.22

Less: Distributions
From Net Investment Income	(0.14)	(0.15)	(0.15)	(0.16)	(0.23)
From Net Realized Gains	(1.11)	(0.25)	(0.15)	(3.27)	(0.72)

Total Distributions	(1.25)	(0.40)	(0.30)	(3.43)	(0.95)

Net Asset Value, End of Year	$11.68	$10.89	$10.16	$10.41	$12.47

Total Return (%)(a)	19.58	11.39	0.47	11.21	32.09
Net Assets End of Year (in millions)	12.9	11.0	10.3	10.5	24.5
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.30	1.50	1.40	1.33	1.47
Ratio of Expenses to Average Net Assets (%)	2.47	2.83	2.79	1.13	1.27
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(b)	24.66	47.33	14.35	18.87	20.39

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions, if any. Total return does not reflect certain expenses reduced through expense reimbursement which, if reflected, would reduce the total returns for all years shown (Note 2). Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)	Includes $0.03 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Equity Index Fund					Mid-Cap Equity Index Fund						Small Cap Value Fund
Years Ended December 31,					Years Ended December 31,						Years Ended December 31,
2017	2016	2015	2014	2013	2017	2016		2015	2014	2013	2017	2016	2015	2014	2013
$10.08	$9.35	$9.70	$12.95	$10.07	$11.17	$9.93		$11.70	$14.49	$11.51	$13.31	$11.44	$11.96	$13.37	$11.34

0.20	0.20	0.19	0.25	0.22	0.17	0.18		0.18	0.21	0.18	0.23	0.13	0.13	0.15	0.23
1.95	0.89	(0.07)	1.48	2.99	1.61	1.85		(0.43)	1.14	3.63	0.86	2.14	(0.53)	0.51	3.11

2.15	1.09	0.12	1.73	3.21	1.78	2.03		(0.25)	1.35	3.81	1.09	2.27	(0.40)	0.66	3.34

(0.20)	(0.20)	(0.19)	(0.25)	(0.33)	(0.16)	(0.16	)(f)	(0.17)	(0.20)	(0.17)	(0.22)	(0.13)	(0.12)	(0.11)	(0.24)
(0.23)	(0.16)	(0.28)	(4.73)	—	(1.01)	(0.63)		(1.35)	(3.94)	(0.66)	(0.94)	(0.27)	—	(1.96)	(1.07)

(0.43)	(0.36)	(0.47)	(4.98)	(0.33)	(1.17)	(0.79)		(1.52)	(4.14)	(0.83)	(1.16)	(0.40)	(0.12)	(2.07)	(1.31)

$11.80	$10.08	$9.35	$9.70	$12.95	$11.78	$11.17		$9.93	$11.70	$14.49	$13.24	$13.31	$11.44	$11.96	$13.37

21.66	11.83	1.34	13.52	32.15	15.99	20.56		(2.31)	9.66	33.35	8.22	19.97	(3.48)	5.20	29.64
45.0	37.8	34.0	33.9	88.5	25.0	22.4		19.3	22.6	50.3	11.1	10.4	9.0	9.0	14.5
1.87	2.06	1.96	1.88	1.95	1.47	1.66		1.49	1.35	1.32	1.73	1.12	1.08	0.99	1.76
1.36	1.55	1.63	0.58	0.59	1.44	1.65		1.57	0.59	0.63	2.10	2.30	2.35	1.36	1.43
0.125	0.125	0.125	0.12	0.12	0.125	0.125		0.125	0.12	0.13	0.85	0.85	0.85	0.85	0.85
8.37	11.49	5.62	13.69	4.18	25.30	35.13		26.53	19.87	17.32	29.77	34.54	20.16	38.80	52.76

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Years Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$11.64	$10.79	$12.11	$14.35	$10.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	— (d)	— (d)	(0.02)	(0.01)	0.03
Net Realized and Unrealized Gains (or Losses) on Investments and Futures Contracts	2.79	0.89	(0.24)	0.78	4.46

Total From Investment Operations	2.79	0.89	(0.26)	0.77	4.49

Less: Distributions
From Net Investment Income	— (d)	—	—	—	(0.01)
From Net Realized Gains	(1.29)	(0.04)	(1.06)	(3.01)	(1.02)

Total Distributions	(1.29)	(0.04)	(1.06)	(3.01)	(1.03)

Net Asset Value, End of Year	$13.14	$11.64	$10.79	$12.11	$14.35

Total Return (%)(a)	24.20	8.19	(2.31)	5.85	41.25
Net Assets End of Year (in millions)	8.4	6.9	6.5	6.3	11.1
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	(0.01)	0.02	(0.15)	(0.12)	0.20
Ratio of Expenses to Average Net Assets (%)	2.25	2.39	2.51	1.39	1.50
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	0.85	0.85	0.85	0.85
Portfolio Turnover Rate (%)(b)	61.95	54.20	65.84	64.02	54.18

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions, if any. Total return does not reflect certain expenses reduced through expense reimbursement which, if reflected, would reduce the total returns for all years shown (Note 2). Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)	Includes $0.03 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Bond Fund					Money Market Fund
Years Ended December 31,					Years Ended December 31,
2017	2016	2015	2014	2013	2017	2016		2015		2014		2013
$9.78	$9.68	$9.94	$9.85	$10.55	$10.52	$10.52		$10.52		$10.52		$10.52

0.27	0.30	0.31	0.49	0.34	0.08	0.02		—	(d)	—	(d)	—	(d)
0.04	0.11	(0.25)	0.16	(0.47)	— (d)	—	(d)	—	(d)	—	(d)	—	(d)

0.31	0.41	0.06	0.65	(0.13)	0.08	0.02		—		—		—

(0.27)	(0.30)	(0.30)	(0.49)	(0.38)	(0.08)	(0.02)		—	(d)	—	(d)	—	(d)
— (d)	(0.01)	(0.02)	(0.07)	(0.19)	—	—		—	(d)	—		—	(d)

(0.27)	(0.31)	(0.32)	(0.56)	(0.57)	(0.08)	(0.02)		—		—		—

$9.82	$9.78	$9.68	$9.94	$9.85	$10.52	$10.52		$10.52		$10.52		$10.52

3.26	4.25	0.58	6.60	(1.24)	0.73	0.21		0.04		0.02		0.02
20.1	17.2	16.5	17.1	82.0	21.5	25.4		27.9		28.1		35.2
2.90	3.02	3.03	3.53	3.32	0.72	0.21		0.04		0.02		0.02
1.79	1.93	1.95	0.88	0.91	1.30	1.44		1.42		0.64		0.65
0.45	0.45	0.45	0.45	0.45	0.20	0.20	(e)	0.11	(c)	0.08	(c)	0.08	(c)
12.63	13.13	16.02	17.83	26.19	NA	NA		NA		NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the “Investment Company”) was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a “mutual fund.” At December 31, 2017, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, “the Funds”). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities LLC, a registered broker-dealer and affiliate of the Investment Company’s investment management adviser, Mutual of America Capital Management LLC (the “Adviser”). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2017, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Value and Small Cap Growth Funds (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of December 31, 2017. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2017:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Summary Portfolios or Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$7,201,890	—	—		$7,201,890
Common Stock-Active	$5,439,858	—	$8,550	(1)	$5,448,408
Short-Term Debt Securities-Indexed	—	$49,993	—		$49,993
Warrants-Active	$234	—	—		$234

	$12,641,982	$49,993	$8,550		$12,700,525

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Equity Index Fund
Common Stock	$42,677,647	—	—		$42,677,647
Short-Term Debt Securities	—	$2,198,809	—		$2,198,809

	$42,677,647	$2,198,809	—		$44,876,456
Mid-Cap Equity Index Fund
Common Stock	$23,656,343	—	—		$23,656,343
Short-Term Debt Securities	—	$1,299,854	—		$1,299,854

	$23,656,343	$1,299,854	—		$24,956,197
Small Cap Value Fund
Common Stock	$10,733,117	—	$76,700	(1)	$10,809,817
Warrants	$2,085	—	—		$2,085

	$10,735,202	—	$76,700		$10,811,902
Small Cap Growth Fund
Common Stock	$8,312,672	—	—	(1)	$8,312,672
Bond Fund
U.S. Government Debt	—	$5,436,755	—		$5,436,755
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$6,092,658	—		$6,092,658
Long-Term Corporate Debt	—	$8,381,453	—		$8,381,453

	—	$19,910,866	—		$19,910,866
Money Market Fund
U.S. Government Debt	—	$6,694,575	—		$6,694,575
U.S. Government Agency Short-Term Debt	—	$2,797,950	—		$2,797,950
Commercial Paper	—	$11,945,203	—		$11,945,203

	—	$21,437,728	—		$21,437,728
Other Financial Instruments:*

All America Fund	$1,095	—	—		$1,095
Equity Index Fund	$6,352	—	—		$6,352
Mid-Cap Equity Index Fund	$5,705	—	—		$5,705

*	Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.
(1)	Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for Year Ended December 31, 2017
	Balance December 31, 2016(a)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Balance December 31, 2017(a)	Unrealized Gains/(Losses) of Level 3 Assets Held as of December 31, 2017 Included in Statements of Operation
All America Fund	$8,550	—	—	—	$8,550	$948
Small Cap Value Fund	$76,700	—	—	—	$76,700	$8,172
Small Cap Growth Fund	—	—	—	—	—	—

(a)	Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Security Valuation — Investment securities are carried at fair value as follows:

Fund investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2017, the Equity Index Fund, Mid-Cap Equity Index Fund and All America Fund purchased futures contracts with total principal amounts of $4,689,653, $5,812,219 and $1,485,638, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

At December 31, 2017, warrants held by the Funds of the Investment Company were traded on active markets and are considered Level 1 securities.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund’s operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company’s policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company’s Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2017, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

As of December 31, 2017, the Money Market Fund and Bond Fund had a capital loss carry forward of $510 and $20,943, respectively, to offset net realized capital gains generated after December 31, 2017.

The Money Market Fund and Small Cap Value Fund recognized post-October 2017 capital losses of $75 and $995, respectively, which were deferred for income tax purposes to the first day of the following year.

The All America Fund and Small Cap Growth Fund recognized late-year 2017 ordinary losses of $102 and $619, respectively, which were deferred for income tax purposes to the first day of the following year.

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund’s operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. During the year ended December 31, 2017, the Adviser’s fee for the Money Market Fund was .20%.

The Adviser’s contractual expense reimbursement agreement, effective April 1, 2002, which reimbursed each fund’s non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) remained in effect through April 30, 2010. Effective May 1, 2010, a new expense reimbursement agreement went into effect. The new agreement only reimbursed the Equity Index and Mid-Cap Equity Index Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). The other funds’ expenses were not reimbursed. The May 1, 2010 expense reimbursement agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense reimbursement agreement went into effect, under which the Adviser agreed to reimburse all the Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). This agreement is effective through April 30, 2018 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund’s total fees and expenses are subject to the September 3, 2009 arrangement outlined above until such time as it is revoked. During the year ended December 31, 2017, all of the Money Market Fund’s non-advisory operating expenses and none of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31, 2017 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$3,102,115	$3,273,824	$5,631,578	$3,058,845

Proceeds from sales of investments	$2,846,597	$4,677,599	$7,278,386	$3,080,440

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$4,622,287	$74,619	—

Proceeds from sales of investments	$4,771,706	$1,253,145	—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—

Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	$5,173,444	—

Proceeds from sales of investments	—	$1,108,067	—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $223,864,245; net proceeds from sales were $227,958,311.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at December 31, 2017 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$3,864,041	$14,564,123	$6,873,296	$2,757,420
Unrealized Depreciation	(388,615)	(1,324,496)	(1,141,364)	(478,420)

Net	$3,475,426	$13,239,627	$5,731,932	$2,279,000

Tax Cost of Investments	$9,225,099	$31,636,829	$19,224,265	$8,532,902

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$2,055,772	$360,654	$121
Unrealized Depreciation	(274,652)	(116,508)	0

Net	$1,781,120	$244,146	$121

Tax Cost of Investments	$6,531,552	$19,660,395	$21,437,607

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4.	CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2017, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of December 31, 2017, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund’s outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	37%
Small Cap Growth Fund	53%
Bond Fund	8%
Money Market Fund	0%

5.	FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund’s outstanding shares) at December 31, 2017 were as follows:

All America Fund: four shareholders owning 35%, 15%, 11% and 10%, respectively.

Equity Index Fund: five shareholders owning 17%, 14%, 14%, 13% and 9%, respectively.

Mid-Cap Equity Index Fund: four shareholders owning 29%, 24%, 12% and 5%, respectively.

Small Cap Value Fund: three shareholders owning 29%, 13% and 8%, respectively.

Small Cap Growth Fund: two shareholders owning 20% and 12%, respectively.

Bond Fund: five shareholders owning 28%, 15%, 10%, 5% and 5%, respectively.

Money Market Fund: seven shareholders owning 9%, 9%, 9%, 8%, 8%, 6% and 5%, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 28 2017, ordinary dividend distributions from net investment income were declared and paid for each of the Funds. Additionally, remaining required distributions relating to 2016 were made in accordance with Internal Revenue Code Section 855(a) and paid on September 18, 2017. No such distributions were required for the Mid-Cap Equity Index Fund. On December 22, 2017, dividend distributions from net investment income (with the exception of the Small Cap Growth Fund) and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds.

Pursuant to shareholders’ instructions, substantially all 2017 and 2016 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2017 and 2016 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2017	$184,521	$763,632	$437,021	$184,809
2016	$155,182	$789,204	$322,110	$113,641
Long-Term Capital Gains
2017	$1,111,078	$805,297	$1,845,049	$716,676
2016	$252,829	$522,274	$1,120,595	$191,506
Return of Capital
2017	$0	$0	$0	$0
2016	$0	$0	$50,042	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2017	$62,863	$544,216	$176,001
2016	$0	$519,551	$57,671
Long-Term Capital Gains
2017	$706,751	$8,402	$0
2016	$22,926	$11,772	$0
Return of Capital
2017	$0	$0	$0
2016	$0	$0	$0

Notes:

(a)	Includes distributions from fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of December 31, 2017, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$142,914	$142,536	$21,060	$0
Accumulated undistributed realized gain (loss) on investments and futures contracts	$288,858	$1,428,888	$21,637	$104,919
Net unrealized appreciation (depreciation) of investments and futures contracts	$3,475,426	$13,239,627	$5,731,932	$2,279,000

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$9,324	$1,239
Accumulated undistributed realized gain (loss) on investments and futures contracts	$60,610	$(20,943)	$(510)
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,781,120	$244,146	$121

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to the federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the year ended December 31, 2017, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs, return of capital, net operating losses and the character of distributions. Each Fund’s net assets are not affected by these reclassifications.

During the year ended December 31, 2017, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$(7,561)	$(12,919)	$(40,561)	$(11,366)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$7,561	$12,919	$67,537	$11,366

Paid in capital	$0	$0	$(26,976)	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$1,748	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(1,554)	$0	$0

Paid in capital	$(194)	$0	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

7.	RECENT ACCOUNTING PRONOUNCEMENTS

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors. In an effort to enhance monitoring and regulation, the new rules and forms will allow the SEC to more effectively collect and use data reported by funds. The new rules also promote effective liquidity risk management across the open-end fund industry and enhance disclosure regarding fund liquidity and redemption practices. The compliance date of these rules is generally December 1, 2018. Management is currently evaluating the impact and implications of the updates, which have not yet been determined.

8.	SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, except as noted above, no additional subsequent events require disclosure and/or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

Mutual of America Institutional Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc., comprised of All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, the “Funds”), including the portfolio of investments in securities for the Money Market Fund, and the summary portfolios of investments in securities for each of the remaining Funds, as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG has served as the auditor of Mutual of America Institutional Funds, Inc. since 2002.

New York, New York

February 27, 2018

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ADDITIONAL INFORMATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Institutional Funds, Inc., 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Investment Corporation, an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Roth serves as director of one other investment company advised by or affiliated with the Adviser, Mutual of America Investment Corporation.

The Investment Company’s Statement of Additional Information (“SAI”), filed with the Securities and Exchange Commission, contains additional information about the Investment Company’s Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Institutional Funds, Inc., at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-914-8716 or through the following websites: http://www.institutionalfunds.com or http://www.sec.gov.

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Carolyn N. Dolan, age 70	Since May 2008	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	Director, Market Street Trust Company; Trustee, Fordham University; Mutual of America Investment Corporation

Stanley E. Grayson, age 67	Since November 2017	Vice Chairman and Chief Operating Officer, M.R. Beal & Company (Retired 2014)	Director, TD Bank, N.A.; Director, YMCA of Greater New York; Trustee, College of the Holy Cross

LaSalle D. Leffall, III, age 54	Since April 2011	President and Founder, LDL Financial, LLC	Director, Federal Home Loan Bank of Atlanta; Mutual of America Investment Corporation

John W. Sibal, age 65	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	Director, Eustis Commercial Mortgage Corporation; Director, New Orleans Recreation Development Foundation; Treasurer and Director, Friends of Nord, Inc.; Mutual of America Investment Corporation

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Margaret M. Smyth, age 54	Since April 2011	U.S. Chief Financial Officer, National Grid; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	Director, Etsy, Inc.; Director, Concern Worldwide, USA.; Director, BritishAmerican Business Association; Trustees Fellow, Fordham University; Director, National Grid USA; Mutual of America Investment Corporation

Patrick J. Waide, Jr., age 80	Since August 1996	Certified Public Accountant	Trustee, John Simon Guggenheim Memorial Foundation; Emeritus Director, National Catholic Reporter; Mutual of America Investment Corporation

William E. Whiston, age 63	Since April 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	Director, Sterling National Bank; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Investment Corporation

Interested Director
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

James J. Roth, Chairman, President and Chief Executive Officer, age 68	Since August 2015	Senior Executive Vice President and General Counsel, Mutual of America Life Insurance Company since March 2013; prior thereto Executive Vice President and General Counsel, Mutual of America Life Insurance Company since April 2009; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. since August 2015	Mutual of America Life Insurance Company; Mutual of America Investment Corporation; Mutual of America Holding Company LLC; Mutual of America Foundation

Mr. Roth is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Chris W. Festog, Senior Executive Vice President, Chief Financial Officer and Treasurer, age 56	Since April 2013	Senior Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company since March 2017; prior thereto Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company since March 2015; prior thereto Executive Vice President and Deputy Treasurer, Mutual of America Life Insurance Company	Mutual of America Holding Company LLC; Mutual of America Securities LLC

Diana H. Glynn, Senior Vice President and Internal Auditor, age 53	Since April 2017	Senior Vice President and Internal Auditor, Mutual of America Life Insurance Company since April 2017; Senior Vice President and Internal Auditor, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.; prior thereto Vice President, Internal Auditor, Mutual of America Life Insurance Company	None

Kathryn A. Lu, Executive Vice President and Chief Compliance Officer, age 57	Since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company, prior thereto Senior Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	None

Christopher M. Miseo, Senior Vice President and Chief Accounting Officer, age 61	Since March 2013	Senior Vice President and Director of Accounting and Financial Reporting, Mutual of America Life Insurance Company	None

Scott H. Rothstein, Executive Vice President, Deputy General Counsel and Corporate Secretary, age 52	Since April 2013	Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company, since January 2009; Executive Vice President, Deputy General Counsel and Corporate Secretary, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc., since April 2013	None

Quarterly Portfolio Schedules

Included in this Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.’s (“Investment Company”) Fund portfolio holdings as of December 31, 2017. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC’s website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

The Bond and Money Market Funds’ dividend distributions do not qualify for the corporate dividends received deduction. For the All America, Equity Index, Mid-Cap Equity Index, Small Cap Growth and Small Cap Value Funds, 65.00%, 82.23%, 54.80%, 71.46% and 75.39%, respectively, of the Funds’ ordinary income qualifies for the corporate dividends received deduction.

In 2017, the following amounts of the Institutional Funds’ long-term capital gains (if any) are considered capital gains dividends.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Dividends qualifying for reduced long-term capital gains tax rate	$1,111,078	$805,297	$1,845,049	$716,676

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Dividends qualifying for reduced long-term capital gains tax rate	$706,751	$8,402	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES LLC

320 PARK AVENUE

NEW YORK, NY 10022-6839

800-914-8716

ITEM 2.	CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. (“Institutional Funds”) has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics consists of two sections. The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1. Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements. Section A was amended during the period covered by this report. These amendments were made to: (1) enhance the efficiency of the Code of Ethics by revising provisions that unnecessarily increased certain administrative burdens without advancing the overall goals of the Code of Ethics; (2) enhance and clarify certain provisions so that, overall, the Code of Ethics would operate and be administered more effectively; and (3) further serve the Code of Ethics’ objective of acting in the best interests of the Institutional Funds’ shareholders at all times.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002. It applies specifically to the Institutional Funds’ principal executive and financial officers. There have been no amendments to Section B during the period covered by this report.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply. Section A applies to all individuals while Section B applies to the individuals designated in Section B. Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a)	(2) The audit committee financial expert is Margaret M. Smyth. She is a Certified Public Accountant and has been U.S. Chief Financial Officer at National Grid since 2014. Her experience also includes previously held senior finance positions at Con Edison, Hamilton Sunstrand and United Technologies, and was a partner at Deloitte Touche and Arthur Andersen. Ms. Smyth is considered an independent director.

(a)	(3) Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Aggregate Audit Fees:

2017: $155,000

2016: $150,000

(b),	(c), (d) There were no Audit-Related, Tax or Other Fees.

(e)	All non-audit fees are pre-approved by the Audit Committee in advance.

(f),	(g), (h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not	applicable.

ITEM 6.	INVESTMENTS.

(a)	Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.6%)
Advance Auto Parts, Inc.	20	1,994
Amazon.com, Inc.*	122	142,674
Aptiv PLC	83	7,041
AutoZone, Inc.*	8	5,691
Best Buy Co., Inc.	76	5,204
BorgWarner, Inc.	55	2,810
CarMax, Inc.*	52	3,335
Carnival Corp.	128	8,495
CBS Corp. Cl B	107	6,313
Charter Communications, Inc. Cl A*	61	20,494
Chipotle Mexican Grill, Inc.*	7	2,023
Comcast Corp. Cl A	1,442	57,752
D.R. Horton, Inc.	110	5,618
Darden Restaurants, Inc.	39	3,745
Discovery Communications, Inc. Cl A*	34	761
Discovery Communications, Inc. Cl C*	71	1,503
DISH Network Corp.*	72	3,438
Disney (Walt) Co.	467	50,207
Dollar General Corp.	76	7,069
Dollar Tree, Inc.*	71	7,619
Expedia, Inc.	40	4,791
Foot Locker, Inc.	45	2,110
Ford Motor Co.	1,221	15,250
Gap, Inc.	62	2,112
Garmin Ltd.	36	2,145
General Motors Co.	392	16,068
Genuine Parts Co.	45	4,275
Goodyear Tire & Rubber Co.	67	2,165
H&R Block, Inc.	76	1,993
Hanesbrands, Inc.	97	2,028
Harley-Davidson, Inc.	55	2,798
Hasbro, Inc.	36	3,272
Hilton Worldwide Hldgs., Inc.	63	5,031
Home Depot, Inc.	360	68,231
Interpublic Group of Cos., Inc.	103	2,076
Kohl’s Corp.	55	2,983
L Brands, Inc.	72	4,336
Leggett & Platt, Inc.	44	2,100
Lennar Corp. Cl A	68	4,300
LKQ Corp.*	88	3,579
Lowe’s Cos., Inc.	258	23,979
Macy’s, Inc.	85	2,141
Marriott International, Inc. Cl A	93	12,623
Mattel, Inc.	90	1,384
McDonald’s Corp.	245	42,169
MGM Resorts International	150	5,009
Michael Kors Hldgs. Ltd.*	45	2,833
Mohawk Industries, Inc.*	20	5,518
Netflix, Inc.*	132	25,339
Newell Brands, Inc.	160	4,944
News Corp. Cl A	129	2,091
News Corp. Cl B	43	714
NIKE, Inc. Cl B	399	24,957
Nordstrom, Inc.	31	1,469
Norwegian Cruise Line Hldgs. Ltd.*	53	2,822
Omnicom Group, Inc.	75	5,462

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

O’Reilly Automotive, Inc.*	27	6,495
Priceline Group Inc.*	14	24,328
PulteGroup, Inc.	83	2,760
PVH Corp.	26	3,567
Ralph Lauren Corp.	15	1,555
Ross Stores, Inc.	119	9,550
Royal Caribbean Cruises Ltd.	51	6,083
Scripps Networks Interactive, Inc. Cl A	26	2,220
Signet Jewelers Ltd.	13	735
Starbucks Corp.	441	25,327
Tapestry, Inc.	81	3,583
Target Corp.	166	10,832
Tiffany & Co.	34	3,534
Time Warner, Inc.	240	21,953
TJX Cos., Inc.	197	15,063
Tractor Supply Co.	41	3,065
TripAdvisor, Inc.*	40	1,378
Twenty-First Century Fox, Inc. Cl A	334	11,533
Twenty-First Century Fox, Inc. Cl B	139	4,743
Ulta Beauty, Inc.*	19	4,250
Under Armour, Inc. Cl A*	47	678
Under Armour, Inc. Cl C*	51	679
V.F. Corp.	104	7,696
Viacom, Inc. Cl B	117	3,605
Whirlpool Corp.	22	3,710
Wyndham Worldwide Corp.	32	3,708
Wynn Resorts Ltd.	25	4,215
Yum! Brands, Inc.	102	8,324

		854,052

CONSUMER STAPLES (4.4%)
Altria Group, Inc.	582	41,561
Archer-Daniels-Midland Co.	173	6,934
Brown-Forman Corp. Cl B	63	4,326
Campbell Soup Co.	56	2,694
Church & Dwight Co., Inc.	72	3,612
Clorox Co.	38	5,652
Coca-Cola Co.	1,181	54,184
Colgate-Palmolive Co.	272	20,522
Conagra Brands, Inc.	131	4,935
Constellation Brands, Inc. Cl A	53	12,114
Costco Wholesale Corp.	133	24,754
Coty, Inc. Cl A	142	2,824
CVS Health Corp.	306	22,185
Dr. Pepper Snapple Group, Inc.	53	5,144
Estee Lauder Cos., Inc. Cl A	70	8,907
General Mills, Inc.	173	10,257
Hershey Co.	42	4,767
Hormel Foods Corp.	77	2,802
J.M. Smucker Co.	36	4,473
Kellogg Co.	76	5,166
Kimberly-Clark Corp.	107	12,911
Kraft Heinz Co.	185	14,386
Kroger Co.	266	7,302
McCormick & Co., Inc.	34	3,465
Molson Coors Brewing Co. Cl B	60	4,924
Mondelez International, Inc. Cl A	453	19,388
Monster Beverage Corp.*	121	7,658
PepsiCo, Inc.	436	52,285
Philip Morris Int’l., Inc.	478	50,501
Proctor & Gamble Co.	782	71,850
Sysco Corp.	149	9,049

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Tyson Foods, Inc. Cl A	95	7,702
Walgreens Boots Alliance, Inc.	262	19,026
Wal-Mart Stores, Inc.	449	44,339

		572,599

ENERGY (3.3%)
Anadarko Petroleum Corp.	161	8,636
Andeavor	45	5,145
Apache Corp.	123	5,193
Baker Hughes, a GE Co.	137	4,335
Cabot Oil & Gas Corp.	154	4,404
Chesapeake Energy Corp.*	196	776
Chevron Corp.	583	72,986
Cimarex Energy Co.	30	3,660
Concho Resources, Inc.*	45	6,760
ConocoPhillips	372	20,419
Devon Energy Corp.	166	6,872
EOG Resources, Inc.	176	18,992
EQT Corp.	75	4,269
Exxon Mobil Corp.	1,304	109,067
Halliburton Co.	264	12,902
Helmerich & Payne, Inc.	36	2,327
Hess Corp.	79	3,750
Kinder Morgan, Inc.	582	10,517
Marathon Oil Corp.	277	4,690
Marathon Petroleum Corp.	149	9,831
National Oilwell Varco, Inc.	106	3,818
Newfield Exploration Co.*	73	2,302
Noble Energy, Inc.	159	4,633
Occidental Petroleum Corp.	236	17,384
ONEOK, Inc.	120	6,414
Phillips 66	133	13,453
Pioneer Natural Resources Co.	53	9,161
Range Resources Corp.	88	1,501
Schlumberger Ltd.	423	28,506
TechnipFMC PLC	127	3,976
Valero Energy Corp.	136	12,500
Williams Cos., Inc.	259	7,897

		427,076

FINANCIALS (10.2%)
Affiliated Managers Group, Inc.	18	3,695
Aflac, Inc.	118	10,358
Allstate Corp.	108	11,309
American Express Co.	221	21,948
American Int’l. Group, Inc.	273	16,265
Ameriprise Financial, Inc.	46	7,796
Aon PLC	76	10,184
Assurant, Inc.	15	1,513
Bank of America Corp.	2,956	87,261
Bank of New York Mellon Corp.	310	16,697
BB&T Corp.	240	11,933
Berkshire Hathaway, Inc. Cl B*	591	117,148
BlackRock, Inc.	38	19,521
Brighthouse Financial, Inc.*	24	1,407
Capital One Financial Corp.	151	15,037
CBOE Holdings, Inc.	34	4,236
Charles Schwab Corp.	369	18,956
Chubb Ltd.	143	20,829
Cincinnati Financial Corp.	47	3,524
Citigroup, Inc.	812	60,421
Citizens Financial Group, Inc.	151	6,339
CME Group, Inc.	106	15,481

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Comerica, Inc.	50	4,341
Discover Financial Svcs.	112	8,615
E*Trade Financial Corp.*	85	4,213
Everest Re Group Ltd.	12	2,655
Fifth Third Bancorp	210	6,371
Franklin Resources, Inc.	96	4,160
Gallagher (Arthur J.) & Co.	54	3,417
Goldman Sachs Group, Inc.	109	27,769
Hartford Financial Svcs. Group, Inc.	113	6,360
Huntington Bancshares, Inc.	333	4,848
Intercontinental Exchange, Inc.	179	12,630
Invesco Ltd.	133	4,860
iShares Core S&P 500 ETF	811	218,032
JPMorgan Chase & Co.	1,059	113,249
KeyCorp	319	6,434
Leucadia National Corp.	109	2,887
Lincoln National Corp.	65	4,997
Loews Corp.	83	4,152
M&T Bank Corp.	45	7,695
Marsh & McLennan Cos., Inc.	158	12,860
MetLife, Inc.	327	16,533
Moody’s Corp.	52	7,676
Morgan Stanley	421	22,090
Nasdaq, Inc.	35	2,689
Navient Corp.	106	1,412
Northern Trust Corp.	65	6,493
People’s United Financial, Inc.	112	2,094
PNC Financial Svcs. Grp., Inc.	144	20,778
Principal Financial Grp., Inc.	80	5,645
Progressive Corp.	176	9,912
Prudential Financial, Inc.	132	15,177
Raymond James Financial, Inc.	40	3,572
Regions Financial Corp.	368	6,359
S&P Global, Inc.	78	13,213
State Street Corp.	114	11,128
SunTrust Banks, Inc.	150	9,689
Synchrony Financial	225	8,687
T. Rowe Price Group, Inc.	76	7,975
Torchmark Corp.	32	2,903
Travelers Cos., Inc.	84	11,394
U.S. Bancorp	487	26,093
Unum Group	65	3,568
Visa, Inc. Cl A	554	63,167
Wells Fargo & Co.	1,355	82,208
Willis Towers Watson PLC	42	6,294
XL Group Ltd.	78	2,742
Zions Bancorporation	57	2,897

		1,314,791

HEALTH CARE (7.5%)
Abbott Laboratories	530	30,247
AbbVie, Inc.	489	47,291
Aetna, Inc.	100	18,039
Agilent Technologies, Inc.	103	6,898
Alexion Pharmaceuticals, Inc.*	67	8,013
Align Technology, Inc.*	22	4,888
Allergan PLC	102	16,685
AmerisourceBergen Corp.	52	4,775
Amgen, Inc.	222	38,606
Anthem, Inc.	78	17,551
Baxter International, Inc.	150	9,696
Becton, Dickinson & Co.	81	17,270

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

BIOGEN, Inc.*	64	20,388
Boston Scientific Corp.*	432	10,709
Bristol-Myers Squibb Co.	506	31,008
Cardinal Health, Inc.	98	6,004
Celgene Corp.*	243	25,359
Centene Corp.*	51	5,145
Cerner Corp.*	100	6,739
CIGNA Corp.	76	15,435
Cooper Companies, Inc.	15	3,268
Danaher Corp.	186	17,265
DaVita Inc Inc.*	49	3,540
DENTSPLY SIRONA, Inc.	73	4,806
Edwards Lifesciences Corp.*	66	7,439
Envision Healthcare Corp.*	41	1,417
Express Scripts Hldg. Co.*	177	13,211
Gilead Sciences, Inc.	400	28,656
HCA Healthcare, Inc.*	88	7,730
Hologic, Inc.*	81	3,463
Humana, Inc.	44	10,915
IDEXX Laboratories, Inc.*	26	4,066
Illumina, Inc.*	45	9,832
Incyte Corp.*	51	4,830
Intuitive Surgical, Inc.*	33	12,043
IQVIA Holdings, Inc.*	48	4,699
Johnson & Johnson	826	115,409
Laboratory Corp. of America Hldgs.*	30	4,785
Lilly (Eli) & Co.	298	25,169
McKesson Corp.	64	9,981
Medtronic PLC	418	33,753
Merck & Co., Inc.	837	47,098
Mettler-Toledo Int’l., Inc.*	8	4,956
Mylan NV*	157	6,643
Patterson Cos., Inc.	19	686
PerkinElmer, Inc.	30	2,194
Perrigo Co. PLC	40	3,486
Pfizer, Inc.	1,828	66,210
Quest Diagnostics, Inc.	43	4,235
Regeneron Pharmaceuticals, Inc.*	23	8,647
ResMed, Inc.	41	3,472
Schein (Henry), Inc.*	49	3,424
Stryker Corp.	99	15,329
Thermo Fisher Scientific, Inc.	123	23,355
UnitedHealth Group, Inc.	295	65,036
Universal Health Svcs., Inc. Cl B	25	2,834
Varian Medical Systems, Inc.*	26	2,890
Vertex Pharmaceuticals, Inc.*	78	11,689
Waters Corp.*	25	4,830
Zimmer Biomet Hldgs., Inc.	61	7,361
Zoetis, Inc.	146	10,518

		961,916

INDUSTRIALS (5.6%)
3M Co.	181	42,602
Acuity Brands, Inc.	12	2,112
Alaska Air Group, Inc.	39	2,867
Allegion PLC	26	2,069
American Airlines Group, Inc.	124	6,452
AMETEK, Inc.	69	5,000
Arconic, Inc.	138	3,760
Boeing Co.	170	50,135
Caterpillar, Inc.	180	28,364
Cintas Corp.	26	4,052

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

CSX Corp.	276	15,183
Cummins, Inc.	49	8,655
Deere & Co.	97	15,181
Delta Air Lines, Inc.	201	11,256
Dover Corp.	50	5,050
Eaton Corp. PLC	136	10,745
Emerson Electric Co.	199	13,868
Equifax, Inc.	35	4,127
Expeditors Int’l. of Wash.	55	3,558
Fastenal Co.	91	4,977
FedEx Corp.	76	18,965
Flowserve Corp.	34	1,432
Fluor Corp.	42	2,169
Fortive Corp.	97	7,018
Fortune Brands Home & Security, Inc.	52	3,559
General Dynamics Corp.	85	17,293
General Electric Co.	2,678	46,731
Grainger (W.W.), Inc.	16	3,780
Harris Corp.	35	4,958
Honeywell International, Inc.	235	36,040
Hunt (J.B.) Transport Svcs., Inc.	25	2,875
IHS Markit Ltd.*	108	4,876
Illinois Tool Works, Inc.	94	15,684
Ingersoll-Rand PLC	73	6,511
Jacobs Engineering Group, Inc.	32	2,111
Johnson Controls Int’l. PLC	281	10,709
Kansas City Southern	31	3,262
L-3 Communications Corp.	25	4,946
Lockheed Martin Corp.	76	24,400
Masco Corp.	100	4,394
Nielsen Hldgs. PLC	93	3,385
Norfolk Southern Corp.	89	12,896
Northrop Grumman Corp.	54	16,573
PACCAR, Inc.	110	7,819
Parker Hannifin Corp.	39	7,784
Pentair PLC	50	3,531
Quanta Services, Inc.*	54	2,112
Raytheon Co.	88	16,531
Republic Services, Inc.	74	5,003
Robert Half Int’l., Inc.	39	2,166
Robinson (C.H.) Worldwide, Inc.	41	3,653
Rockwell Automation, Inc.	40	7,854
Rockwell Collins, Inc.	51	6,917
Roper Technologies, Inc.	30	7,770
Smith (A.O.) Corp.	46	2,819
Snap-on, Inc.	17	2,963
Southwest Airlines Co.	164	10,734
Stanley Black & Decker, Inc.	47	7,975
Stericycle, Inc.*	31	2,108
Textron, Inc.	77	4,357
TransDigm Group, Inc.	15	4,119
Union Pacific Corp.	241	32,318
United Continental Hldgs., Inc*	77	5,190
United Parcel Service, Inc. Cl B	212	25,260
United Rentals, Inc.*	25	4,298
United Technologies Corp.	228	29,086
Verisk Analytics, Inc. Cl A*	45	4,320
Waste Management, Inc.	123	10,615
Xylem, Inc.	52	3,546

		715,428

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

INFORMATION TECHNOLOGY (12.3%)
Accenture PLC Cl A	189	28,934
Activision Blizzard, Inc.	232	14,690
Adobe Systems, Inc.*	151	26,461
Advanced Micro Devices, Inc.*	275	2,827
Akamai Technologies, Inc.*	50	3,252
Alliance Data Systems Corp.	15	3,802
Alphabet, Inc. Cl A*	90	94,806
Alphabet, Inc. Cl C*	92	96,269
Amphenol Corp. Cl A	95	8,341
Analog Devices, Inc.	113	10,060
ANSYS, Inc.*	24	3,542
Apple, Inc.	1,572	266,025
Applied Materials, Inc.	323	16,512
Autodesk, Inc.*	65	6,814
Automatic Data Processing, Inc.	136	15,938
Broadcom Ltd.	123	31,599
CA, Inc.	103	3,428
Cadence Design Systems, Inc.*	81	3,387
Cisco Systems, Inc.	1,509	57,795
Citrix Systems, Inc.*	47	4,136
Cognizant Technology Solutions	184	13,068
Corning, Inc.	263	8,413
CSRA, Inc.	46	1,376
DXC Technology Co.	88	8,351
eBay, Inc.*	295	11,133
Electronic Arts, Inc.*	97	10,191
F5 Networks, Inc.*	21	2,756
Facebook, Inc. Cl A*	730	128,816
Fidelity Nat’l. Information Svcs., Inc.	103	9,691
Fiserv, Inc.*	63	8,261
FLIR Systems, Inc.	45	2,098
Gartner, Inc.*	28	3,448
Global Payments, Inc.	48	4,812
Hewlett Packard Enterprise Co.	485	6,965
HP, Inc.	502	10,547
Intel Corp.	1,431	66,055
Int’l. Business Machines Corp.	266	40,810
Intuit, Inc.	74	11,676
Juniper Networks, Inc.	121	3,449
KLA-Tencor Corp.	46	4,833
Lam Research Corp.	49	9,019
Mastercard, Inc. Cl A	284	42,986
Microchip Technology, Inc.	72	6,327
Micron Technology, Inc.*	346	14,228
Microsoft Corp.	2,356	201,528
Motorola Solutions, Inc.	52	4,698
NetApp, Inc.	84	4,647
NVIDIA Corp.	185	35,798
Oracle Corp.	932	44,065
Paychex, Inc.	101	6,876
PayPal Hldgs., Inc.*	344	25,325
Qorvo, Inc.*	42	2,797
QUALCOMM, Inc.	451	28,873
Red Hat, Inc.*	55	6,606
Salesforce.com, inc.*	212	21,673
Seagate Technology PLC	83	3,473
Skyworks Solutions, Inc.	58	5,507
Symantec Corp.	192	5,388
Synopsys, Inc.*	48	4,092
TE Connectivity Ltd.	109	10,359
Texas Instruments, Inc.	305	31,854

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Total System Services, Inc.	54	4,271
VeriSign, Inc.*	25	2,861
Western Digital Corp.	94	7,476
Western Union Co.	141	2,680
Xerox Corp.	70	2,040
Xilinx, Inc.	81	5,461

		1,596,275

MATERIALS (1.6%)
Air Products & Chemicals, Inc.	65	10,665
Albemarle Corp.	32	4,092
Avery Dennison Corp.	25	2,872
Ball Corp.	108	4,088
CF Industries Hldgs., Inc.	69	2,935
DowDuPont, Inc.	716	50,994
Eastman Chemical Co.	46	4,261
Ecolab, Inc.	78	10,466
FMC Corp.	38	3,597
Freeport-McMoRan, Inc.*	418	7,925
International Paper Co.	125	7,243
Int’l. Flavors & Fragrances, Inc.	23	3,510
LyondellBasell Inds. NV Cl A	98	10,811
Martin Marietta Materials, Inc.	20	4,421
Monsanto Co.	136	15,882
Newmont Mining Corp.	155	5,816
Nucor Corp.	94	5,977
Packaging Corp. of America	30	3,617
PPG Industries, Inc.	80	9,346
Praxair, Inc.	88	13,612
Sealed Air Corp.	57	2,810
Sherwin-Williams Co.	25	10,251
The Mosaic Co.	113	2,900
Vulcan Materials Co.	40	5,135
WestRock Co.	78	4,930

		208,156

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	31	4,048
American Tower Corp.	132	18,832
Apartment Investment & Management Co. Cl A	47	2,054
AvalonBay Communities, Inc.	42	7,493
Boston Properties, Inc.	49	6,371
CBRE Group, Inc.*	97	4,201
Crown Castle Int’l. Corp.	126	13,987
Digital Realty Trust, Inc.	60	6,834
Duke Realty Corp.	101	2,748
Equinix, Inc.	24	10,877
Equity Residential	117	7,461
Essex Property Trust, Inc.	20	4,827
Extra Space Storage, Inc.	41	3,585
Federal Realty Investment Trust	21	2,789
GGP, Inc.	180	4,210
HCP, Inc.	154	4,016
Host Hotels & Resorts, Inc.	210	4,169
Iron Mountain, Inc.	85	3,207
Kimco Realty Corp.	114	2,069
Mid-America Apt. Communities, Inc.	34	3,419
ProLogis, Inc.	160	10,322
Public Storage	46	9,614
Realty Income Corp.	86	4,904
Regency Centers Corp.	49	3,390
SBA Communications Corp. Cl A*	35	5,718
Simon Property Group, Inc.	95	16,315

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

SL Green Realty Corp	28	2,826
The Macerich Co.	32	2,102
UDR, Inc.	88	3,390
Ventas, Inc.	108	6,481
Vornado Realty Trust	53	4,144
Welltower, Inc.	115	7,334
Weyerhaeuser Co.	232	8,187

		201,924

TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	1,888	73,405
CenturyLink, Inc.	291	4,854
Verizon Communications, Inc.	1,250	66,163

		144,422

UTILITIES (1.6%)
AES Corp.	194	2,101
Alliant Energy Corp.	64	2,727
Ameren Corp.	79	4,660
American Electric Power Co., Inc.	155	11,403
American Water Works Co., Inc.	54	4,940
CenterPoint Energy, Inc.	122	3,460
CMS Energy Corp.	85	4,021
Consolidated Edison, Inc.	95	8,070
Dominion Resources, Inc.	198	16,050
DTE Energy Co.	55	6,020
Duke Energy Corp.	215	18,084
Edison International	99	6,261
Entergy Corp.	58	4,721
Eversource Energy	97	6,128
Exelon Corp.	291	11,468
FirstEnergy Corp.	131	4,011
NextEra Energy, Inc.	145	22,648
NiSource, Inc.	105	2,695
NRG Energy, Inc.	100	2,848
PG&E Corp.	158	7,083
Pinnacle West Capital Corp.	32	2,726
PPL Corp.	206	6,376
Public Svc. Enterprise Group, Inc.	160	8,240
SCANA Corp.	46	1,830
Sempra Energy	77	8,233
Southern Co.	311	14,956
WEC Energy Group, Inc.	93	6,178
Xcel Energy, Inc.	152	7,313

		205,251

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,644,650) 55.8%		7,201,890

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	1.05	01/04/18	50,000	49,993

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $49,993) 0.4%					49,993

TOTAL INDEXED ASSETS (Cost: $4,694,643) 56.2%					7,251,883

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.8%)
AMC Entertainment Hldgs., Inc. Cl A	350	5,285
AMC Networks, Inc. Cl A*	97	5,246
American Axle & Mfg. Hldgs., Inc.*	500	8,515
AutoZone, Inc.*	41	29,166
Bassett Furniture Industries, Inc.	88	3,309
Belmond Ltd.*	838	10,266
Bloomin’ Brands, Inc.	672	14,340
BorgWarner, Inc.	381	19,465
Bright Horizons Family Solutions, Inc.*	181	17,014
Cooper Tire & Rubber Co.	227	8,024
Dave & Buster’s Entertainment, Inc.*	458	25,268
Expedia, Inc.	55	6,587
Five Below, Inc.*	644	42,710
Haverty Furniture Cos., Inc.	664	15,040
Houghton Mifflin Harcourt Co.*	1,572	14,620
ILG, Inc.	311	8,858
Liberty Interactive Corp. Ser. A QVC Group*	472	11,526
Lions Gate Entertainment Corp. Cl A*	704	23,802
Lions Gate Entertainment Corp. Cl B*	705	22,377
Lithia Motors, Inc. Cl A	300	34,077
Marriott International, Inc. Cl A	195	26,467
MSG Networks, Inc.*	547	11,077
NVR, Inc.*	5	17,541
Playa Hotels & Resorts NV*	1,128	12,171
Ralph Lauren Corp.	200	20,738
Red Rock Resorts, Inc. Cl A	619	20,886
Scripps Networks Interactive, Inc. Cl A	320	27,322
Signet Jewelers Ltd.	135	7,635
Sleep Number Corp.*	1,544	58,038
Steve Madden Ltd.*	228	10,648
Taylor Morrison Home Corp. Cl A*	109	2,667
Thor Industries, Inc.	245	36,926
Tractor Supply Co.	294	21,977
Unifi, Inc.*	265	9,506
Wiley (John) & Sons, Inc. Cl A	113	7,430

		616,524

CONSUMER STAPLES (1.2%)
Cal-Maine Foods, Inc.*	273	12,135
Church & Dwight Co., Inc.	439	22,025
Constellation Brands, Inc. Cl A	108	24,685
Crimson Wine Group Ltd.*	1,513	16,144
Edgewell Personal Care Co.*	64	3,801
Ingredion, Inc.	78	10,904
J.M. Smucker Co.	119	14,785
Orchids Paper Products Co.	1,077	13,785
Vector Group Ltd.	1,055	23,612
WD-40 Co.	90	10,620

		152,496

ENERGY (2.1%)
Abraxas Petroleum Corp.*	1,731	4,258
Andeavor	38	4,345
Baker Hughes, a GE Co.	148	4,683
Carrizo Oil and Gas, Inc.*	430	9,150
Centennial Resource Dev., Inc. Cl A*	680	13,464
Cheniere Energy, Inc.*	121	6,515
Concho Resources, Inc.*	55	8,262
Continental Resources, Inc.*	420	22,247
CrossAmerica Partners LP	302	7,173
Devon Energy Corp.	253	10,474

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Ensco PLC Cl A	812	4,799
Gulfport Energy Corp.*	551	7,031
Hess Corp.	77	3,655
Matador Resources Co.*	168	5,230
Matrix Service Co.*	159	2,830
MPLX LP	137	4,859
Nabors Industries Ltd.	1,008	6,885
Newfield Exploration Co.*	313	9,869
Noble Energy, Inc.	215	6,265
PBF Energy, Inc.	1,086	38,499
PDC Energy, Inc.*	164	8,453
Range Resources Corp.	1,521	25,949
Ring Energy, Inc.*	749	10,411
RPC, Inc.	796	20,322
Weatherford Int’l. PLC*	442	1,843
Williams Cos., Inc.	709	21,617

		269,088

FINANCIALS (7.5%)
American Equity Investment Life Hldg. Co.	461	14,167
American Financial Group, Inc.	109	11,831
Ameriprise Financial, Inc.	174	29,488
AMERISAFE, Inc.	85	5,236
Aspen Insurance Hldgs. Ltd.	259	10,515
Associated Banc-Corp.	1,044	26,517
BancFirst Corp.	329	16,828
Bank of Marin Bancorp	136	9,248
BankUnited, Inc.	191	7,778
Banner Corp.	263	14,497
Brookline Bancorp, Inc.	1,029	16,155
Brown & Brown, Inc.	140	7,204
Bryn Mawr Bank Corp.	295	13,039
Cadence Bancorporation*	241	6,536
CBOE Holdings, Inc.	142	17,692
Charter Financial Corp.	549	9,629
CIT Group, Inc.	170	8,369
Citizens Financial Group, Inc.	120	5,038
Customers Bancorp, Inc.*	155	4,028
Dime Community Bancshares	498	10,433
Discover Financial Svcs.	249	19,153
East West Bancorp, Inc.	218	13,261
Ellington Financial LLC	914	13,262
Enterprise Financial Svcs. Corp.	329	14,854
Everest Re Group Ltd.	73	16,152
Fifth Third Bancorp	756	22,937
First Connecticut Bancorp, Inc.	239	6,250
First Interstate BancSytem, Inc.	368	14,738
First Merchants Corp.	250	10,515
First Republic Bank/CA	162	14,036
Flushing Financial Corp.	368	10,120
Glacier Bancorp, Inc.	346	13,629
Great Southern Bancorp, Inc.	122	6,301
Hanmi Financial Corp.	177	5,372
Hartford Financial Svcs. Group, Inc.	524	29,491
Heritage Financial Corp.	345	10,626
IBERIABANK Corp.	42	3,255
Investors Bancorp, Inc.	739	10,257
iShares Russell Mid-Cap Value ETF	100	8,915
KeyCorp	1,554	31,344
Lincoln National Corp.	148	11,377
Luther Burbank Corp.*	268	3,227
Marlin Business Svcs. Corp.	556	12,454

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

MB Financial, Inc.	181	8,058
Moelis & Co. Cl A	323	15,666
NMI Hldgs., Inc. Cl A*	1,259	21,403
Northfield Bancorp, Inc.	763	13,032
Pinnacle Financial Partners, Inc.	132	8,752
PowerShares KBW Bank Portfolio	160	8,805
Principal Financial Grp., Inc.	165	11,642
Progressive Corp.	536	30,187
Prosperity Bancshares, Inc.	99	6,937
Raymond James Financial, Inc.	204	18,217
Reinsurance Grp. of America, Inc.	226	35,240
S&T Bancorp, Inc.	234	9,316
SEI Investments Co.	228	16,384
Selective Insurance Group, Inc.	331	19,430
Starwood Property Trust, Inc.	1,855	39,604
Sterling Bancorp	189	4,649
Stock Yards Bancorp, Inc.	609	22,959
SVB Financial Group*	235	54,936
Synchrony Financial	121	4,672
TriCo Bancshares	199	7,534
TriState Capital Hldgs., Inc.*	410	9,430
UMB Financial Corp.	109	7,839
United Financial Bancorp, Inc.	143	2,523
United Insurance Hldgs. Corp.	422	7,280
Voya Financial, Inc.	222	10,982
Waterstone Financial, Inc.	213	3,632
Webster Financial Corp.	301	16,904
Wintrust Financial Corp.	73	6,013
Zions Bancorporation	174	8,844

		976,624

HEALTH CARE (4.6%)
Abiomed, Inc.*	94	17,616
Acadia Healthcare Co., Inc.*	741	24,179
ACADIA Pharmaceuticals, Inc.*	208	6,263
Acceleron Pharma, Inc.*	144	6,111
Agilent Technologies, Inc.	235	15,738
Agios Pharmaceuticals, Inc.*	73	4,173
Akebia Therapeutics, Inc.*	260	3,866
Align Technology, Inc.*	59	13,109
Amicus Therapeutics, Inc.*	490	7,051
Anika Therapeutics, Inc.*	134	7,224
Becton, Dickinson & Co.	33	7,064
BioMarin Pharmaceutical, Inc.*	55	4,904
BioSpecifics Technologies Corp.*	131	5,676
bluebird bio, Inc.*	87	15,495
Boston Scientific Corp.*	470	11,651
Cambrex Corp.*	60	2,880
Catalent, Inc.*	206	8,462
Centene Corp.*	176	17,754
Chemed Corp.	39	9,478
Clovis Oncology, Inc.*	94	6,392
Dyax Corp. - contingent value rights*	194	0	††
Edwards Lifesciences Corp.*	142	16,004
Emergent Biosolutions, Inc.*	301	13,987
Envision Healthcare Corp.*	520	17,971
Exact Sciences Corp.*	254	13,345
Hill-Rom Hldgs., Inc.	75	6,322
Humana, Inc.	30	7,442
ICU Medical, Inc.*	24	5,184
Incyte Corp.*	45	4,262
Insulet Corp.*	144	9,936

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Intersect ENT, Inc.*	191	6,188
Intuitive Surgical, Inc.*	20	7,299
iRhythm Technologies, Inc.*	100	5,605
Karyopharm Therapeutics, Inc.*	382	3,667
Medicines Co.*	145	3,964
Mettler-Toledo Int’l., Inc.*	25	15,488
Nektar Therapeutics*	140	8,361
Neogen Corp.*	91	7,481
Neurocrine Biosciences, Inc.*	359	27,855
Nevro Corp.*	128	8,837
NuVasive, Inc.*	89	5,206
Omeros Corp.*	265	5,149
Omnicell, Inc.*	350	16,975
OSI Pharmaceuticals, Inc. - rights*	131	1	††
Pacific Biosciences of CA, Inc.*	1,032	2,724
Pacira Pharmaceuticals, Inc.*	339	15,475
Penumbra, Inc.*	79	7,434
PRA Health Sciences, Inc.*	70	6,375
Prestige Brands Hldgs., Inc.*	119	5,285
Prothena Corp. PLC*	122	4,574
Radius Health, Inc.*	115	3,654
Repligen Corp.*	200	7,256
Sage Therapeutics, Inc.*	83	13,671
Spark Therapeutics, Inc.*	83	4,268
Supernus Pharmaceuticals, Inc.*	822	32,756
Ultragenyx Pharmaceutical, Inc.*	90	4,174
United Therapeutics Corp.*	28	4,143
WellCare Health Plans, Inc.*	106	21,318
Wright Medical Group NV*	600	13,320
Zimmer Biomet Hldgs., Inc.	142	17,135
Zoetis, Inc.	279	20,099
Zogenix, Inc.*	72	2,884

		598,160

INDUSTRIALS (6.9%)
AeroVironment, Inc.*	85	4,774
Alaska Air Group, Inc.	322	23,670
Altra Industrial Motion Corp.	131	6,602
AMERCO	22	8,314
Astronics Corp.*	230	9,537
AZZ, Inc.	83	4,241
BMC Stock Hldgs., Inc.*	939	23,757
Builders FirstSource, Inc.*	456	9,936
Carlisle Cos., Inc.	288	32,731
Copart, Inc.*	220	9,502
Daseke, Inc.*	619	8,846
Deluxe Corp.	289	22,207
Dover Corp.	167	16,865
Echo Global Logistics, Inc.*	305	8,540
EMCOR Group, Inc.	87	7,112
Encore Wire Corp.	299	14,546
EnPro Industries, Inc.	259	24,219
Fortune Brands Home & Security, Inc.	208	14,236
Generac Hldgs., Inc.*	177	8,765
GMS, Inc.*	189	7,114
Granite Construction, Inc.	607	38,502
H&E Equipment Services	205	8,333
Harris Corp.	137	19,406
Healthcare Svcs. Group, Inc.	294	15,500
Hyster-Yale Materials Handling, Inc. Cl A	133	11,326
ICF International, Inc.*	94	4,935
IHS Markit Ltd.*	108	4,876

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

InnerWorkings, Inc.*	677	6,790
John Bean Technologies Corp.	96	10,637
Kirby Corp.*	284	18,972
L-3 Communications Corp.	182	36,009
Landstar System, Inc.	244	25,400
Lennox International, Inc.	70	14,578
Lincoln Electric Hldgs., Inc.	148	13,554
LSC Communications, Inc.	785	11,893
Miller Industries, Inc.	765	19,737
Mueller Industries, Inc.	1,118	39,611
Mueller Water Products, Inc. Cl A	994	12,455
NCI Building Systems, Inc.*	489	9,438
Nordson Corp.	100	14,640
Old Dominion Freight Line, Inc.	289	38,018
Orbital ATK, Inc.	125	16,438
Oshkosh Corp.	87	7,907
Quanex Building Products Corp.	227	5,312
Republic Services, Inc.	60	4,057
Rockwell Automation, Inc.	176	34,558
Roper Technologies, Inc.	36	9,324
Schneider National, Inc. Cl B	210	5,998
Simpson Manufacturing Co., Inc.	98	5,626
Smith (A.O.) Corp.	146	8,947
Stanley Black & Decker, Inc.	88	14,933
Sun Hydraulics Corp.	283	18,307
Teledyne Technologies, Inc.*	96	17,390
Trex Co., Inc.*	136	14,741
Tutor Perini Corp.*	228	5,780
United Rentals, Inc.*	194	33,351
Universal Forest Products, Inc.	558	20,992
VSE Corp.	272	13,173
Wabtec Corp.	148	12,052
XPO Logistics, Inc.*	35	3,206

		892,216

INFORMATION TECHNOLOGY (6.4%)
Acacia Communications, Inc.*	113	4,094
Advanced Energy Industries, Inc.*	75	5,061
Aerohive Networks, Inc.*	760	4,431
Akamai Technologies, Inc.*	143	9,301
Ambarella, Inc.*	63	3,701
Amphenol Corp. Cl A	216	18,965
Analog Devices, Inc.	190	16,915
Anixter International, Inc.*	98	7,448
ARRIS International PLC*	340	8,735
Avnet, Inc.	345	13,669
Belden, Inc.	127	9,800
Cabot MicroElectronics Corp.	40	3,763
Callidus Software, Inc.*	711	20,370
Coherent, Inc.*	40	11,289
CommVault Systems, Inc.*	312	16,380
Comtech Telecommunications Corp.	360	7,963
Cornerstone OnDemand, Inc.*	131	4,628
Cray, Inc.*	145	3,509
Cypress Semiconductor Corp.	1,155	17,603
DXC Technology Co.	314	29,799
Entegris, Inc.	225	6,851
EPAM Systems, Inc.*	149	16,007
Euronet Worldwide, Inc.*	163	13,736
Everspin Technologies, Inc.*	434	3,256
F5 Networks, Inc.*	14	1,837
Fair Isaac Corp.	52	7,966

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Fidelity Nat’l. Information Svcs., Inc.	200	18,818
Finisar Corp.*	115	2,340
Five9, Inc.*	283	7,041
Global Payments, Inc.	176	17,642
Globant S.A.*	144	6,690
Grubhub, Inc.*	84	6,031
Guidewire Software, Inc.*	128	9,505
II-VI, Inc.*	301	14,132
Integrated Device Technology, Inc.*	270	8,027
KLA-Tencor Corp.	146	15,341
Littelfuse, Inc.	42	8,308
LogMeIn, Inc.	254	29,084
Lumentum Hldgs., Inc.*	198	9,682
Match Group, Inc.*	187	5,855
MAXIMUS, Inc.	70	5,011
MaxLinear, Inc. Cl A*	622	16,434
Microchip Technology, Inc.	121	10,633
MKS Instruments, Inc.	174	16,444
Monolithic Power Systems, Inc.	88	9,888
New Relic, Inc.*	235	13,576
Nutanix, Inc. Cl A*	135	4,763
Oclaro, Inc.*	534	3,599
Paycom Software, Inc.*	101	8,113
Perficient, Inc.*	374	7,132
Plexus Corp.*	135	8,197
Proofpoint, Inc.*	341	30,284
PTC, Inc.*	308	18,717
Q2 Hldgs., Inc.*	142	5,233
Rapid7, Inc.*	295	5,505
Red Hat, Inc.*	135	16,214
Richardson Electronics Ltd.	1,615	10,885
Science Applications Int’l. Corp.	154	11,792
Sequans Communications S.A. ADR*	4,000	7,640
Skyworks Solutions, Inc.	151	14,338
Splunk, Inc.*	179	14,828
Stamps.com, Inc.*	149	28,012
Symantec Corp.	113	3,171
SYNNEX Corp.	100	13,595
Synopsys, Inc.*	104	8,865
Take-Two Interactive Software, Inc.*	131	14,382
Vantiv, Inc. Cl A*	193	14,195
ViaSat, Inc.*	275	20,584
Western Digital Corp.	57	4,533
Workday, Inc.*	52	5,290
Xilinx, Inc.	128	8,630
Xperi Corp.	671	16,372
Xura, Inc.*	342	8,550	††
Zendisk, Inc.*	358	12,115

		823,093

MATERIALS (2.8%)
Ashland Global Holdings, Inc.	101	7,191
Axalta Coating Systems Ltd.*	778	25,176
Berry Global Group, Inc.*	175	10,267
Boise Cascade Co.	244	9,736
Crown Hldgs., Inc.*	532	29,925
Eastman Chemical Co.	140	12,970
Ferro Corp.*	1,260	29,724
Ferroglobe PLC	1,111	17,998
Ferroglobe Representation & Warranty Insurance Trust*	190	0	††
Freeport-McMoRan, Inc.*	398	7,546
International Paper Co.	161	9,328

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Kaiser Aluminum Corp.	131	13,997
Kraton Corp.*	234	11,272
Minerals Technologies, Inc.	145	9,983
Nucor Corp.	77	4,896
Orion Engineered Carbons S.A.	426	10,906
Packaging Corp. of America	302	36,406
RPM International, Inc.	74	3,879
Steel Dynamics, Inc.	746	32,175
The Mosaic Co.	99	2,540
TimkenSteel Corp.*	391	5,939
U.S. Concrete, Inc.*	215	17,985
United States Steel Corp.	208	7,320
Valvoline, Inc.	277	6,942
Vulcan Materials Co.	156	20,026
Westlake Chemical Corp.	127	13,529

		357,656

REAL ESTATE (3.6%)
Alexander’s, Inc.	22	8,709
Apartment Investment & Management Co. Cl A	133	5,813
AvalonBay Communities, Inc.	33	5,888
Brandywine Realty Trust	375	6,821
Camden Property Trust	144	13,257
Chatham Lodging Trust	362	8,239
Chesapeake Lodging Trust	415	11,242
Colony NorthStar, Inc. Cl A	933	10,646
Cousins Properties, Inc.	1,125	10,406
DDR Corp.	479	4,292
Duke Realty Corp.	1,231	33,496
Easterly Government Pptys.	873	18,630
Equity Lifestyle Properties, Inc.	44	3,917
Essex Property Trust, Inc.	46	11,103
Extra Space Storage, Inc.	97	8,483
Forest City Realty Trust, Inc. Cl A	814	19,618
GGP, Inc.	244	5,707
Highwoods Properties, Inc.	271	13,797
Host Hotels & Resorts, Inc.	890	17,666
Kilroy Realty Corp.	388	28,965
Life Storage, Inc.	43	3,830
Medical Properties Trust, Inc.	609	8,392
Pebblebrook Hotel Trust	250	9,293
Pennsylvania REIT	459	5,458
ProLogis, Inc.	202	13,031
QTS Realty Trust, Inc.	248	13,432
Regency Centers Corp.	238	16,465
RLJ Lodging Trust	460	10,106
SBA Communications Corp. Cl A*	127	20,747
Summit Hotel Pptys., Inc.	210	3,198
Sun Communities, Inc.	150	13,917
Terreno Realty Corp.	796	27,908
The GEO Group, Inc.	827	19,518
Urstadt Biddle Pptys., Inc. Cl A	197	4,283
Vornado Realty Trust	104	8,131
Welltower, Inc.	311	19,833
Weyerhaeuser Co.	368	12,975

		457,212

TELECOMMUNICATION SERVICES (0.4%)
CenturyLink, Inc.	272	4,537
ORBCOMM, Inc.*	1,957	19,923
Shenandoah Telecommunications Co.	477	16,122
Zayo Group Hldgs., Inc.*	207	7,618

		48,200

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

UTILITIES (2.0%)
AES Corp.	363	3,931
Ameren Corp.	153	9,025
Avista Corp.	237	12,203
Chesapeake Utilities Corp.	114	8,955
Consolidated Edison, Inc.	118	10,024
Edison International	306	19,352
Entergy Corp.	93	7,569
Eversource Energy	88	5,560
FirstEnergy Corp.	203	6,216
Great Plains Energy, Inc.	860	27,727
Idacorp, Inc.	124	11,329
NiSource, Inc.	725	18,611
Northwest Natural Gas Co.	118	7,039
NorthWestern Corp.	138	8,239
PG&E Corp.	70	3,138
PNM Resources, Inc.	256	10,355
Portland General Electric Co.	201	9,162
PPL Corp.	240	7,428
Public Svc. Enterprise Group, Inc.	218	11,227
Sempra Energy	267	28,548
UGI Corp.	554	26,010
Westar Energy, Inc.	104	5,491

		257,139

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $4,414,658) 42.3%		5,448,408

	Shares	Value
ACTIVE ASSETS:
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	394	234

TOTAL ACTIVE ASSETS - WARRANTS (Cost: $238) 0.0% (2)		234

TOTAL ACTIVE ASSETS (Cost: $4,414,896) 42.3%		5,448,642

TOTAL INVESTMENTS (Cost: $9,109,539) 98.5%		12,700,525

OTHER NET ASSETS 1.5%		195,839

NET ASSETS 100.0%		$12,896,364

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.4%)
Advance Auto Parts, Inc.	124	12,362
Amazon.com, Inc.*	732	856,052
Aptiv PLC	497	42,161
AutoZone, Inc.*	48	34,146
Best Buy Co., Inc.	450	30,812
BorgWarner, Inc.	324	16,553
CarMax, Inc.*	309	19,816
Carnival Corp.	764	50,707
CBS Corp. Cl B	640	37,760
Charter Communications, Inc. Cl A*	364	122,289
Chipotle Mexican Grill, Inc.*	40	11,561
Comcast Corp. Cl A	8,625	345,431
D.R. Horton, Inc.	660	33,706
Darden Restaurants, Inc.	235	22,565
Discovery Communications, Inc. Cl A*	202	4,521
Discovery Communications, Inc. Cl C*	428	9,061
DISH Network Corp.*	428	20,437
Disney (Walt) Co.	2,788	299,738
Dollar General Corp.	455	42,320
Dollar Tree, Inc.*	429	46,036
Expedia, Inc.	242	28,984
Foot Locker, Inc.	269	12,611
Ford Motor Co.	7,304	91,227
Gap, Inc.	370	12,602
Garmin Ltd.	216	12,867
General Motors Co.	2,341	95,958
Genuine Parts Co.	270	25,653
Goodyear Tire & Rubber Co.	398	12,859
H&R Block, Inc.	458	12,009
Hanesbrands, Inc.	579	12,107
Harley-Davidson, Inc.	330	16,790
Hasbro, Inc.	217	19,723
Hilton Worldwide Hldgs., Inc.	381	30,427
Home Depot, Inc.	2,148	407,110
Interpublic Group of Cos., Inc.	615	12,398
Kohl’s Corp.	325	17,625
L Brands, Inc.	426	25,654
Leggett & Platt, Inc.	266	12,696
Lennar Corp. Cl A	408	25,802
LKQ Corp.*	526	21,392
Lowe’s Cos., Inc.	1,541	143,221
Macy’s, Inc.	504	12,696
Marriott International, Inc. Cl A	554	75,249
Mattel, Inc.	536	8,244
McDonald’s Corp.	1,462	251,639
MGM Resorts International	895	29,884
Michael Kors Hldgs. Ltd.*	270	16,997
Mohawk Industries, Inc.*	121	33,384
Netflix, Inc.*	790	151,648
Newell Brands, Inc.	960	29,664
News Corp. Cl A	774	12,547
News Corp. Cl B	255	4,233
NIKE, Inc. Cl B	2,387	149,307
Nordstrom, Inc.	184	8,718
Norwegian Cruise Line Hldgs. Ltd.*	314	16,721
Omnicom Group, Inc.	450	32,774
O’Reilly Automotive, Inc.*	156	37,524

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Priceline Group Inc.*	89	154,659
PulteGroup, Inc.	501	16,658
PVH Corp.	155	21,268
Ralph Lauren Corp.	86	8,917
Ross Stores, Inc.	714	57,299
Royal Caribbean Cruises Ltd.	303	36,142
Scripps Networks Interactive, Inc. Cl A	152	12,978
Signet Jewelers Ltd.	77	4,354
Starbucks Corp.	2,637	151,443
Tapestry, Inc.	485	21,452
Target Corp.	996	64,989
Tiffany & Co.	206	21,414
Time Warner, Inc.	1,437	131,442
TJX Cos., Inc.	1,178	90,070
Tractor Supply Co.	248	18,538
TripAdvisor, Inc.*	240	8,270
Twenty-First Century Fox, Inc. Cl A	1,999	69,025
Twenty-First Century Fox, Inc. Cl B	836	28,524
Ulta Beauty, Inc.*	115	25,721
Under Armour, Inc. Cl A*	276	3,983
Under Armour, Inc. Cl C*	305	4,063
V.F. Corp.	620	45,880
Viacom, Inc. Cl B	698	21,505
Whirlpool Corp.	128	21,586
Wyndham Worldwide Corp.	187	21,668
Wynn Resorts Ltd.	151	25,457
Yum! Brands, Inc.	609	49,700

		5,115,983

CONSUMER STAPLES (7.6%)
Altria Group, Inc.	3,480	248,507
Archer-Daniels-Midland Co.	1,036	41,523
Brown-Forman Corp. Cl B	379	26,026
Campbell Soup Co.	340	16,357
Church & Dwight Co., Inc.	425	21,322
Clorox Co.	227	33,764
Coca-Cola Co.	7,065	324,142
Colgate-Palmolive Co.	1,631	123,059
Conagra Brands, Inc.	782	29,458
Constellation Brands, Inc. Cl A	319	72,914
Costco Wholesale Corp.	798	148,524
Coty, Inc. Cl A	847	16,847
CVS Health Corp.	1,827	132,458
Dr. Pepper Snapple Group, Inc.	314	30,477
Estee Lauder Cos., Inc. Cl A	421	53,568
General Mills, Inc.	1,033	61,247
Hershey Co.	256	29,059
Hormel Foods Corp.	455	16,557
J.M. Smucker Co.	211	26,215
Kellogg Co.	453	30,795
Kimberly-Clark Corp.	637	76,860
Kraft Heinz Co.	1,105	85,925
Kroger Co.	1,590	43,646
McCormick & Co., Inc.	207	21,095
Molson Coors Brewing Co. Cl B	364	29,873
Mondelez International, Inc. Cl A	2,707	115,860
Monster Beverage Corp.*	724	45,822
PepsiCo, Inc.	2,604	312,272
Philip Morris Int’l., Inc.	2,863	302,476
Proctor & Gamble Co.	4,679	429,907
Sysco Corp.	891	54,110
Tyson Foods, Inc. Cl A	569	46,129
Walgreens Boots Alliance, Inc.	1,565	113,650
Wal-Mart Stores, Inc.	2,691	265,736

		3,426,180

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

ENERGY (5.7%)
Anadarko Petroleum Corp.	961	51,548
Andeavor	265	30,300
Apache Corp.	737	31,116
Baker Hughes, a GE Co.	823	26,040
Cabot Oil & Gas Corp.	926	26,484
Chesapeake Energy Corp.*	1,169	4,629
Chevron Corp.	3,483	436,037
Cimarex Energy Co.	184	22,450
Concho Resources, Inc.*	275	41,311
ConocoPhillips	2,230	122,405
Devon Energy Corp.	997	41,276
EOG Resources, Inc.	1,058	114,169
EQT Corp.	453	25,785
Exxon Mobil Corp.	7,800	652,392
Halliburton Co.	1,579	77,166
Helmerich & Payne, Inc.	215	13,898
Hess Corp.	478	22,691
Kinder Morgan, Inc.	3,481	62,902
Marathon Oil Corp.	1,657	28,053
Marathon Petroleum Corp.	887	58,524
National Oilwell Varco, Inc.	634	22,837
Newfield Exploration Co.*	441	13,905
Noble Energy, Inc.	953	27,770
Occidental Petroleum Corp.	1,415	104,229
ONEOK, Inc.	718	38,377
Phillips 66	793	80,212
Pioneer Natural Resources Co.	320	55,312
Range Resources Corp.	527	8,991
Schlumberger Ltd.	2,525	170,160
TechnipFMC PLC	757	23,702
Valero Energy Corp.	810	74,447
Williams Cos., Inc.	1,545	47,107

		2,556,225

FINANCIALS (16.5%)
Affiliated Managers Group, Inc.	106	21,757
Aflac, Inc.	705	61,885
Allstate Corp.	645	67,538
American Express Co.	1,318	130,891
American Int’l. Group, Inc.	1,628	96,996
Ameriprise Financial, Inc.	274	46,435
Aon PLC	451	60,434
Assurant, Inc.	84	8,471
Bank of America Corp.	17,677	521,813
Bank of New York Mellon Corp.	1,850	99,641
BB&T Corp.	1,436	71,398
Berkshire Hathaway, Inc. Cl B*	3,533	700,311
BlackRock, Inc.	228	117,126
Brighthouse Financial, Inc.*	143	8,386
Capital One Financial Corp.	907	90,319
CBOE Holdings, Inc.	199	24,793
Charles Schwab Corp.	2,210	113,528
Chubb Ltd.	844	123,334
Cincinnati Financial Corp.	282	21,142
Citigroup, Inc.	4,853	361,112
Citizens Financial Group, Inc.	906	38,034
CME Group, Inc.	634	92,596
Comerica, Inc.	295	25,609
Discover Financial Svcs.	672	51,690
E*Trade Financial Corp.*	510	25,281

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Everest Re Group Ltd.	75	16,595
Fifth Third Bancorp	1,254	38,046
Franklin Resources, Inc.	574	24,871
Gallagher (Arthur J.) & Co.	327	20,693
Goldman Sachs Group, Inc.	648	165,084
Hartford Financial Svcs. Group, Inc.	675	37,989
Huntington Bancshares, Inc.	1,993	29,018
Intercontinental Exchange, Inc.	1,066	75,217
Invesco Ltd.	796	29,086
iShares Core S&P 500 ETF	3,283	882,635
JPMorgan Chase & Co.	6,329	676,823
KeyCorp	1,903	38,384
Leucadia National Corp.	655	17,351
Lincoln National Corp.	383	29,441
Loews Corp.	501	25,065
M&T Bank Corp.	269	45,996
Marsh & McLennan Cos., Inc.	948	77,158
MetLife, Inc.	1,959	99,047
Moody’s Corp.	306	45,169
Morgan Stanley	2,514	131,910
Nasdaq, Inc.	215	16,518
Navient Corp.	635	8,458
Northern Trust Corp.	386	38,558
People’s United Financial, Inc.	667	12,473
PNC Financial Svcs. Grp., Inc.	865	124,811
Principal Financial Grp., Inc.	474	33,445
Progressive Corp.	1,052	59,249
Prudential Financial, Inc.	792	91,064
Raymond James Financial, Inc.	238	21,253
Regions Financial Corp.	2,198	37,981
S&P Global, Inc.	469	79,449
State Street Corp.	677	66,082
SunTrust Banks, Inc.	899	58,066
Synchrony Financial	1,343	51,853
T. Rowe Price Group, Inc.	450	47,219
Torchmark Corp.	187	16,963
Travelers Cos., Inc.	497	67,413
U.S. Bancorp	2,915	156,186
Unum Group	384	21,078
Visa, Inc. Cl A	3,313	377,748
Wells Fargo & Co.	8,101	491,488
Willis Towers Watson PLC	244	36,707
XL Group Ltd.	462	16,244
Zions Bancorporation	336	17,079

		7,433,483

HEALTH CARE (12.8%)
Abbott Laboratories	3,169	180,855
AbbVie, Inc.	2,920	282,393
Aetna, Inc.	602	108,595
Agilent Technologies, Inc.	620	41,521
Alexion Pharmaceuticals, Inc.*	402	48,075
Align Technology, Inc.*	126	27,996
Allergan PLC	606	99,129
AmerisourceBergen Corp.	315	28,923
Amgen, Inc.	1,329	231,113
Anthem, Inc.	462	103,955
Baxter International, Inc.	897	57,982
Becton, Dickinson & Co.	485	103,723
BIOGEN, Inc.*	384	122,331
Boston Scientific Corp.*	2,584	64,057
Bristol-Myers Squibb Co.	3,025	185,372
Cardinal Health, Inc.	590	36,149

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX

FUND PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Celgene Corp.*	1,454	151,739
Centene Corp.*	303	30,567
Cerner Corp.*	603	40,636
CIGNA Corp.	451	91,594
Cooper Companies, Inc.	92	20,045
Danaher Corp.	1,109	102,937
DaVita Inc Inc.*	298	21,531
DENTSPLY SIRONA, Inc.	440	28,965
Edwards Lifesciences Corp.*	400	45,084
Envision Healthcare Corp.*	245	8,467
Express Scripts Hldg. Co.*	1,058	78,969
Gilead Sciences, Inc.	2,392	171,363
HCA Healthcare, Inc.*	523	45,940
Hologic, Inc.*	482	20,606
Humana, Inc.	264	65,490
IDEXX Laboratories, Inc.*	159	24,864
Illumina, Inc.*	273	59,648
Incyte Corp.*	307	29,076
Intuitive Surgical, Inc.*	202	73,718
IQVIA Holdings, Inc.*	288	28,195
Johnson & Johnson	4,941	690,357
Laboratory Corp. of America Hldgs.*	184	29,350
Lilly (Eli) & Co.	1,779	150,254
McKesson Corp.	385	60,041
Medtronic PLC	2,502	202,066
Merck & Co., Inc.	5,001	281,406
Mettler-Toledo Int’l., Inc.*	47	29,117
Mylan NV*	935	39,560
Patterson Cos., Inc.	114	4,119
PerkinElmer, Inc.	175	12,796
Perrigo Co. PLC	242	21,093
Pfizer, Inc.	10,938	396,174
Quest Diagnostics, Inc.	256	25,213
Regeneron Pharmaceuticals, Inc.*	142	53,386
ResMed, Inc.	246	20,834
Schein (Henry), Inc.*	295	20,615
Stryker Corp.	597	92,439
Thermo Fisher Scientific, Inc.	740	140,511
UnitedHealth Group, Inc.	1,769	389,994
Universal Health Svcs., Inc. Cl B	148	16,776
Varian Medical Systems, Inc.*	151	16,784
Vertex Pharmaceuticals, Inc.*	467	69,985
Waters Corp.*	149	28,785
Zimmer Biomet Hldgs., Inc.	364	43,924
Zoetis, Inc.	873	62,891

		5,760,073

INDUSTRIALS (9.5%)
3M Co.	1,087	255,847
Acuity Brands, Inc.	75	13,200
Alaska Air Group, Inc.	233	17,128
Allegion PLC	153	12,173
American Airlines Group, Inc.	740	38,502
AMETEK, Inc.	411	29,785
Arconic, Inc.	830	22,617
Boeing Co.	1,018	300,218
Caterpillar, Inc.	1,077	169,714
Cintas Corp.	158	24,621
CSX Corp.	1,656	91,097
Cummins, Inc.	294	51,932
Deere & Co.	579	90,619
Delta Air Lines, Inc.	1,202	67,312
Dover Corp.	302	30,499

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Eaton Corp. PLC	812	64,156
Emerson Electric Co.	1,186	82,652
Equifax, Inc.	212	24,999
Expeditors Int’l. of Wash.	325	21,024
Fastenal Co.	549	30,025
FedEx Corp.	451	112,543
Flowserve Corp.	203	8,552
Fluor Corp.	249	12,861
Fortive Corp.	580	41,963
Fortune Brands Home & Security, Inc.	312	21,353
General Dynamics Corp.	504	102,539
General Electric Co.	16,021	279,566
Grainger (W.W.), Inc.	93	21,971
Harris Corp.	204	28,897
Honeywell International, Inc.	1,409	216,084
Hunt (J.B.) Transport Svcs., Inc.	150	17,247
IHS Markit Ltd.*	643	29,031
Illinois Tool Works, Inc.	561	93,603
Ingersoll-Rand PLC	435	38,798
Jacobs Engineering Group, Inc.	188	12,400
Johnson Controls Int’l. PLC	1,684	64,177
Kansas City Southern	188	19,781
L-3 Communications Corp.	150	29,678
Lockheed Martin Corp.	455	146,078
Masco Corp.	594	26,100
Nielsen Hldgs. PLC	555	20,202
Norfolk Southern Corp.	534	77,377
Northrop Grumman Corp.	324	99,439
PACCAR, Inc.	659	46,842
Parker Hannifin Corp.	238	47,500
Pentair PLC	304	21,468
Quanta Services, Inc.*	327	12,789
Raytheon Co.	525	98,621
Republic Services, Inc.	443	29,951
Robert Half Int’l., Inc.	230	12,774
Robinson (C.H.) Worldwide, Inc.	243	21,649
Rockwell Automation, Inc.	240	47,124
Rockwell Collins, Inc.	310	42,042
Roper Technologies, Inc.	182	47,138
Smith (A.O.) Corp.	275	16,852
Snap-on, Inc.	100	17,430
Southwest Airlines Co.	980	64,141
Stanley Black & Decker, Inc.	277	47,004
Stericycle, Inc.*	185	12,578
Textron, Inc.	455	25,748
TransDigm Group, Inc.	91	24,990
Union Pacific Corp.	1,438	192,836
United Continental Hldgs., Inc*	458	30,869
United Parcel Service, Inc. Cl B	1,273	151,678
United Rentals, Inc.*	153	26,302
United Technologies Corp.	1,364	174,005
Verisk Analytics, Inc. Cl A*	264	25,344
Waste Management, Inc.	731	63,085
Xylem, Inc.	310	21,142

		4,280,262

INFORMATION TECHNOLOGY (21.3%)
Accenture PLC Cl A	1,130	172,992
Activision Blizzard, Inc.	1,390	88,015
Adobe Systems, Inc.*	900	157,716
Advanced Micro Devices, Inc.*	1,649	16,952
Akamai Technologies, Inc.*	294	19,122
Alliance Data Systems Corp.	88	22,306

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Alphabet, Inc. Cl A*	543	571,996
Alphabet, Inc. Cl C*	551	576,178
Amphenol Corp. Cl A	563	49,431
Analog Devices, Inc.	675	60,095
ANSYS, Inc.*	142	20,958
Apple, Inc.	9,398	1,590,419
Applied Materials, Inc.	1,928	98,559
Autodesk, Inc.*	386	40,464
Automatic Data Processing, Inc.	816	95,627
Broadcom Ltd.	735	188,822
CA, Inc.	620	20,634
Cadence Design Systems, Inc.*	483	20,199
Cisco Systems, Inc.	9,022	345,543
Citrix Systems, Inc.*	285	25,080
Cognizant Technology Solutions	1,103	78,335
Corning, Inc.	1,568	50,160
CSRA, Inc.	277	8,288
DXC Technology Co.	527	50,011
eBay, Inc.*	1,761	66,460
Electronic Arts, Inc.*	580	60,935
F5 Networks, Inc.*	126	16,534
Facebook, Inc. Cl A*	4,371	771,307
Fidelity Nat’l. Information Svcs., Inc.	616	57,959
Fiserv, Inc.*	382	50,092
FLIR Systems, Inc.	264	12,308
Gartner, Inc.*	172	21,182
Global Payments, Inc.	291	29,170
Hewlett Packard Enterprise Co.	2,896	41,587
HP, Inc.	2,998	62,988
Intel Corp.	8,555	394,899
Int’l. Business Machines Corp.	1,590	243,938
Intuit, Inc.	447	70,528
Juniper Networks, Inc.	725	20,663
KLA-Tencor Corp.	279	29,315
Lam Research Corp.	293	53,933
Mastercard, Inc. Cl A	1,698	257,009
Microchip Technology, Inc.	433	38,052
Micron Technology, Inc.*	2,073	85,242
Microsoft Corp.	14,094	1,205,596
Motorola Solutions, Inc.	315	28,457
NetApp, Inc.	507	28,047
NVIDIA Corp.	1,110	214,785
Oracle Corp.	5,574	263,539
Paychex, Inc.	602	40,984
PayPal Hldgs., Inc.*	2,061	151,731
Qorvo, Inc.*	254	16,916
QUALCOMM, Inc.	2,693	172,406
Red Hat, Inc.*	327	39,273
Salesforce.com, inc.*	1,273	130,139
Seagate Technology PLC	498	20,836
Skyworks Solutions, Inc.	351	33,327
Symantec Corp.	1,152	32,325
Synopsys, Inc.*	285	24,293
TE Connectivity Ltd.	652	61,966
Texas Instruments, Inc.	1,824	190,499
Total System Services, Inc.	324	25,625
VeriSign, Inc.*	146	16,708
Western Digital Corp.	565	44,934
Western Union Co.	849	16,139
Xerox Corp.	421	12,272
Xilinx, Inc.	489	32,968

		9,555,768

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

MATERIALS (2.8%)
Air Products & Chemicals, Inc.	389	63,827
Albemarle Corp.	191	24,427
Avery Dennison Corp.	145	16,655
Ball Corp.	643	24,338
CF Industries Hldgs., Inc.	410	17,441
DowDuPont, Inc.	4,284	305,106
Eastman Chemical Co.	276	25,569
Ecolab, Inc.	465	62,394
FMC Corp.	228	21,582
Freeport-McMoRan, Inc.*	2,497	47,343
International Paper Co.	743	43,049
Int’l. Flavors & Fragrances, Inc.	136	20,755
LyondellBasell Inds. NV Cl A	591	65,199
Martin Marietta Materials, Inc.	122	26,967
Monsanto Co.	818	95,526
Newmont Mining Corp.	927	34,781
Nucor Corp.	559	35,541
Packaging Corp. of America	180	21,699
PPG Industries, Inc.	473	55,256
Praxair, Inc.	530	81,980
Sealed Air Corp.	341	16,811
Sherwin-Williams Co.	154	63,146
The Mosaic Co.	676	17,346
Vulcan Materials Co.	241	30,937
WestRock Co.	462	29,230

		1,246,905

REAL ESTATE (2.7%)
Alexandria Real Estate Equities, Inc.	189	24,682
American Tower Corp.	789	112,567
Apartment Investment & Management Co. Cl A	285	12,457
AvalonBay Communities, Inc.	252	44,959
Boston Properties, Inc.	293	38,099
CBRE Group, Inc.*	583	25,250
Crown Castle Int’l. Corp.	755	83,813
Digital Realty Trust, Inc.	364	41,460
Duke Realty Corp.	601	16,353
Equinix, Inc.	144	65,445
Equity Residential	700	44,639
Essex Property Trust, Inc.	117	28,240
Extra Space Storage, Inc.	242	21,163
Federal Realty Investment Trust	126	16,734
GGP, Inc.	1,072	25,074
HCP, Inc.	922	24,046
Host Hotels & Resorts, Inc.	1,252	24,852
Iron Mountain, Inc.	512	19,318
Kimco Realty Corp.	678	12,306
Mid-America Apt. Communities, Inc.	203	20,414
ProLogis, Inc.	955	61,607
Public Storage	277	57,893
Realty Income Corp.	510	29,080
Regency Centers Corp.	298	20,616
SBA Communications Corp. Cl A*	204	33,325
Simon Property Group, Inc.	572	98,235
SL Green Realty Corp	162	16,351
The Macerich Co.	191	12,545
UDR, Inc.	530	20,416
Ventas, Inc.	651	39,067
Vornado Realty Trust	322	25,174
Welltower, Inc.	687	43,810
Weyerhaeuser Co.	1,391	49,047

		1,209,037

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.	11,293	439,072
CenturyLink, Inc.	1,739	29,007
Verizon Communications, Inc.	7,478	395,811

		863,890

UTILITIES (2.7%)
AES Corp.	1,161	12,574
Alliant Energy Corp.	379	16,149
Ameren Corp.	478	28,197
American Electric Power Co., Inc.	927	68,199
American Water Works Co., Inc.	320	29,277
CenterPoint Energy, Inc.	727	20,618
CMS Energy Corp.	510	24,123
Consolidated Edison, Inc.	569	48,337
Dominion Resources, Inc.	1,185	96,056
DTE Energy Co.	333	36,450
Duke Energy Corp.	1,286	108,165
Edison International	596	37,691
Entergy Corp.	349	28,405
Eversource Energy	583	36,834
Exelon Corp.	1,740	68,573
FirstEnergy Corp.	782	23,945
NextEra Energy, Inc.	872	136,198
NiSource, Inc.	630	16,172
NRG Energy, Inc.	602	17,145
PG&E Corp.	945	42,364
Pinnacle West Capital Corp.	187	15,929
PPL Corp.	1,236	38,254
Public Svc. Enterprise Group, Inc.	962	49,543
SCANA Corp.	279	11,099
Sempra Energy	464	49,611
Southern Co.	1,859	89,399
WEC Energy Group, Inc.	554	36,802
Xcel Energy, Inc.	909	43,732

		1,229,841

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $28,798,979) 94.9%		42,677,647

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.9%)
U.S. Treasury Bill (1)	A-1+	1.00	01/02/18	1,000,000	999,916
U.S. Treasury Bill (1)	A-1+	1.05	01/04/18	200,000	199,971
U.S. Treasury Bill (1)	A-1+	1.18	02/01/18	1,000,000	998,922

					2,198,809

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,198,809) 4.9%					2,198,809

TOTAL INVESTMENTS (Cost: $30,997,788) 99.8%					44,876,456

OTHER NET ASSETS 0.2%					106,183

NET ASSETS 100.0%					$44,982,639

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.4%)
Aaron’s, Inc.	819	32,637
Adtalem Global Education, Inc.	772	32,463
AMC Networks, Inc. Cl A*	676	36,558
American Eagle Outfitters, Inc.	2,235	42,018
AutoNation, Inc.*	796	40,859
Bed Bath & Beyond, Inc.	1,843	40,528
Big Lots, Inc.	557	31,276
Brinker International, Inc.	612	23,770
Brunswick Corp.	1,138	62,840
Buffalo Wild Wings, Inc.*	208	32,521
Cable One, Inc.	61	42,904
CalAtlantic Group, Inc.	1,019	57,461
Carter’s, Inc.	617	72,491
Cheesecake Factory, Inc.	540	26,017
Churchill Downs, Inc.	167	38,861
Cinemark Hldgs., Inc.	1,423	49,549
Cooper Tire & Rubber Co.	677	23,932
Cracker Barrel Old Country Store, Inc.	311	49,415
Dana Hldg. Corp.	1,899	60,787
Deckers Outdoor Corp.*	426	34,187
Delphi Technologies PLC*	1,175	61,652
Dick’s Sporting Goods, Inc.	1,111	31,930
Dillard’s, Inc. Cl A	281	16,874
Domino’s Pizza, Inc.	571	107,896
Dunkin’ Brands Group, Inc.	1,177	75,881
GameStop Corp. Cl A	1,266	22,725
Gentex Corp.	3,753	78,625
Graham Hldgs. Co. Cl B	61	34,059
Helen of Troy Ltd.*	350	33,723
ILG, Inc.	1,410	40,157
International Speedway Corp. Cl A	341	13,589
Jack in the Box, Inc.	396	38,852
KB Home	1,128	36,040
Live Nation Entertainment, Inc.*	1,789	76,158
Meredith Corp.	530	35,007
Michaels Cos., Inc.*	1,489	36,019
Murphy USA, Inc.*	430	34,555
New York Times Co. Cl A	1,634	30,229
NVR, Inc.*	46	161,373
Office Depot, Inc.	6,804	24,086
Papa John’s Int’l., Inc.	327	18,348
Polaris Industries, Inc.	772	95,720
Pool Corp.	521	67,548
Sally Beauty Hldgs., Inc.*	1,658	31,104
Service Corp. International	2,471	92,218
Six Flags Entertainment Corp.	1,012	67,369
Skechers U.S.A., Inc. Cl A*	1,762	66,674
Sotheby’s*	498	25,697
TEGNA, Inc.	2,759	38,847
Tempur Sealy Int’l., Inc.*	595	37,301
Texas Roadhouse, Inc.	851	44,831
The Wendy’s Co.	2,391	39,260
Thor Industries, Inc.	639	96,310
Toll Brothers, Inc.	1,943	93,303
TRI Pointe Group, Inc.*	1,958	35,087
Tupperware Brands Corp.	682	42,761

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Urban Outfitters, Inc.*	1,059	37,129
Wiley (John) & Sons, Inc. Cl A	572	37,609
Williams-Sonoma, Inc.	1,010	52,217

		2,839,837

CONSUMER STAPLES (3.6%)
Avon Products, Inc.*	5,590	12,019
Boston Beer Co., Inc. Cl A*	112	21,403
Casey’s General Stores, Inc.	506	56,642
Dean Foods Co.	1,204	13,918
Edgewell Personal Care Co.*	728	43,236
Energizer Hldgs., Inc.	779	37,376
Flowers Foods, Inc.	2,403	46,402
Hain Celestial Group, Inc.*	1,364	57,820
Ingredion, Inc.	943	131,831
Lamb Weston Hldgs., Inc.	1,931	109,005
Lancaster Colony Corp.	250	32,303
Nu Skin Enterprises, Inc. Cl A	654	44,622
Post Hldgs., Inc.*	867	68,692
Sanderson Farms, Inc.	267	37,054
Snyder’s-Lance, Inc.	1,142	57,191
Sprouts Farmers Market, Inc.*	1,642	39,983
Tootsie Roll Industries, Inc.	252	9,173
TreeHouse Foods, Inc.*	738	36,501
United Natural Foods, Inc.*	685	33,750

		888,921

ENERGY (4.0%)
Callon Petroleum Co.*	2,624	31,882
CNX Resources Corp.*	2,665	38,989
Core Laboratories N.V.	580	63,539
Diamond Offshore Drilling, Inc.*	832	15,467
Dril-Quip, Inc.*	508	24,232
Energen Corp.*	1,285	73,977
Ensco PLC Cl A	5,940	35,105
Gulfport Energy Corp.*	2,090	26,668
HollyFrontier Corp.	2,319	118,779
Matador Resources Co.*	1,298	40,407
Murphy Oil Corp.	2,131	66,168
Nabors Industries Ltd.	4,229	28,884
Oceaneering Int’l., Inc.	1,250	26,425
Patterson-UTI Energy, Inc.	2,923	67,258
PBF Energy, Inc.	1,461	51,792
QEP Resources, Inc.*	3,215	30,768
Rowan Companies PLC Cl A*	1,539	24,101
SM Energy Co.	1,302	28,748
Southwestern Energy Co.*	6,615	36,912
Superior Energy Services, Inc.*	2,123	20,444
Transocean Ltd.*	5,142	54,917
World Fuel Services Corp.	918	25,833
WPX Energy, Inc.*	5,305	74,641

		1,005,936

FINANCIALS (17.0%)
Alleghany Corp.*	203	121,006
American Financial Group, Inc.	913	99,097
Aspen Insurance Hldgs. Ltd.	779	31,627
Associated Banc-Corp.	1,998	50,749
BancorpSouth Bank	1,073	33,746
Bank of Hawaii Corp.	542	46,449
Bank of the Ozarks, Inc.	1,569	76,018
Berkley (W.R.) Corp.	1,270	90,996
Brown & Brown, Inc.	1,532	78,837
Cathay General Bancorp	972	40,989

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Chemical Financial Corp.	926	49,513
CNO Financial Group, Inc.	2,169	53,553
Commerce Bancshares, Inc.	1,209	67,511
Cullen/Frost Bankers, Inc.	758	71,745
East West Bancorp, Inc.	1,881	114,421
Eaton Vance Corp.	1,534	86,502
FactSet Research Systems, Inc.	513	98,886
Federated Investors, Inc. Cl B	1,243	44,847
First American Financial Corp.	1,459	81,762
First Horizon National Corp.	4,265	85,257
FNB Corp.	4,186	57,851
Fulton Financial Corp.	2,306	41,277
Genworth Financial, Inc.*	6,262	19,475
Hancock Hldg. Co.	1,115	55,193
Hanover Insurance Group, Inc.	563	60,849
Home BancShares, Inc.	2,114	49,151
Interactive Brokers Group, Inc. Cl A	953	56,427
International Bancshares Corp.	704	27,949
iShares Core S&P Mid-Cap ETF	1,085	205,906
Janus Henderson Group PLC	2,372	90,759
Kemper Corp.	634	43,683
Legg Mason, Inc.	1,139	47,815
MarketAxess Hldgs., Inc.	496	100,068
MB Financial, Inc.	1,098	48,883
Mercury General Corp.	489	26,132
MSCI, Inc. Cl A	1,186	150,076
New York Community Bancorp, Inc.	6,366	82,885
Old Republic Int’l. Corp.	3,233	69,122
PacWest Bancorp	1,687	85,025
Pinnacle Financial Partners, Inc.	949	62,919
Primerica, Inc.	587	59,610
Prosperity Bancshares, Inc.	920	64,464
Reinsurance Grp. of America, Inc.	841	131,137
RenaissanceRe Hldgs. Ltd.	531	66,688
SEI Investments Co.	1,703	122,378
Signature Bank*	702	96,357
SLM Corp.*	5,764	65,133
Sterling Bancorp	2,925	71,955
Stifel Financial Corp.	905	53,902
SVB Financial Group*	690	161,301
Synovus Financial Corp.	1,583	75,889
TCF Financial Corp.	2,256	46,248
Texas Capital Bancshares, Inc.*	638	56,718
Trustmark Corp.	913	29,088
UMB Financial Corp.	569	40,922
Umpqua Hldgs. Corp.	2,866	59,613
United Bankshares, Inc.	1,378	47,886
Valley National Bancorp	3,419	38,361
Washington Federal, Inc.	1,141	39,079
Webster Financial Corp.	1,191	66,887
Wintrust Financial Corp.	733	60,377

		4,258,949

HEALTH CARE (7.1%)
Abiomed, Inc.*	552	103,450
Acadia Healthcare Co., Inc.*	1,081	35,273
Akorn, Inc.*	1,227	39,546
Allscripts Healthcare Solutions, Inc.*	2,417	35,167
Bio-Rad Laboratories, Inc. Cl A*	268	63,964
Bio-Techne Corp.	490	63,480
Bioverative, Inc.*	1,405	75,758
Catalent, Inc.*	1,754	72,054

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Charles River Laboratories Int’l., Inc.*	609	66,655
Endo International PLC*	2,632	20,398
Globus Medical, Inc. Cl A*	947	38,922
Halyard Health, Inc.*	635	29,324
HealthSouth Corp.	1,303	64,381
Hill-Rom Hldgs., Inc.	869	73,248
INC Research Hldgs., Inc. Cl A*	751	32,744
LifePoint Health, Inc.*	531	26,444
LivaNova PLC*	575	45,954
Mallinckrodt PLC*	1,269	28,629
Masimo Corp.*	621	52,661
Medidata Solutions, Inc.*	780	49,429
MEDNAX, Inc.*	1,221	65,250
Molina Healthcare, Inc.*	581	44,551
NuVasive, Inc.*	687	40,183
Owens & Minor, Inc.	857	16,180
Prestige Brands Hldgs., Inc.*	715	31,753
STERIS PLC	1,121	98,054
Teleflex, Inc.	593	147,550
Tenet Healthcare Corp.*	991	15,024
United Therapeutics Corp.*	576	85,219
WellCare Health Plans, Inc.*	582	117,046
West Pharmaceutical Svcs., Inc.	981	96,795

		1,775,086

INDUSTRIALS (14.9%)
AECOM*	2,039	75,749
AGCO Corp.	877	62,644
Avis Budget Group, Inc.*	965	42,344
Carlisle Cos., Inc.	809	91,943
Clean Harbors, Inc.*	662	35,880
Copart, Inc.*	2,640	114,022
Crane Co.	651	58,082
Curtiss-Wright Corp.	587	71,526
Deluxe Corp.	639	49,101
Donaldson Co., Inc.	1,718	84,096
Dun & Bradstreet Corp.	483	57,192
Dycom Industries, Inc.*	399	44,461
EMCOR Group, Inc.	770	62,948
EnerSys	545	37,948
Esterline Technologies Corp.*	348	25,996
GATX Corp.	495	30,769
Genesee & Wyoming, Inc. Cl A*	809	63,693
Graco, Inc.	2,178	98,489
Granite Construction, Inc.	517	32,793
HNI Corp.	594	22,911
Hubbell, Inc.	721	97,580
Huntington Ingalls Industries, Inc.	596	140,477
IDEX Corp.	1,007	132,894
ITT, Inc.	1,146	61,162
JetBlue Airways Corp.*	4,250	94,945
KBR, Inc.	1,852	36,725
Kennametal, Inc.	1,079	52,234
Kirby Corp.*	723	48,296
KLX, Inc.*	680	46,410
Knight-Swift Transportation Hldgs., Inc.	1,700	74,324
Landstar System, Inc.	557	57,984
Lennox International, Inc.	498	103,713
Lincoln Electric Hldgs., Inc.	812	74,363
Manpowergroup, Inc.	873	110,094
Miller (Herman), Inc.	796	31,880
MSA Safety, Inc.	438	33,954

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

MSC Industrial Direct Co., Inc. Cl A	579	55,966
Nordson Corp.	663	97,063
NOW, Inc.*	1,352	14,913
Old Dominion Freight Line, Inc.	899	118,263
Orbital ATK, Inc.	760	99,940
Oshkosh Corp.	993	90,254
Pitney Bowes, Inc.	2,565	28,677
Regal Beloit Corp.	583	44,658
Rollins, Inc.	1,243	57,837
Ryder System, Inc.	707	59,508
Teledyne Technologies, Inc.*	469	84,959
Terex Corp.	1,050	50,631
The Brink’s Co.	657	51,706
Timken Co.	917	45,071
Toro Co.	1,434	93,540
Trinity Industries, Inc.	2,010	75,295
Valmont Industries, Inc.	300	49,755
Wabtec Corp.	1,108	90,224
Watsco, Inc.	407	69,206
Werner Enterprises, Inc.	603	23,306
Woodward, Inc.	720	55,109

		3,715,503

INFORMATION TECHNOLOGY (16.3%)
3D Systems Corp.*	1,599	13,815
ACI Worldwide, Inc.*	1,542	34,957
Acxiom Corp.*	1,012	27,891
ARRIS International PLC*	2,319	59,575
Arrow Electronics, Inc.*	1,158	93,115
Avnet, Inc.	1,608	63,709
Belden, Inc.	548	42,289
Blackbaud, Inc.	625	59,056
Broadridge Financial Solutions, Inc.	1,534	138,950
Cars.com, Inc.*	932	26,879
CDK Global, Inc.	1,721	122,673
Ciena Corp.*	1,852	38,762
Cirrus Logic, Inc.*	823	42,681
Cognex Corp.	2,293	140,240
Coherent, Inc.*	325	91,722
CommVault Systems, Inc.*	561	29,453
Convergys Corp.	1,169	27,472
CoreLogic, Inc.*	1,065	49,214
Cree, Inc.*	1,265	46,982
Cypress Semiconductor Corp.	4,417	67,315
Diebold Nixdorf, Inc.	975	15,941
DST Systems, Inc.	810	50,277
Fair Isaac Corp.	400	61,280
First Solar, Inc.*	1,052	71,031
Fortinet, Inc.*	1,986	86,768
Henry (Jack) & Associates, Inc.	1,012	118,364
Integrated Device Technology, Inc.*	1,768	52,563
InterDigital, Inc.	465	35,410
IPG Photonics Corp.*	493	105,566
j2 Global, Inc.	640	48,019
Jabil, Inc.	2,334	61,268
Keysight Technologies, Inc.*	2,455	102,128
Knowles Corp.*	1,107	16,229
Leidos Hldgs., Inc.	1,878	121,262
Littelfuse, Inc.	295	58,357
LogMeIn, Inc.	702	80,379
Manhattan Associates, Inc.*	897	44,437
MAXIMUS, Inc.	843	60,342

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Microsemi Corp.*	1,559	80,522
MKS Instruments, Inc.	717	67,757
Monolithic Power Systems, Inc.	494	55,506
National Instruments Corp.	1,382	57,533
NCR Corp.*	1,622	55,132
NetScout Systems, Inc.*	1,160	35,322
Plantronics, Inc.	454	22,873
PTC, Inc.*	1,540	93,586
Sabre Corp.	2,752	56,416
Science Applications Int’l. Corp.	569	43,568
Silicon Laboratories, Inc.*	548	48,388
Synaptics, Inc.*	453	18,093
SYNNEX Corp.	384	52,205
Take-Two Interactive Software, Inc.*	1,497	164,336
Tech Data Corp.*	456	44,674
Teradata Corp.*	1,572	60,459
Teradyne, Inc.	2,557	107,062
Trimble Navigation Ltd.*	3,300	134,112
Tyler Technologies, Inc.*	460	81,443
Ultimate Software Group, Inc.*	372	81,182
VeriFone Systems, Inc.*	1,525	27,008
Versum Materials, Inc.	1,425	53,936
ViaSat, Inc.*	692	51,796
Vishay Intertechnology, Inc.	1,673	34,715
WEX, Inc.*	520	73,440
Zebra Technologies Corp. Cl A*	701	72,764

		4,080,199

MATERIALS (6.7%)
Allegheny Technologies, Inc.*	1,670	40,314
AptarGroup, Inc.	829	71,526
Ashland Global Holdings, Inc.	825	58,740
Bemis Co., Inc.	1,183	56,536
Cabot Corp.	808	49,765
Carpenter Technology Corp.	600	30,594
Commercial Metals Co.	1,466	31,255
Compass Minerals Int’l., Inc.	434	31,357
Domtar Corp.	811	40,161
Eagle Materials, Inc.	634	71,832
Greif, Inc. Cl A	338	20,476
Louisiana-Pacific Corp.*	1,903	49,973
Minerals Technologies, Inc.	482	33,186
NewMarket Corp.	121	48,084
Olin Corp.	2,211	78,667
Owens-Illinois, Inc.*	2,175	48,220
PolyOne Corp.	1,054	45,849
Reliance Steel & Aluminum Co.	954	81,844
Royal Gold, Inc.	854	70,130
RPM International, Inc.	1,744	91,420
Scotts Miracle-Gro Co. Cl A	544	58,203
Sensient Technologies Corp.	557	40,745
Silgan Hldgs., Inc.	955	28,067
Sonoco Products Co.	1,291	68,604
Steel Dynamics, Inc.	3,099	133,660
The Chemours Co.	2,424	121,345
United States Steel Corp.	2,265	79,705
Valvoline, Inc.	2,657	66,584
Worthington Industries, Inc.	607	26,744

		1,673,586

REAL ESTATE (8.6%)
Alexander & Baldwin, Inc.	567	15,729
American Campus Communities, Inc.	1,795	73,649

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Camden Property Trust	1,227	112,958
CoreCivic, Inc.	1,577	35,483
CoreSite Realty Corp.	454	51,711
Corporate Office Pptys. Trust	1,310	38,252
Cousins Properties, Inc.	5,639	52,161
CyrusOne, Inc.	1,223	72,805
DCT Industrial Trust, Inc.	1,213	71,300
Douglas Emmett, Inc.	2,087	85,692
Education Realty Trust, Inc.	1,025	35,793
EPR Properties	826	54,070
First Industrial Realty Trust, Inc.	1,589	50,006
Healthcare Realty Trust, Inc.	1,668	53,576
Highwoods Properties, Inc.	1,347	68,576
Hospitality Properties Trust	2,131	63,610
JBG SMITH Properties	1,211	42,058
Jones Lang LaSalle, Inc.	599	89,209
Kilroy Realty Corp.	1,303	97,269
Lamar Advertising Co. Cl A	1,105	82,035
LaSalle Hotel Pptys.	1,466	41,151
Liberty Property Trust	1,910	82,149
Life Storage, Inc.	622	55,402
Mack-Cali Realty Corp.	1,163	25,074
Medical Properties Trust, Inc.	4,807	66,240
National Retail Pptys., Inc.	1,989	85,786
Omega Healthcare Investors, Inc.	2,631	72,458
Potlatch Corp.	545	27,196
Quality Care Properties, Inc.*	1,272	17,566
Rayonier, Inc.	1,696	53,644
Sabra Health Care REIT, Inc.	2,355	44,203
Senior Housing Pptys. Trust	3,078	58,944
Tanger Factory Outlet Centers, Inc.	1,247	33,058
Taubman Centers, Inc.	804	52,606
The GEO Group, Inc.	1,661	39,200
Uniti Group, Inc.*	2,104	37,430
Urban Edge Pptys.	1,352	34,462
Washington Prime Group, Inc.	2,292	16,319
Weingarten Realty Investors	1,602	52,658

		2,141,488

TELECOMMUNICATION SERVICES (0.1%)
Telephone & Data Systems, Inc.	1,237	34,389

UTILITIES (5.0%)
Aqua America, Inc.	2,320	91,014
Atmos Energy Corp.	1,468	126,087
Black Hills Corp.	700	42,077
Great Plains Energy, Inc.	2,823	91,014
Hawaiian Electric Industries, Inc.	1,446	52,273
Idacorp, Inc.	657	60,024
MDU Resources Group, Inc.	2,569	69,055
National Fuel Gas Co.	1,115	61,225
New Jersey Resources Corp.	1,132	45,506
NorthWestern Corp.	644	38,447
OGE Energy Corp.	2,592	85,303
ONE Gas, Inc.	700	51,282
PNM Resources, Inc.	1,057	42,756
Southwest Gas Hldgs., Inc.	636	51,185
UGI Corp.	2,270	106,577
Vectren Corp.	1,092	71,002
Westar Energy, Inc.	1,883	99,422
WGL Hldgs., Inc.	678	58,200

		1,242,449

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $17,787,675) 94.7%		23,656,343

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.2%)
U.S. Treasury Bill (1)	A-1+	1.00	01/02/18	700,000	699,942
U.S. Treasury Bill (1)	A-1+	1.05	01/04/18	600,000	599,912

					1,299,854

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,299,854) 5.2%					1,299,854

TOTAL INVESTMENTS (Cost: $19,087,529) 99.9%					24,956,197

OTHER NET ASSETS 0.1%					33,837

NET ASSETS 100.0%					$24,990,034

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.8%)
AMC Entertainment Hldgs., Inc. Cl A	2,948	44,515
Bassett Furniture Industries, Inc.	721	27,110
Belmond Ltd.*	2,866	35,109
Dave & Buster’s Entertainment, Inc.*	673	37,129
Houghton Mifflin Harcourt Co.*	12,945	120,389
ILG, Inc.	2,011	57,273
MSG Networks, Inc.*	2,959	59,920
Playa Hotels & Resorts NV*	9,005	97,164
Red Rock Resorts, Inc. Cl A	1,177	39,712
Signet Jewelers Ltd.	875	49,481
Sleep Number Corp.*	5,750	216,143
Unifi, Inc.*	2,173	77,946

		861,891

CONSUMER STAPLES (2.5%)
Crimson Wine Group Ltd.*	11,299	120,560
Orchids Paper Products Co.	5,611	71,821
Vector Group Ltd.	3,891	87,081

		279,462

ENERGY (5.3%)
Abraxas Petroleum Corp.*	14,296	35,168
Carrizo Oil and Gas, Inc.*	3,613	76,885
CrossAmerica Partners LP	2,493	59,209
Ensco PLC Cl A	7,104	41,985
Matrix Service Co.*	1,373	24,439
Nabors Industries Ltd.	3,752	25,626
PBF Energy, Inc.	5,458	193,486
PDC Energy, Inc.*	1,398	72,053
Range Resources Corp.	3,590	61,245

		590,096

FINANCIALS (30.4%)
American Equity Investment Life Hldg. Co.	3,901	119,878
Aspen Insurance Hldgs. Ltd.	2,199	89,279
BancFirst Corp.	2,815	143,987
Bank of Marin Bancorp	1,144	77,792
Banner Corp.	2,203	121,429
Brookline Bancorp, Inc.	8,694	136,496
Bryn Mawr Bank Corp.	2,544	112,445
Cadence Bancorporation*	2,032	55,108
Charter Financial Corp.	4,599	80,666
Customers Bancorp, Inc.*	1,255	32,617
Dime Community Bancshares	4,071	85,287
Ellington Financial LLC	7,550	109,551
Enterprise Financial Svcs. Corp.	2,745	123,937
First Connecticut Bancorp, Inc.	2,064	53,974
First Interstate BancSytem, Inc.	3,219	128,921
Flushing Financial Corp.	3,105	85,388
Glacier Bancorp, Inc.	2,851	112,301
Great Southern Bancorp, Inc.	1,073	55,420
Hanmi Financial Corp.	1,413	42,885
IBERIABANK Corp.	365	28,288
Investors Bancorp, Inc.	6,103	84,710
Luther Burbank Corp.*	2,263	27,247
Marlin Business Svcs. Corp.	4,668	104,563
MB Financial, Inc.	1,760	78,355
NMI Hldgs., Inc. Cl A*	9,988	169,796
Northfield Bancorp, Inc.	6,343	108,338
PowerShares KBW Bank Portfolio	1,020	56,131
Prosperity Bancshares, Inc.	792	55,495
Selective Insurance Group, Inc.	2,812	165,064
Sterling Bancorp	1,594	39,212
Stock Yards Bancorp, Inc.	5,103	192,383
SVB Financial Group*	1,103	257,848

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

TriCo Bancshares	1,723	65,233
UMB Financial Corp.	877	63,074
United Financial Bancorp, Inc.	1,201	21,186
Waterstone Financial, Inc.	1,800	30,690
Wintrust Financial Corp.	615	50,658

		3,365,632

HEALTH CARE (4.1%)
bluebird bio, Inc.*	340	60,554
Emergent Biosolutions, Inc.*	831	38,617
Envision Healthcare Corp.*	1,031	35,631
Neurocrine Biosciences, Inc.*	542	42,054
Pacific Biosciences of CA, Inc.*	8,523	22,501
Pacira Pharmaceuticals, Inc.*	823	37,570
Supernus Pharmaceuticals, Inc.*	3,988	158,922
Wright Medical Group NV*	2,375	52,725

		448,574

INDUSTRIALS (15.4%)
AZZ, Inc.	667	34,084
BMC Stock Hldgs., Inc.*	3,611	91,358
Builders FirstSource, Inc.*	2,844	61,971
Daseke, Inc.*	5,179	74,008
Deluxe Corp.	1,424	109,420
EMCOR Group, Inc.	792	64,746
Encore Wire Corp.	2,475	120,409
GMS, Inc.*	1,604	60,375
Hyster-Yale Materials Handling, Inc. Cl A	1,052	89,588
ICF International, Inc.*	833	43,733
Kirby Corp.*	1,280	85,504
Landstar System, Inc.	833	86,715
LSC Communications, Inc.	4,379	66,342
Miller Industries, Inc.	6,061	156,374
Mueller Industries, Inc.	8,079	286,237
Tutor Perini Corp.*	1,907	48,342
Universal Forest Products, Inc.	2,829	106,427
VSE Corp.	2,322	112,454

		1,698,087

INFORMATION TECHNOLOGY (10.7%)
Aerohive Networks, Inc.*	6,321	36,851
Anixter International, Inc.*	831	63,156
Belden, Inc.	354	27,318
CommVault Systems, Inc.*	833	43,733
Comtech Telecommunications Corp.	2,937	64,966
Cypress Semiconductor Corp.	1,354	20,635
Everspin Technologies, Inc.*	1,196	8,970
Finisar Corp.*	958	19,495
II-VI, Inc.*	938	44,039
Lumentum Hldgs., Inc.*	550	26,895
MaxLinear, Inc. Cl A*	2,490	65,786
MKS Instruments, Inc.	627	59,252
Perficient, Inc.*	1,418	27,041
Plexus Corp.*	1,135	68,917
Proofpoint, Inc.*	1,180	104,796
Richardson Electronics Ltd.	12,767	86,050
Sequans Communications S.A. ADR*	21,366	40,809
Stamps.com, Inc.*	475	89,300
SYNNEX Corp.	765	104,002
ViaSat, Inc.*	371	27,769
Xperi Corp.	3,208	78,275
Xura, Inc.*	3,068	76,700	††

		1,184,755

MATERIALS (4.9%)
Boise Cascade Co.	1,974	78,763
Ferro Corp.*	2,376	56,050
Ferroglobe PLC	2,584	41,861
Kaiser Aluminum Corp.	1,086	116,039
Kraton Corp.*	1,916	92,294
TimkenSteel Corp.*	3,179	48,289

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

U.S. Concrete, Inc.*	531	44,418
United States Steel Corp.	1,802	63,412

		541,126

REAL ESTATE (11.0%)
Alexander’s, Inc.	120	47,502
Chatham Lodging Trust	2,935	66,801
Chesapeake Lodging Trust	3,370	91,293
Colony NorthStar, Inc. Cl A	7,758	88,519
Cousins Properties, Inc.	9,349	86,478
Easterly Government Pptys.	5,060	107,980
Forest City Realty Trust, Inc. Cl A	6,341	152,818
Highwoods Properties, Inc.	2,146	109,253
Life Storage, Inc.	304	27,077
Medical Properties Trust, Inc.	5,063	69,768
Pennsylvania REIT	3,836	45,610
RLJ Lodging Trust	2,496	54,837
Summit Hotel Pptys., Inc.	1,771	26,972
Terreno Realty Corp.	2,562	89,824
The GEO Group, Inc.	4,933	116,419
Urstadt Biddle Pptys., Inc. Cl A	1,633	35,501

		1,216,652

TELECOMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*	7,999	81,430
Shenandoah Telecommunications Co.	1,715	57,967

		139,397

UTILITIES (4.4%)
Avista Corp.	2,063	106,224
Idacorp, Inc.	993	90,720
Northwest Natural Gas Co.	951	56,727
NorthWestern Corp.	1,178	70,327
PNM Resources, Inc.	2,092	84,621
Portland General Electric Co.	1,657	75,526

		484,145

TOTAL COMMON STOCKS
(Cost: $8,564,117) 97.8%		10,809,817

	Shares	Value
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	3,504	2,085

TOTAL WARRANTS (Cost: $2,117) 0.0% (2)		2,085

TOTAL INVESTMENTS (Cost: $8,566,234) 97.8%		10,811,902

OTHER NET ASSETS 2.2%		240,338

NET ASSETS 100.0%		$11,052,240

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
AMC Networks, Inc. Cl A*	583	31,529
American Axle & Mfg. Hldgs., Inc.*	2,998	51,056
Belmond Ltd.*	3,021	37,007
Bloomin’ Brands, Inc.	4,024	85,872
Bright Horizons Family Solutions, Inc.*	543	51,042
Cooper Tire & Rubber Co.	1,343	47,475
Dave & Buster’s Entertainment, Inc.*	1,096	60,466
Five Below, Inc.*	2,389	158,434
Haverty Furniture Cos., Inc.	3,947	89,400
Lions Gate Entertainment Corp. Cl A*	1,804	60,976
Lions Gate Entertainment Corp. Cl B*	1,804	57,243
Lithia Motors, Inc. Cl A	753	85,533
Red Rock Resorts, Inc. Cl A	2,855	96,328
Sleep Number Corp.*	3,430	128,934
Steve Madden Ltd.*	1,361	63,559
Thor Industries, Inc.	651	98,119

		1,202,973

CONSUMER STAPLES (2.0%)
Cal-Maine Foods, Inc.*	738	32,804
Orchids Paper Products Co.	2,458	31,462
Vector Group Ltd.	1,996	44,670
WD-40 Co.	535	63,130

		172,066

ENERGY (1.8%)
Matador Resources Co.*	1,017	31,659
Ring Energy, Inc.*	4,478	62,244
RPC, Inc.	2,277	58,132

		152,035

FINANCIALS (6.6%)
AMERISAFE, Inc.	512	31,539
First Merchants Corp.	1,502	63,174
Heritage Financial Corp.	2,071	63,787
Moelis & Co. Cl A	1,939	94,042
Pinnacle Financial Partners, Inc.	794	52,642
S&T Bancorp, Inc.	1,404	55,893
Starwood Property Trust, Inc.	2,213	47,248
TriState Capital Hldgs., Inc.*	2,466	56,718
United Insurance Hldgs. Corp.	2,531	43,660
Webster Financial Corp.	771	43,299

		552,002

HEALTH CARE (22.8%)
Abiomed, Inc.*	316	59,222
Acadia Healthcare Co., Inc.*	1,881	61,377
ACADIA Pharmaceuticals, Inc.*	636	19,150
Acceleron Pharma, Inc.*	857	36,371
Agios Pharmaceuticals, Inc.*	439	25,098
Akebia Therapeutics, Inc.*	1,564	23,257
Amicus Therapeutics, Inc.*	2,950	42,451
Anika Therapeutics, Inc.*	739	39,839
BioSpecifics Technologies Corp.*	781	33,841
bluebird bio, Inc.*	275	48,978
Cambrex Corp.*	360	17,280
Catalent, Inc.*	1,245	51,145
Chemed Corp.	234	56,867
Clovis Oncology, Inc.*	565	38,420
Dyax Corp. - contingent value rights*	1,246	0	††
Emergent Biosolutions, Inc.*	1,180	54,835
Envision Healthcare Corp.*	1,035	35,770
Exact Sciences Corp.*	1,524	80,071
ICU Medical, Inc.*	144	31,104
Insulet Corp.*	836	57,684
Intersect ENT, Inc.*	1,164	37,714
iRhythm Technologies, Inc.*	599	33,574

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Karyopharm Therapeutics, Inc.*	2,275	21,840
Medicines Co.*	864	23,622
Nektar Therapeutics*	835	49,866
Neogen Corp.*	545	44,804
Neurocrine Biosciences, Inc.*	836	64,865
Nevro Corp.*	761	52,539
NuVasive, Inc.*	534	31,234
Omeros Corp.*	1,594	30,971
Omnicell, Inc.*	2,107	102,190
Pacira Pharmaceuticals, Inc.*	1,460	66,649
Penumbra, Inc.*	474	44,603
PRA Health Sciences, Inc.*	420	38,249
Prestige Brands Hldgs., Inc.*	714	31,709
Prothena Corp. PLC*	745	27,930
Radius Health, Inc.*	688	21,858
Repligen Corp.*	1,197	43,427
Sage Therapeutics, Inc.*	498	82,026
Spark Therapeutics, Inc.*	522	26,841
Supernus Pharmaceuticals, Inc.*	1,927	76,791
Ultragenyx Pharmaceutical, Inc.*	536	24,860
WellCare Health Plans, Inc.*	365	73,405
Wright Medical Group NV*	1,894	42,047
Zogenix, Inc.*	434	17,382

		1,923,756

INDUSTRIALS (18.1%)
AeroVironment, Inc.*	510	28,642
Altra Industrial Motion Corp.	789	39,766
Astronics Corp.*	1,365	56,606
BMC Stock Hldgs., Inc.*	2,898	73,319
Deluxe Corp.	652	50,100
Echo Global Logistics, Inc.*	1,829	51,212
EnPro Industries, Inc.	1,568	146,624
Generac Hldgs., Inc.*	1,063	52,640
Granite Construction, Inc.	2,070	131,300
H&E Equipment Services	1,256	51,056
Healthcare Svcs. Group, Inc.	1,756	92,576
InnerWorkings, Inc.*	4,044	40,561
John Bean Technologies Corp.	574	63,599
Landstar System, Inc.	685	71,309
Mueller Water Products, Inc. Cl A	5,710	71,546
NCI Building Systems, Inc.*	2,932	56,588
Quanex Building Products Corp.	1,376	32,198
Schneider National, Inc. Cl B	1,260	35,986
Simpson Manufacturing Co., Inc.	588	33,757
Sun Hydraulics Corp.	1,697	109,779
Teledyne Technologies, Inc.*	541	98,002
Trex Co., Inc.*	813	88,121
Universal Forest Products, Inc.	1,365	51,351

		1,526,638

INFORMATION TECHNOLOGY (22.6%)
Acacia Communications, Inc.*	675	24,455
Advanced Energy Industries, Inc.*	450	30,366
Ambarella, Inc.*	378	22,208
Belden, Inc.	512	39,511
Cabot MicroElectronics Corp.	230	21,638
Callidus Software, Inc.*	4,249	121,734
CommVault Systems, Inc.*	1,273	66,833
Cornerstone OnDemand, Inc.*	775	27,381
Cray, Inc.*	865	20,933
Cypress Semiconductor Corp.	1,945	29,642
Entegris, Inc.	1,340	40,803
EPAM Systems, Inc.*	899	96,580
Euronet Worldwide, Inc.*	372	31,348
Everspin Technologies, Inc.*	1,733	12,998
Fair Isaac Corp.	311	47,645
Five9, Inc.*	1,704	42,396

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Globant S.A.*	850	39,491
Grubhub, Inc.*	501	35,972
II-VI, Inc.*	1,172	55,025
Integrated Device Technology, Inc.*	1,615	48,014
Littelfuse, Inc.	250	49,455
LogMeIn, Inc.	533	61,029
Lumentum Hldgs., Inc.*	811	39,658
MAXIMUS, Inc.	417	29,849
MaxLinear, Inc. Cl A*	1,908	50,409
MKS Instruments, Inc.	558	52,731
Monolithic Power Systems, Inc.	533	59,888
New Relic, Inc.*	1,409	81,398
Nutanix, Inc. Cl A*	825	29,106
Oclaro, Inc.*	3,190	21,501
Paycom Software, Inc.*	606	48,680
Perficient, Inc.*	1,264	24,104
Proofpoint, Inc.*	1,170	103,908
Q2 Hldgs., Inc.*	847	31,212
Rapid7, Inc.*	1,760	32,842
Science Applications Int’l. Corp.	925	70,827
Sequans Communications S.A. ADR*	8,474	16,185
Stamps.com, Inc.*	286	53,768
Take-Two Interactive Software, Inc.*	323	35,459
ViaSat, Inc.*	579	43,338
Xperi Corp.	1,698	41,431
Zendisk, Inc.*	2,142	72,485

		1,904,236

MATERIALS (5.7%)
Berry Global Group, Inc.*	1,049	61,545
Ferro Corp.*	5,761	135,902
Ferroglobe PLC	4,842	78,440
Ferroglobe Representation & Warranty Insurance Trust*	1,185	0	††
Minerals Technologies, Inc.	860	59,211
Orion Engineered Carbons S.A.	2,565	65,664
U.S. Concrete, Inc.*	903	75,536

		476,298

REAL ESTATE (2.8%)
Easterly Government Pptys.	1,612	34,400
Pebblebrook Hotel Trust	1,500	55,755
QTS Realty Trust, Inc.	1,478	80,048
Terreno Realty Corp.	1,796	62,968

		233,171

TELECOMMUNICATION SERVICES (1.4%)
ORBCOMM, Inc.*	5,792	58,963
Shenandoah Telecommunications Co.	1,676	56,649

		115,612

UTILITIES (0.6%)
Chesapeake Utilities Corp.	686	53,885

TOTAL COMMON STOCKS (Cost: $6,517,901) 98.7%		8,312,672

TOTAL INVESTMENTS (Cost: $6,517,901) 98.7%		8,312,672

OTHER NET ASSETS 1.3%		105,924

NET ASSETS 100.0%		$8,418,596

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (27.0%)
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	205,648
U.S. Treasury Note	AA+	1.50	08/15/26	700,000	651,274
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	84,994
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	580,664
U.S. Treasury Note	AA+	2.25	08/15/27	800,000	788,750
U.S. Treasury Note	AA+	2.38	05/15/27	1,550,000	1,545,579
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	762,993
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	816,853

					5,436,755

U.S. GOVERNMENT AGENCIES (30.3%)
MORTGAGE-BACKED OBLIGATIONS (30.3%)
FHLMC	AA+	2.50	09/01/27	47,887	48,135
FHLMC	AA+	3.00	06/01/27	27,095	27,604
FHLMC	AA+	3.00	08/01/27	28,330	28,871
FHLMC	AA+	3.00	11/01/42	45,542	45,829
FHLMC	AA+	3.00	04/01/43	55,861	56,154
FHLMC	AA+	3.50	05/01/42	76,266	78,705
FHLMC	AA+	3.50	01/01/43	61,482	63,449
FHLMC	AA+	3.50	04/01/43	91,123	94,036
FHLMC	AA+	3.50	11/01/43	79,649	82,193
FHLMC	AA+	3.50	07/01/45	80,597	83,397
FHLMC	AA+	3.50	05/01/46	80,922	83,225
FHLMC	AA+	3.50	09/01/47	97,437	100,212
FHLMC	AA+	4.00	02/01/25	5,470	5,676
FHLMC	AA+	4.00	03/01/41	27,674	29,052
FHLMC	AA+	4.00	07/01/41	36,405	38,575
FHLMC	AA+	4.00	11/01/42	36,576	38,548
FHLMC	AA+	4.00	01/01/44	98,553	103,858
FHLMC	AA+	4.00	10/01/44	62,305	65,176
FHLMC	AA+	4.00	06/01/45	70,181	74,055
FHLMC	AA+	4.00	05/01/47	96,898	101,339
FHLMC	AA+	4.50	03/01/34	13,471	14,380
FHLMC	AA+	4.50	08/01/34	5,504	5,874
FHLMC	AA+	4.50	02/01/44	44,478	47,332
FHLMC	AA+	5.00	02/01/26	2,631	2,827
FHLMC	AA+	5.50	03/01/21	2,241	2,310
FHLMC	AA+	5.50	07/01/32	4,705	5,189
FHLMC	AA+	5.50	05/01/33	3,944	4,317
FHLMC	AA+	5.50	06/01/37	20,573	22,870
FHLMC	AA+	6.00	07/15/29	3,587	3,923
FHLMC	AA+	6.00	03/15/32	4,111	4,548
FHLMC ARM	AA+	2.76	02/01/36	5,053	5,323
FHLMC ARM	AA+	2.90	04/01/37	2,855	2,989
FHLMC ARM	AA+	2.93	05/01/37	3,501	3,656
FHLMC ARM	AA+	3.40	03/01/37	1,147	1,200
FHLMC ARM	AA+	3.61	04/01/37	2,314	2,448
FHLMC ARM	AA+	4.65	09/01/39	4,605	4,744
FHLMC Strip	AA+	3.00	01/15/43	60,772	61,722
FNMA	AA+	2.68	12/01/26	75,000	73,199
FNMA	AA+	2.91	07/01/27	74,463	74,401
FNMA	AA+	3.00	09/01/29	53,662	54,815
FNMA	AA+	3.00	09/01/33	74,697	76,393
FNMA	AA+	3.00	04/25/42	74,453	75,099
FNMA	AA+	3.00	12/01/42	59,707	59,438
FNMA	AA+	3.00	02/01/43	33,920	34,020
FNMA	AA+	3.00	03/01/43	31,355	31,579
FNMA	AA+	3.00	04/01/43	58,527	58,263
FNMA	AA+	3.00	09/01/43	102,301	102,833
FNMA	AA+	3.00	09/01/46	141,510	141,582
FNMA	AA+	3.50	03/25/28	54,358	55,853
FNMA	AA+	3.50	03/01/32	45,286	47,122
FNMA	AA+	3.50	09/01/32	62,542	65,079
FNMA	AA+	3.50	08/01/38	45,857	47,342
FNMA	AA+	3.50	10/01/41	39,343	39,992
FNMA	AA+	3.50	12/01/41	50,395	51,474

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

FNMA	AA+	3.50	04/01/42	57,141	58,136
FNMA	AA+	3.50	08/01/42	41,786	43,024
FNMA	AA+	3.50	10/01/42	44,894	46,352
FNMA	AA+	3.50	12/01/42	109,618	113,183
FNMA	AA+	3.50	08/01/43	101,273	104,449
FNMA	AA+	3.50	08/01/43	109,191	112,546
FNMA	AA+	3.50	01/01/44	17,160	17,469
FNMA	AA+	3.50	08/25/44	50,000	51,190
FNMA	AA+	3.50	04/01/45	151,240	156,222
FNMA	AA+	3.50	04/01/45	117,149	120,886
FNMA	AA+	3.50	06/01/45	87,190	89,998
FNMA	AA+	3.50	10/01/45	167,233	172,739
FNMA	AA+	4.00	05/01/19	2,052	2,111
FNMA	AA+	4.00	07/25/26	74,268	79,098
FNMA	AA+	4.00	01/01/31	66,357	69,883
FNMA	AA+	4.00	11/01/40	29,618	31,110
FNMA	AA+	4.00	05/01/41	32,972	34,215
FNMA	AA+	4.00	11/01/45	68,239	71,593
FNMA	AA+	4.00	02/01/47	543,932	571,640
FNMA	AA+	4.00	07/01/56	90,184	94,662
FNMA	AA+	4.50	05/01/18	114	116
FNMA	AA+	4.50	05/01/19	645	655
FNMA	AA+	4.50	05/01/30	10,917	11,651
FNMA	AA+	4.50	04/01/31	14,091	15,038
FNMA	AA+	4.50	08/01/33	5,045	5,389
FNMA	AA+	4.50	08/01/33	4,290	4,581
FNMA	AA+	4.50	09/01/33	13,206	14,109
FNMA	AA+	4.50	05/01/34	3,551	3,794
FNMA	AA+	4.50	06/01/34	5,179	5,533
FNMA	AA+	4.50	08/01/35	6,868	7,341
FNMA	AA+	4.50	12/01/35	6,867	7,338
FNMA	AA+	4.50	05/01/39	12,539	13,528
FNMA	AA+	4.50	05/01/39	18,837	20,354
FNMA	AA+	4.50	05/01/40	21,610	23,040
FNMA	AA+	4.50	10/01/40	171,651	184,015
FNMA	AA+	5.00	04/01/18	166	169
FNMA	AA+	5.00	09/01/18	426	434
FNMA	AA+	5.00	10/01/20	2,857	2,914
FNMA	AA+	5.00	06/01/33	9,749	10,590
FNMA	AA+	5.00	09/01/33	7,852	8,529
FNMA	AA+	5.00	10/01/33	10,729	11,713
FNMA	AA+	5.00	11/01/33	14,952	16,242
FNMA	AA+	5.00	03/01/34	2,563	2,784
FNMA	AA+	5.00	04/01/34	1,901	2,065
FNMA	AA+	5.00	04/01/34	4,665	5,092
FNMA	AA+	5.00	04/01/35	5,983	6,529
FNMA	AA+	5.00	06/01/35	3,286	3,567
FNMA	AA+	5.00	09/01/35	4,227	4,589
FNMA	AA+	5.00	11/25/35	14,086	15,028
FNMA	AA+	5.00	10/01/36	5,165	5,612
FNMA	AA+	5.00	05/01/39	14,264	15,284
FNMA	AA+	5.00	06/01/40	10,947	11,818
FNMA	AA+	5.50	09/01/19	608	616
FNMA	AA+	5.50	08/01/25	4,433	4,904
FNMA	AA+	5.50	01/01/27	1,965	2,151
FNMA	AA+	5.50	09/01/33	3,970	4,427
FNMA	AA+	5.50	10/01/33	13,365	14,903
FNMA	AA+	5.50	03/01/34	3,791	4,218
FNMA	AA+	5.50	03/01/34	981	1,075
FNMA	AA+	5.50	07/01/34	3,815	4,218
FNMA	AA+	5.50	09/01/34	1,748	1,937
FNMA	AA+	5.50	09/01/34	12,069	13,413
FNMA	AA+	5.50	09/01/34	12,328	13,617
FNMA	AA+	5.50	10/01/34	2,053	2,273
FNMA	AA+	5.50	02/01/35	4,294	4,761
FNMA	AA+	5.50	02/01/35	5,897	6,556
FNMA	AA+	5.50	04/01/35	5,930	6,519
FNMA	AA+	5.50	08/01/35	5,682	6,298
FNMA	AA+	5.50	11/01/35	6,375	7,058

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

FNMA	AA+	5.50	06/01/37	6,361	7,029
FNMA	AA+	5.50	11/01/38	918	963
FNMA	AA+	5.50	06/01/48	2,657	2,825
FNMA	AA+	6.00	12/25/49	8,808	9,904
FNMA	AA+	6.00	04/01/23	3,381	3,776
FNMA	AA+	6.00	01/01/25	9,231	10,312
FNMA	AA+	6.00	03/01/28	4,695	5,246
FNMA	AA+	6.00	04/01/32	320	357
FNMA	AA+	6.00	05/01/32	891	1,009
FNMA	AA+	6.00	05/01/33	10,590	11,831
FNMA	AA+	6.00	09/01/34	6,139	6,910
FNMA	AA+	6.00	10/01/34	8,397	9,388
FNMA	AA+	6.00	12/01/36	4,153	4,677
FNMA	AA+	6.00	01/01/37	5,028	5,688
FNMA	AA+	6.00	05/01/37	933	997
FNMA	AA+	6.00	07/01/37	1,922	2,152
FNMA	AA+	6.00	08/01/37	3,059	3,451
FNMA	AA+	6.00	12/01/37	880	992
FNMA	AA+	6.00	10/25/44	13,354	15,021
FNMA	AA+	6.00	02/25/47	11,516	12,954
FNMA	AA+	6.50	05/01/32	534	592
FNMA	AA+	6.50	05/01/32	1,562	1,732
FNMA	AA+	6.50	07/01/32	797	884
FNMA	AA+	6.50	07/01/34	3,980	4,412
FNMA	AA+	6.50	09/01/34	2,057	2,280
FNMA	AA+	6.50	09/01/36	861	935
FNMA	AA+	6.50	05/01/37	2,573	2,690
FNMA	AA+	6.50	09/01/37	1,150	1,275
FNMA	AA+	6.50	05/01/38	1,062	1,177
FNMA	AA+	7.00	09/01/31	833	909
FNMA	AA+	7.00	04/01/32	835	911
FNMA	AA+	7.00	01/25/44	16,497	19,152
FNMA	AA+	7.50	06/01/31	262	295
FNMA	AA+	7.50	02/01/32	935	1,030
FNMA	AA+	7.50	06/01/32	262	308
FNMA	AA+	8.00	04/01/32	105	110
FNMA ARM	AA+	2.40	05/01/43	69,074	69,171
FNMA Strip	AA+	3.00	08/25/42	51,880	51,898
GNMA (3)	AA+	4.00	08/15/41	35,090	36,814
GNMA (3)	AA+	4.00	11/15/41	16,309	17,277
GNMA (3)	AA+	4.00	01/15/42	48,012	50,380
GNMA (3)	AA+	4.50	04/20/31	17,903	19,002
GNMA (3)	AA+	4.50	10/15/40	31,237	33,474
GNMA (3)	AA+	4.50	06/20/41	21,565	22,640
GNMA (3)	AA+	4.50	10/20/43	38,174	40,722
GNMA (3)	AA+	5.00	06/20/39	30,500	32,683
GNMA (3)	AA+	5.00	11/15/39	15,121	16,358
GNMA (3)	AA+	5.00	06/20/40	9,255	9,904
GNMA (3)	AA+	5.50	01/15/36	8,755	9,603
GNMA (3)	AA+	6.50	04/15/31	105	116
GNMA (3)	AA+	6.50	10/15/31	583	672
GNMA (3)	AA+	6.50	12/15/31	114	126
GNMA (3)	AA+	6.50	05/15/32	397	440
GNMA (3)	AA+	7.00	05/15/31	543	627
GNMA (3)	AA+	7.00	05/15/32	47	48
GNMA (3)	AA+	7.00	10/20/38	220	233
Small Business Administration (3)	AA+	2.81	06/01/37	392,087	393,130
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	21,125	22,050

					6,092,658

CORPORATE DEBT (41.7%)
CONSUMER DISCRETIONARY (8.1%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	83,836
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	79,920
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	114,794
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	51,893
Brinker International, Inc.	BB+	3.88	05/15/23	10,000	9,700
Dollar General Corp.	BBB	3.25	04/15/23	85,000	86,146
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	69,933
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	90,100

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Gap, Inc.	BB+	5.95	04/12/21	75,000	80,872
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	75,000	77,546
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	70,025
Kohl’s Corp.	BBB-	3.25	02/01/23	30,000	29,658
Kohl’s Corp.	BBB-	4.00	11/01/21	50,000	51,434
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	76,521
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	85,580
Newell Brands, Inc.	BBB-	4.70	08/15/20	75,000	78,857
NVR, Inc.	BBB+	3.95	09/15/22	85,000	88,733
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,324
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	78,678
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	75,000	78,899
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	105,421
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	48,597
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	84,105

					1,631,572

CONSUMER STAPLES (2.1%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	50,059
Edgewell Personal Care Co.	BB+	4.70	05/19/21	75,000	77,438
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	68,279
Kroger Co.	BBB	2.95	11/01/21	30,000	30,291
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	97,575
Sysco Corp.	BBB+	2.60	06/12/22	55,000	54,618
Sysco Corp.	BBB+	3.75	10/01/25	50,000	51,991

					430,251

ENERGY (2.5%)
Cameron International Corp.	AA-	4.50	06/01/21	75,000	77,935
Energen Corp.	BB	4.63	09/01/21	85,000	86,063
EQT Corp.	BBB	4.88	11/15/21	85,000	90,626
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	69,760
Noble Corp.	B	7.50	03/15/19	50,000	51,188
Rowan Companies PLC	B+	4.88	06/01/22	85,000	80,113
Seacor Hldgs., Inc.	NR	7.38	10/01/19	50,000	51,625

					507,310

FINANCIALS (8.1%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	84,195
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	80,416
Bank of America Corp.	BBB+	3.95	04/21/25	75,000	77,559
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	89,973
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	53,813
Block Financial LLC	BBB	5.25	10/01/25	50,000	53,673
Block Financial LLC	BBB	5.50	11/01/22	30,000	32,236
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	90,821
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,585
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	52,104
First Republic Bank	A-	2.38	06/17/19	85,000	84,845
First Tennessee Bank	BBB	2.95	12/01/19	75,000	75,499
Genworth Financial, Inc.	B	7.20	02/15/21	50,000	48,750
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,826
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	21,316
Lincoln National Corp.	A-	4.85	06/24/21	20,000	21,349
Markel Corp.	BBB	5.35	06/01/21	40,000	43,097
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	80,183
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	53,574
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	21,537
Pacific LifeCorp.†	A-	6.00	02/10/20	15,000	15,956
Protective Life Corp.	A-	7.38	10/15/19	65,000	70,450
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	21,435
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	80,198
Signet UK Finance PLC	BBB-	4.70	06/15/24	50,000	49,231
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	51,216
Synchrony Financial	BBB-	3.70	08/04/26	50,000	49,296
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	20,799
Unum Group	BBB	4.00	03/15/24	75,000	78,100
Voya Financial, Inc.	BBB	3.65	06/15/26	75,000	75,848

					1,624,880

HEALTH CARE (4.4%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	90,257
Anthem, Inc.	A	4.35	08/15/20	50,000	52,386

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	89,960
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	85,573
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	88,153
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	83,017
Owens & Minor, Inc.	BBB-	3.88	09/15/21	85,000	85,992
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	91,641
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	88,824
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	90,342
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	25,061

					871,206

INDUSTRIALS (2.8%)
Crane Co.	BBB	2.75	12/15/18	90,000	90,403
Flowserve Corp.	BBB-	3.50	09/15/22	65,000	65,276
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	75,973
Kennametal, Inc.	BBB-	2.65	11/01/19	85,000	85,067
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	78,903
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	85,000	85,253
Southwest Airlines Co.	BBB+	2.75	11/06/19	85,000	85,609

					566,484

INFORMATION TECHNOLOGY (4.0%)
Adobe Systems, Inc.	A	4.75	02/01/20	85,000	89,260
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	106,142
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	89,407
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	85,244
eBay, Inc.	BBB+	2.88	08/01/21	75,000	75,745
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	90,742
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	24,510
Lam Research Corp.	BBB+	2.75	03/15/20	75,000	75,531
Symantec Corp.	BB+	4.20	09/15/20	85,000	87,550
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	86,777

					810,908

MATERIALS (4.7%)
Albemarle Corp.	BBB	4.50	12/15/20	85,000	89,395
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	86,658
Domtar Corp.	BBB-	4.40	04/01/22	85,000	89,423
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	52,386
Freeport-McMoRan, Inc.	BB-	3.55	03/01/22	85,000	84,044
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	85,044
Kinross Gold Corp.	BB+	5.13	09/01/21	20,000	20,850
Methanex Corp.	BB+	3.25	12/15/19	85,000	85,379
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	86,774
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	52,080
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	32,273
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	87,307
Teck Resources Ltd.	BB+	4.75	01/15/22	75,000	78,285

					929,898

REAL ESTATE (2.8%)
Boston Properties LP	A-	3.85	02/01/23	65,000	67,715
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,168
Healthcare Realty Trust	BBB	3.75	04/15/23	85,000	86,458
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	90,705
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	85,000	89,553
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	30,149
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	51,648
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	68,880
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	10,363
Welltower, Inc.	BBB+	6.13	04/15/20	50,000	54,006

					569,645

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB+	3.00	06/30/22	75,000	75,133

UTILITIES (1.8%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	89,800
Exelon Corp.	BBB-	5.15	12/01/20	50,000	53,242
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	31,481
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	78,985
SCANA Corp.	BBB-	4.13	02/01/22	85,000	86,808
Talen Energy Supply LLC†	B+	6.50	09/15/24	30,000	23,850

					364,166

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,666,050) 99.0%	19,910,866

TOTAL INVESTMENTS (Cost: $19,666,050) 99.0%	19,910,866

OTHER NET ASSETS 1.0%	199,254

NET ASSETS 100.0%	$20,110,120

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2017

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (31.2%)
U.S. Treasury Bill	A-1+	1.02	01/11/18	900,000	899,692
U.S. Treasury Bill	A-1+	1.03	01/02/18	1,000,000	999,914
U.S. Treasury Bill	A-1+	1.05	01/04/18	1,000,000	999,854
U.S. Treasury Bill	A-1+	1.06	01/18/18	800,000	799,552
U.S. Treasury Bill	A-1+	1.18	01/25/18	1,000,000	999,147
U.S. Treasury Bill	A-1+	1.25	02/15/18	1,100,000	1,098,200
U.S. Treasury Bill	A-1+	1.25	03/01/18	900,000	898,216

					6,694,575

U.S. GOVERNMENT AGENCIES (13.0%)
FHLB	A-1+	1.12	01/09/18	100,000	99,969
FHLB	A-1+	1.17	01/22/18	300,000	299,775
FHLB	A-1+	1.18	01/10/18	600,000	599,782
FHLB	A-1+	1.21	01/16/18	900,000	899,485
FHLB	A-1+	1.28	02/01/18	900,000	898,939

					2,797,950

COMMERCIAL PAPER (55.7%)
Apple, Inc.†	A-1+	1.20	01/10/18	900,000	899,669
Chevron Corp.†	A-1+	1.20	01/08/18	900,000	899,730
Cisco Systems, Inc.†	A-1+	1.20	01/03/18	485,000	484,935
Coca-Cola Co.†	A-1+	1.23	01/12/18	450,000	449,800
Deere & Co.†	A-1	1.36	01/17/18	400,000	399,728
Emerson Electric Co.†	A-1	1.27	01/26/18	900,000	899,142
Estee Lauder Cos.†	A-1	1.20	01/04/18	900,000	899,850
Hershey Foods†	A-1	1.45	01/03/18	700,000	699,887
Illinois Tool Works, Inc.†	A-1	1.25	01/16/18	900,000	899,468
Intercontinental Exchange, Inc.†	A-1	1.58	01/30/18	650,000	649,116
Kimberly-Clark Corp.†	A-1	1.48	01/22/18	650,000	649,385
Microsoft Corp.†	A-1+	1.23	01/09/18	500,000	499,829
NIKE, Inc.†	A-1+	1.33	01/11/18	800,000	799,645
QUALCOMM, Inc.†	A-1	1.23	01/03/18	900,000	899,877
Simon Property Group LP†	A-1	1.34	01/19/18	317,000	316,764
Simon Property Group LP†	A-1	1.35	01/23/18	400,000	399,640
Toyota Motor Credit Corp.	A-1+	1.51	02/06/18	700,000	698,884
Washington Gas Light Co.	A-1	1.75	01/05/18	500,000	499,854

					11,945,203

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,437,607) 99.9%
					21,437,728

TOTAL INVESTMENTS (Cost: $21,437,607) 99.9%					21,437,728

OTHER NET ASSETS 0.1%					21,306

NET ASSETS 100.0%					$21,459,034

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2017

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$198,748	1.0%
MONEY MARKET FUND	$10,746,465	50.0%

††	Level 3 Security.
(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2017, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)(a)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	March 2018	$133,800	$1,095	1.1%
EQUITY INDEX FUND	17	E-mini S&P 500 Stock Index	P	March 2018	$2,274,600	$6,352	5.1%
MID-CAP EQUITY INDEX FUND	7	E-mini S&P MidCap 400 Stock Index	P	March 2018	$1,331,680	$5,705	5.3%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.
(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Institutional Funds, Inc.
Date:	March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Institutional Funds, Inc.

Date:	March 9, 2018

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of Mutual of America Institutional Funds, Inc.

Date:	March 9, 2018